THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.9%
	Aerospace & Defense — 1.5%
112,190	Boeing Co. (The)	$38,276,984
	Airlines — 1.0%
521,443	Southwest Airlines Co.	26,869,958
	Automobiles — 0.6%
1,497,468	Ford Motor Co.	14,270,870
	Banks — 6.9%
879,099	Bank of America Corp.	26,970,757
425,892	Citigroup, Inc.	30,306,475
811,475	Citizens Financial Group, Inc.	30,235,559
385,117	Comerica, Inc.	28,190,564
1,070,661	Fifth Third Bancorp	31,787,925
260,278	JPMorgan Chase & Co.	30,192,248
		177,683,528
	Beverages — 1.4%
542,498	Monster Beverage Corp.[1]	34,974,846
	Biotechnology — 3.7%
142,320	Amgen, Inc.	26,554,066
92,666	Biogen, Inc.[1]	22,037,828
248,291	Celgene Corp.[1]	22,808,011
77,815	Regeneron Pharmaceuticals, Inc.[1]	23,714,899
		95,114,804
	Capital Markets — 1.7%
201,254	Ameriprise Financial, Inc.	29,284,470
168,477	Intercontinental Exchange, Inc.	14,802,389
		44,086,859
	Chemicals — 1.0%
232,115	Celanese Corp.	26,036,340
	Communications Equipment — 3.6%
800,373	Cisco Systems, Inc.	44,340,664
181,807	F5 Networks, Inc.[1]	26,674,723
793,695	Juniper Networks, Inc.	21,445,639
		92,461,026
	Consumer Finance — 3.4%
1,121,873	Ally Financial, Inc.	36,920,840
125,723	American Express Co.	15,636,170
383,190	Discover Financial Services	34,387,471
		86,944,481
	Containers & Packaging — 1.5%
514,981	International Paper Co.	22,612,816
150,575	Packaging Corp. of America	15,203,558
		37,816,374
	Electric Utilities — 0.5%
262,538	Exelon Corp.	11,829,962
	Electrical Equipment — 2.6%
407,254	AMETEK, Inc.	36,494,031
382,285	Eaton Corp. PLC	31,420,004
		67,914,035
See Notes to Schedules of Portfolio Investments
1

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 1.2%
599,252	Halliburton Co.	$13,782,796
591,712	TechnipFMC PLC	16,295,749
		30,078,545
	Entertainment — 1.7%
342,676	Activision Blizzard, Inc.	16,702,028
285,688	Electronic Arts, Inc.[1]	26,426,140
		43,128,168
	Equity Real Estate Investment Trusts — 2.5%
940,006	Host Hotels & Resorts, Inc.	16,346,704
190,992	National Retail Properties, Inc.	9,977,422
146,334	Simon Property Group, Inc.	23,735,375
424,678	STORE Capital Corp.	14,528,235
		64,587,736
	Food & Staples Retailing — 0.6%
229,950	Sysco Corp.	15,767,672
	Food Products — 1.8%
367,007	General Mills, Inc.	19,491,742
161,924	McCormick & Co., Inc.	25,671,431
		45,163,173
	Health Care Providers & Services — 7.3%
145,600	AmerisourceBergen Corp.	12,689,040
144,728	Anthem, Inc.	42,638,316
274,715	Cardinal Health, Inc.	12,562,717
447,776	Centene Corp.[1]	23,324,652
335,023	Henry Schein, Inc.[1]	22,292,431
65,028	Humana, Inc.	19,297,059
204,217	McKesson Corp.	28,375,952
109,111	UnitedHealth Group, Inc.	27,169,730
		188,349,897
	Hotels, Restaurants & Leisure — 1.9%
242,423	Norwegian Cruise Line Holdings, Ltd.[1]	11,985,393
396,723	Starbucks Corp.	37,565,701
		49,551,094
	Household Products — 0.8%
182,175	Procter & Gamble Co. (The)	21,503,937
	Independent Power & Renewable Electricity Producer — 1.7%
2,655,810	AES Corp.	44,591,050
	Industrial Conglomerates — 1.3%
187,005	Honeywell International, Inc.	32,250,882
	Insurance — 3.2%
661,100	Aflac, Inc.	34,800,304
376,003	Fidelity National Financial, Inc.	16,123,008
640,040	MetLife, Inc.	31,630,777
		82,554,089
	Interactive Media & Services — 1.9%
184,532	Facebook, Inc. - Class A1	35,841,650
55,796	IAC/InterActiveCorp[1]	13,338,034
		49,179,684
See Notes to Schedules of Portfolio Investments
2

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Internet & Direct Marketing Retail — 1.2%
732,516	eBay, Inc.	$30,172,334
	IT Services — 5.9%
177,838	Accenture PLC - Class A	34,248,042
375,623	Amdocs, Ltd.	24,036,116
108,119	DXC Technology Co.	6,029,796
412,360	PayPal Holdings, Inc.[1]	45,524,544
236,882	Visa, Inc. - Class A	42,164,996
		152,003,494
	Machinery — 2.5%
77,430	Cummins, Inc.	12,698,520
329,309	Ingersoll-Rand PLC	40,722,351
75,004	Snap-on, Inc.	11,446,360
		64,867,231
	Media — 3.8%
833,234	Comcast Corp. - Class A	35,970,712
739,123	Fox Corp. - Class A	27,584,070
434,324	Omnicom Group, Inc.	34,841,471
		98,396,253
	Metals & Mining — 1.1%
760,606	Newmont Goldcorp Corp.	27,777,331
	Multi-line Retail — 2.0%
611,970	Macy’s, Inc.	13,910,078
447,668	Target Corp.	38,678,515
		52,588,593
	Multi-Utilities — 0.6%
523,055	CenterPoint Energy, Inc.	15,173,826
	Oil, Gas & Consumable Fuels — 3.8%
425,312	Devon Energy Corp.	11,483,424
619,694	Marathon Petroleum Corp.	34,944,545
237,800	Phillips 66	24,388,768
302,465	Valero Energy Corp.	25,785,141
		96,601,878
	Pharmaceuticals — 3.9%
511,289	Bristol-Myers Squibb Co.	22,706,344
221,377	Elanco Animal Health, Inc.[1]	7,296,586
270,823	Eli Lilly & Co.	29,506,166
214,605	Merck & Co., Inc.	17,810,069
588,355	Pfizer, Inc.	22,851,708
		100,170,873
	Professional Services — 1.0%
1,153,672	Nielsen Holdings PLC	26,719,044
	Real Estate Management & Development — 1.3%
646,889	CBRE Group, Inc. - Class A1	34,291,586
	Road & Rail — 0.5%
177,150	CSX Corp.	12,471,360
	Semiconductors & Semiconductor Equipment — 5.0%
289,850	Applied Materials, Inc.	14,309,895
130,958	Lam Research Corp.	27,319,148
343,607	NXP Semiconductors N.V.	35,525,528
See Notes to Schedules of Portfolio Investments
3

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)
198,733	Texas Instruments, Inc.	$24,843,612
225,454	Xilinx, Inc.	25,749,101
		127,747,284
	Software — 5.5%
354,367	Cadence Design Systems, Inc.[1]	26,191,265
171,460	Citrix Systems, Inc.	16,158,390
315,094	Fortinet, Inc.[1]	25,305,199
269,262	Microsoft Corp.	36,692,333
400,415	Oracle Corp.	22,543,365
104,961	Synopsys, Inc.[1]	13,934,622
		140,825,174
	Specialty Retail — 3.6%
427,364	Best Buy Co., Inc.	32,706,167
307,229	Ross Stores, Inc.	32,575,491
247,150	TJX Cos., Inc. (The)	13,484,504
37,626	Ulta Salon Cosmetics & Fragrance, Inc.[1]	13,140,880
		91,907,042
	Technology Hardware, Storage & Peripherals — 2.9%
1,725,159	Hewlett Packard Enterprise Co.	24,790,535
640,050	NetApp, Inc.	37,436,524
410,201	Xerox Corp.	13,167,452
		75,394,511
	TOTAL COMMON STOCKS (Cost $2,033,121,958)	2,568,093,808
Face Amount
REPURCHASE AGREEMENT* — 0.2%
$5,019,310	With Fixed Income Clearing Corp., dated 7/31/19, 0.50%, principal and interest in the amount of $5,019,379, due 8/1/19, (collateralized by a U.S. Treasury Note with a par value of $5,055,000, coupon rate of 2.250%, due 3/31/2021, market value of $5,120,953)	5,019,310
	TOTAL REPURCHASE AGREEMENT (Cost $5,019,310)	5,019,310
TOTAL INVESTMENTS (Cost $2,038,141,268)	100.1%	$2,573,113,118
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(2,090,574)
NET ASSETS	100.0%	$2,571,022,544

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
4

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Aerospace & Defense — 1.8%
187,083	Boeing Co. (The)	$63,828,978
	Airlines — 0.9%
584,399	Southwest Airlines Co.	30,114,080
	Beverages — 2.4%
1,302,512	Monster Beverage Corp.[1]	83,972,949
	Biotechnology — 7.1%
356,749	Amgen, Inc.	66,562,228
296,089	Biogen, Inc.[1]	70,415,886
712,266	Celgene Corp.[1]	65,428,755
314,565	Gilead Sciences, Inc.	20,610,299
87,584	Regeneron Pharmaceuticals, Inc.[1]	26,692,100
		249,709,268
	Capital Markets — 2.6%
294,823	Ameriprise Financial, Inc.	42,899,695
544,683	Intercontinental Exchange, Inc.	47,855,848
		90,755,543
	Chemicals — 1.8%
573,470	Celanese Corp.	64,326,130
	Communications Equipment — 3.0%
1,251,123	Cisco Systems, Inc.	69,312,214
255,993	F5 Networks, Inc.[1]	37,559,293
		106,871,507
	Consumer Finance — 1.1%
1,058,470	Synchrony Financial	37,977,904
	Containers & Packaging — 0.9%
326,524	International Paper Co.	14,337,669
181,995	Packaging Corp. of America	18,376,035
		32,713,704
	Electrical Equipment — 1.9%
742,639	AMETEK, Inc.	66,547,881
	Electronic Equipment, Instruments & Components — 3.4%
869,575	CDW Corp.	102,748,982
195,649	Keysight Technologies, Inc.[1]	17,514,499
		120,263,481
	Entertainment — 1.9%
738,947	Electronic Arts, Inc.[1]	68,352,598
	Food Products — 0.8%
194,552	Hershey Co. (The)	29,521,320
	Health Care Providers & Services — 6.4%
344,236	AmerisourceBergen Corp.	30,000,167
1,371,451	Centene Corp.[1]	71,438,883
509,868	Henry Schein, Inc.[1]	33,926,617
365,178	UnitedHealth Group, Inc.	90,932,974
		226,298,641
	Hotels, Restaurants & Leisure — 3.6%
579,882	Hilton Worldwide Holdings, Inc.	55,987,607
761,590	Starbucks Corp.	72,114,957
		128,102,564
See Notes to Schedules of Portfolio Investments
5

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Industrial Conglomerates — 1.1%
219,814	Honeywell International, Inc.	$37,909,122
	Insurance — 1.5%
525,025	Marsh & McLennan Cos., Inc.	51,872,470
	Interactive Media & Services — 5.2%
532,081	Facebook, Inc. - Class A1	103,346,093
329,085	IAC/InterActiveCorp[1]	78,667,769
		182,013,862
	Internet & Direct Marketing Retail — 0.9%
731,285	eBay, Inc.	30,121,629
	IT Services — 13.2%
445,976	Accenture PLC - Class A	85,886,058
130,212	FleetCor Technologies, Inc.[1]	37,002,344
359,976	Mastercard, Inc. - Class A	98,010,666
612,430	Paychex, Inc.	50,862,312
830,401	PayPal Holdings, Inc.[1]	91,676,270
553,843	Visa, Inc. - Class A	98,584,054
		462,021,704
	Machinery — 3.2%
103,958	Cummins, Inc.	17,049,112
776,796	Ingersoll-Rand PLC	96,058,593
		113,107,705
	Media — 2.8%
812,970	Interpublic Group of Cos., Inc. (The)	18,633,272
1,006,594	Omnicom Group, Inc.	80,748,971
		99,382,243
	Multi-line Retail — 1.3%
344,774	Dollar General Corp.	46,206,611
	Oil, Gas & Consumable Fuels — 0.5%
114,503	Pioneer Natural Resources Co.	15,805,994
	Pharmaceuticals — 1.1%
113,374	Bristol-Myers Squibb Co.	5,034,939
418,257	Merck & Co., Inc.	34,711,149
		39,746,088
	Professional Services — 1.1%
630,962	Robert Half International, Inc.	38,116,414
	Real Estate Management & Development — 2.3%
1,492,159	CBRE Group, Inc. - Class A1	79,099,349
	Semiconductors & Semiconductor Equipment — 6.4%
404,491	Applied Materials, Inc.	19,969,721
522,702	KLA-Tencor Corp.	71,254,736
177,418	Lam Research Corp.	37,011,169
634,712	Texas Instruments, Inc.	79,345,347
150,976	Xilinx, Inc.	17,242,969
		224,823,942
	Software — 8.5%
1,032,159	Cadence Design Systems, Inc.[1]	76,286,872
760,732	Fortinet, Inc.[1]	61,094,387
742,421	Microsoft Corp.	101,169,710
See Notes to Schedules of Portfolio Investments
6

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
1,229,031	SS&C Technologies Holdings, Inc.	$58,932,036
		297,483,005
	Specialty Retail — 8.6%
1,074,372	Best Buy Co., Inc.	82,221,689
335,091	Home Depot, Inc. (The)	71,605,596
159,602	Lowe’s Cos., Inc.	16,183,643
874,855	Ross Stores, Inc.	92,760,875
748,075	TJX Cos., Inc. (The)	40,814,972
		303,586,775
	Technology Hardware, Storage & Peripherals — 2.4%
388,958	Apple, Inc.	82,863,612
	TOTAL COMMON STOCKS (Cost $2,665,937,486)	3,503,517,073
Face Amount
REPURCHASE AGREEMENT* — 0.4%
$13,721,035	With Fixed Income Clearing Corp., dated 7/31/19, 0.50%, principal and interest in the amount of $13,721,226, due 8/1/19, (collateralized by a U.S. Treasury Note with a par value of $14,055,000, coupon rate of 1.375%, due 10/31/2020, market value of $13,999,019)	13,721,035
	TOTAL REPURCHASE AGREEMENT (Cost $13,721,035)	13,721,035
TOTAL INVESTMENTS (Cost $2,679,658,521)	100.1%	$3,517,238,108
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(2,449,470)
NET ASSETS	100.0%	$3,514,788,638

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
7

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.2%
	Airlines — 1.0%
329	Delta Air Lines, Inc.	$20,082
	Automobiles — 0.5%
1,018	Ford Motor Co.	9,702
	Banks — 12.2%
1,429	Bank of America Corp.	43,842
578	Citigroup, Inc.	41,130
1,039	Citizens Financial Group, Inc.	38,713
510	Comerica, Inc.	37,332
930	Fifth Third Bancorp	27,612
353	JPMorgan Chase & Co.	40,948
359	Zions Bancorp N.A.	16,180
		245,757
	Biotechnology — 1.6%
66	Amgen, Inc.	12,314
306	Gilead Sciences, Inc.	20,049
		32,363
	Building Products — 1.0%
506	Masco Corp.	20,630
	Capital Markets — 4.2%
279	Ameriprise Financial, Inc.	40,597
484	E*TRADE Financial Corp.	23,615
227	Intercontinental Exchange, Inc.	19,944
		84,156
	Chemicals — 1.5%
271	Celanese Corp.	30,398
	Communications Equipment — 1.0%
722	Juniper Networks, Inc.	19,508
	Consumer Finance — 3.8%
997	Ally Financial, Inc.	32,811
1,196	Synchrony Financial	42,913
		75,724
	Containers & Packaging — 2.3%
825	International Paper Co.	36,226
312	Westrock Co.	11,247
		47,473
	Diversified Consumer Services — 1.0%
731	H&R Block, Inc.[1]	20,241
	Diversified Telecommunication Services — 2.9%
887	AT&T, Inc.	30,202
2,278	CenturyLink, Inc.	27,541
		57,743
	Electric Utilities — 2.9%
125	Eversource Energy	9,483
872	Exelon Corp.	39,292
236	FirstEnergy Corp.	10,377
		59,152
	Electrical Equipment — 1.9%
470	Eaton Corp. PLC	38,629
See Notes to Schedules of Portfolio Investments
8

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Energy Equipment & Services — 0.9%
695	Baker Hughes a GE Co.	$17,646
	Equity Real Estate Investment Trusts — 3.0%
180	Apartment Investment & Management Co. - Class A	8,917
1,892	Host Hotels & Resorts, Inc.	32,902
235	Prologis, Inc.	18,943
		60,762
	Food & Staples Retailing — 1.0%
963	Kroger Co. (The)	20,377
	Food Products — 3.9%
339	Conagra Brands, Inc.	9,787
391	General Mills, Inc.	20,766
593	Tyson Foods, Inc. - Class A	47,143
		77,696
	Health Care Providers & Services — 7.2%
129	Anthem, Inc.	38,005
481	Cardinal Health, Inc.	21,996
464	CVS Health Corp.	25,924
318	Henry Schein, Inc.[2]	21,160
270	McKesson Corp.	37,516
		144,601
	Hotels, Restaurants & Leisure — 0.5%
170	Las Vegas Sands Corp.	10,275
	Household Products — 1.7%
287	Procter & Gamble Co. (The)	33,877
	Independent Power & Renewable Electricity Producer — 1.2%
1,507	AES Corp.	25,303
	Insurance — 5.0%
312	Lincoln National Corp.	20,386
803	MetLife, Inc.	39,684
348	Principal Financial Group, Inc.	20,198
194	Prudential Financial, Inc.	19,654
		99,922
	IT Services — 1.6%
584	DXC Technology Co.	32,570
	Machinery — 5.2%
237	Cummins, Inc.	38,868
334	Ingersoll-Rand PLC	41,303
61	Parker-Hannifin Corp.	10,680
89	Snap-on, Inc.	13,582
		104,433
	Media — 3.2%
702	Comcast Corp. - Class A	30,306
500	Discovery, Inc. - Class C2	14,120
242	Omnicom Group, Inc.	19,413
		63,839
	Metals & Mining — 1.4%
790	Newmont Goldcorp Corp.	28,851
See Notes to Schedules of Portfolio Investments
9

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Multi-line Retail — 0.5%
114	Target Corp.	$9,850
	Multi-Utilities — 1.8%
1,241	CenterPoint Energy, Inc.	36,001
	Oil, Gas & Consumable Fuels — 8.3%
289	Chevron Corp.	35,579
652	ConocoPhillips	38,520
818	Marathon Oil Corp.	11,509
682	Marathon Petroleum Corp.	38,458
514	Valero Energy Corp.	43,819
		167,885
	Pharmaceuticals — 5.5%
236	Allergan PLC	37,878
666	Bristol-Myers Squibb Co.	29,577
96	Jazz Pharmaceuticals PLC[2]	13,380
251	Merck & Co., Inc.	20,831
223	Pfizer, Inc.	8,661
		110,327
	Real Estate Management & Development — 2.0%
771	CBRE Group, Inc. - Class A2	40,871
	Semiconductors & Semiconductor Equipment — 3.4%
936	Applied Materials, Inc.	46,210
212	NXP Semiconductors N.V.	21,919
		68,129
	Specialty Retail — 2.1%
562	Best Buy Co., Inc.	43,010
	Technology Hardware, Storage & Peripherals — 2.0%
1,447	Hewlett Packard Enterprise Co.	20,794
603	Xerox Corp.	19,356
		40,150
	TOTAL COMMON STOCKS (Cost $1,888,011)	1,997,933
TOTAL INVESTMENTS (Cost $1,888,011)	99.2%	$1,997,933
OTHER ASSETS IN EXCESS OF LIABILITIES	0.8	16,721
NET ASSETS	100.0%	$2,014,654

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
10

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.0%
	Auto Components — 0.7%
499	Dana, Inc.	$8,338
	Banks — 9.3%
525	Cadence BanCorp	8,998
249	Cathay General Bancorp	9,268
150	Eagle Bancorp, Inc.	6,047
249	Financial Institutions, Inc.	7,667
865	First BanCorp	9,307
124	Great Southern Bancorp, Inc.	7,435
269	Great Western Bancorp, Inc.	9,098
238	Hancock Whitney Corp.	9,882
556	Lakeland Bancorp, Inc.	9,107
198	NBT Bancorp, Inc.	7,663
197	Preferred Bank/Los Angeles CA	10,675
256	Trustmark Corp.	9,098
		104,245
	Biotechnology — 6.9%
885	Acorda Therapeutics, Inc.[1,2]	6,133
1,415	Akebia Therapeutics, Inc.[1,2]	5,929
940	CytomX Therapeutics, Inc.[1]	9,691
387	Editas Medicine, Inc.[1,2]	9,772
96	Enanta Pharmaceuticals, Inc.[1]	7,202
737	Flexion Therapeutics, Inc.[1,2]	7,399
77	Ligand Pharmaceuticals, Inc.[1]	7,046
828	MacroGenics, Inc.[1]	11,915
100	REGENXBIO, Inc.[1]	4,441
655	Vanda Pharmaceuticals, Inc.[1]	8,155
		77,683
	Building Products — 1.9%
91	Continental Building Products, Inc.[1]	2,237
1,655	Cornerstone Building Brands, Inc.[1]	9,632
216	Gibraltar Industries, Inc.[1]	8,951
		20,820
	Capital Markets — 1.8%
658	Brightsphere Investment Group, Inc.[1]	7,041
383	Federated Investors, Inc. - Class B	13,309
		20,350
	Chemicals — 1.1%
130	Innospec, Inc.	12,139
	Commercial Services & Supplies — 2.7%
1,330	ACCO Brands Corp.	13,007
144	Herman Miller, Inc.	6,529
54	UniFirst Corp.	10,631
		30,167
	Communications Equipment — 0.6%
182	Plantronics, Inc.	6,989
	Containers & Packaging — 0.7%
234	Greif, Inc. - Class A	8,181
	Diversified Consumer Services — 2.1%
522	K12, Inc.[1]	15,582
136	Sotheby’s1	8,120
		23,702
See Notes to Schedules of Portfolio Investments
11

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — 1.5%
103	ALLETE, Inc.	$8,956
140	Otter Tail Corp.	7,473
		16,429
	Electrical Equipment — 2.0%
473	Atkore International Group, Inc.[1]	12,908
172	Encore Wire Corp.	9,446
		22,354
	Electronic Equipment, Instruments & Components — 4.6%
221	Fabrinet[1]	11,863
168	Insight Enterprises, Inc.[1]	9,243
149	Itron, Inc.[1]	9,238
106	OSI Systems, Inc.[1]	11,932
292	Sanmina Corp.[1]	9,271
		51,547
	Energy Equipment & Services — 0.7%
429	Matrix Service Co.[1]	7,881
	Equity Real Estate Investment Trusts — 7.3%
422	CareTrust REIT, Inc.	9,803
239	Chesapeake Lodging Trust	6,565
87	EastGroup Properties, Inc.	10,482
204	First Industrial Realty Trust, Inc.	7,791
83	LTC Properties, Inc.	3,825
349	National Storage Affiliates Trust	10,571
340	STAG Industrial, Inc.	10,105
457	Sunstone Hotel Investors, Inc.	6,037
231	Terreno Realty Corp.	11,287
261	Xenia Hotels & Resorts, Inc. REIT	5,593
		82,059
	Food Products — 0.5%
398	Hostess Brands, Inc.[1]	5,620
	Health Care Equipment & Supplies — 3.9%
1,152	Accuray, Inc.[1]	4,769
139	Avanos Medical, Inc.[1]	5,660
107	CONMED Corp.	9,346
1,366	Invacare Corp.[2]	7,308
999	OraSure Technologies, Inc.[1]	8,342
164	Orthofix Medical, Inc.[1]	8,766
		44,191
	Health Care Providers & Services — 3.6%
125	Addus HomeCare Corp.[1]	10,074
134	Magellan Health, Inc.[1]	9,426
649	Select Medical Holdings Corp.[1]	10,864
418	Tenet Healthcare Corp.[1]	9,852
		40,216
	Health Care Technology — 0.7%
1,195	Evolent Health, Inc. - Class A1	8,150
	Hotels, Restaurants & Leisure — 0.8%
438	Penn National Gaming, Inc.[1]	8,550
	Household Products — 0.9%
387	Central Garden & Pet Co. - Class A1	10,662
See Notes to Schedules of Portfolio Investments
12

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Insurance — 3.0%
316	American Equity Investment Life Holding Co.	$8,153
158	AMERISAFE, Inc.	10,280
217	Employers Holdings, Inc.	9,526
63	Kinsale Capital Group, Inc.	5,661
		33,620
	Interactive Media & Service — 0.5%
1,553	Meet Group, Inc. (The)[1]	5,342
	IT Services — 3.4%
390	Cardtronics PLC - Class A1	11,107
736	NIC, Inc.	13,351
393	Perficient, Inc.[1]	13,429
		37,887
	Machinery — 6.3%
173	Barnes Group, Inc.	9,003
296	Columbus McKinnon Corp.	11,378
442	Meritor, Inc.[1]	10,931
369	Rexnord Corp.[1]	10,808
250	SPX FLOW, Inc.[1]	10,140
667	Wabash National Corp.	10,559
91	Watts Water Technologies, Inc. - Class A	8,447
		71,266
	Media — 0.9%
629	TEGNA, Inc.	9,555
	Metals & Mining — 1.4%
95	Kaiser Aluminum Corp.	9,146
249	Schnitzer Steel Industries, Inc. - Class A	6,631
		15,777
	Mortgage Real Estate Investment Trusts — 1.7%
574	Invesco Mortgage Capital, Inc.	9,459
463	PennyMac Mortgage Investment Trust	10,200
		19,659
	Multi-Utilities — 0.8%
150	Unitil Corp.	8,786
	Oil, Gas & Consumable Fuels — 2.8%
262	Delek US Holdings, Inc.	11,287
4,453	Teekay Tankers, Ltd. - Class A1	5,477
383	World Fuel Services Corp.	14,952
		31,716
	Paper & Forest Products — 2.1%
379	Louisiana-Pacific Corp.	9,907
658	Mercer International, Inc.	8,574
345	PH Glatfelter Co.	5,630
		24,111
	Pharmaceuticals — 2.5%
484	Horizon Therapeutics PLC[1]	12,047
1,055	Mallinckrodt PLC[1,2]	7,184
211	Pacira BioSciences, Inc.[1]	9,261
		28,492
See Notes to Schedules of Portfolio Investments
13

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Professional Services — 1.9%
125	FTI Consulting, Inc.[1]	$13,056
216	Korn Ferry	8,485
		21,541
	Semiconductors & Semiconductor Equipment — 3.0%
536	Cohu, Inc.	8,126
252	Diodes, Inc.[1]	10,735
235	Rudolph Technologies, Inc.[1]	6,326
406	Xperi Corp.	8,668
		33,855
	Software — 3.0%
87	SPS Commerce, Inc.[1]	9,729
180	Verint Systems, Inc.[1]	10,417
1,435	Zix Corp.[1]	13,073
		33,219
	Specialty Retail — 3.4%
335	Abercrombie & Fitch Co. - Class A2	6,342
345	American Eagle Outfitters, Inc.	6,103
423	Bed Bath & Beyond, Inc.[2]	4,107
271	Boot Barn Holdings, Inc.[1]	8,480
472	MarineMax, Inc.[1]	7,288
246	Shoe Carnival, Inc.[2]	6,243
		38,563
	Textiles, Apparel & Luxury Goods — 1.3%
91	Deckers Outdoor Corp.[1]	14,221
	Thrifts & Mortgage Finance — 4.1%
602	Meridian Bancorp, Inc.	11,041
530	Northwest Bancshares, Inc.	9,089
389	Provident Financial Services, Inc.	9,406
472	Radian Group, Inc.	10,762
105	Walker & Dunlop, Inc.	6,126
		46,424
	Trading Companies & Distributors — 1.7%
263	BMC Stock Holdings, Inc.[1]	5,562
410	NOW, Inc.[1]	5,022
222	Rush Enterprises, Inc. - Class A	8,361
		18,945
	Water Utilities — 0.5%
94	SJW Group	6,100
	Wireless Telecommunication Services — 0.4%
117	Shenandoah Telecommunications Co.	4,605
	TOTAL COMMON STOCKS (Cost $1,027,939)	1,113,957
See Notes to Schedules of Portfolio Investments
14

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2019 - (Unaudited)
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.5%
16,949	State Street Navigator Securities Lending Government Money Market Portfolio	$16,949
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $16,949)		16,949
TOTAL INVESTMENTS (Cost $1,044,888)	100.5%	$1,130,906
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)	(5,838)
NET ASSETS	100.0%	$1,125,068

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Schedules of Portfolio Investments
15

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.4%
	Japan — 23.4%
278,601	Astellas Pharma, Inc., Unsponsored ADR	$3,937,189
190,155	Daito Trust Construction Co., Ltd., Sponsored ADR[1]	6,090,665
133,125	Daiwa House Industry Co., Ltd., Unsponsored ADR[1]	3,775,425
101,696	FUJIFILM Holdings Corp., Unsponsored ADR[1]	4,808,187
93,908	Hitachi, Ltd., ADR	6,661,364
37,907	Hoya Corp., Sponsored ADR[1]	2,903,676
191,599	ITOCHU Corp., Unsponsored ADR[1]	7,309,502
118,848	Japan Tobacco, Inc., Unsponsored ADR	1,287,124
77,716	Mitsubishi Corp., Sponsored ADR[1]	4,195,887
11,221	Mitsui & Co., Ltd., Sponsored ADR[1]	3,664,554
22,787	Nippon Telegraph & Telephone Corp., ADR	1,030,428
295,805	Shionogi & Co, Ltd., Unsponsored ADR[1]	4,105,773
45,104	Sony Corp., Sponsored ADR	2,564,614
95,693	Suntory Beverage & Food, Ltd., Unsponsored ADR	1,894,721
37,248	Tokio Marine Holdings, Inc., ADR[1]	1,982,339
35,863	Toyota Motor Corp., Sponsored ADR	4,628,120
		60,839,568
	United Kingdom — 14.5%
64,088	Ashtead Group PLC, Unsponsored ADR	7,192,596
33,336	BP PLC, Sponsored ADR	1,324,773
37,583	British American Tobacco PLC, Sponsored ADR	1,338,331
113,032	BT Group PLC, Sponsored ADR	1,347,342
57,256	Compass Group PLC, Sponsored ADR	1,449,149
108,063	GlaxoSmithKline PLC, Sponsored ADR	4,460,841
368,528	Legal & General Group PLC, Sponsored ADR	5,885,392
61,347	Micro Focus International PLC, Sponsored ADR	1,279,698
44,181	National Grid PLC, Sponsored ADR	2,272,671
111,537	Smith & Nephew PLC, Sponsored ADR	5,068,241
50,858	Unilever PLC, Sponsored ADR	3,057,583
51,039	WPP PLC, Sponsored ADR[1]	3,005,176
		37,681,793
	France — 11.9%
30,020	Arkema SA, Sponsored ADR	2,720,412
240,209	Atos SE, Unsponsored ADR[1]	3,857,756
169,937	BNP Paribas SA, ADR	3,981,624
114,973	Cie Generale des Etablissements Michelin SCA, Unsponsored ADR	2,534,005
241,044	Danone SA, Sponsored ADR	4,150,778
299,348	Engie SA, Sponsored ADR	4,571,044
82,888	Peugeot SA, Unsponsored ADR[1]	1,920,515
86,751	Renault SA, Unsponsored ADR	958,599
45,986	Sanofi, ADR	1,917,616
192,299	Sodexo SA, Sponsored ADR	4,401,724
		31,014,073
	Germany — 10.0%
34,374	adidas AG, Sponsored ADR	5,481,278
226,729	Allianz SE, Sponsored ADR	5,258,979
133,874	Deutsche Post AG, Sponsored ADR	4,348,228
113,208	HeidelbergCement AG, Unsponsored ADR	1,612,308
223,752	Muenchener Rueckversicherungs-Gesellschaft AG, Unsponsored ADR	5,363,336
73,440	Siemens AG, Sponsored ADR	4,017,168
		26,081,297
	Switzerland — 7.8%
56,295	Adecco Group AG, Unsponsored ADR	1,537,417
178,789	LafargeHolcim, Ltd., Unsponsored ADR[2]	1,753,920
See Notes to Schedules of Portfolio Investments
16

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Switzerland — (Continued)
44,490	Nestle SA, Sponsored ADR	$4,719,499
49,114	Novartis AG, Sponsored ADR	4,497,860
184,271	Roche Holding AG, Sponsored ADR	6,182,292
32,513	Sonova Holding AG, Unsponsored ADR	1,493,647
		20,184,635
	Australia — 5.9%
209,384	Newcrest Mining, Ltd., Sponsored ADR[1]	4,943,556
492,093	QBE Insurance Group, Ltd., Sponsored ADR[1]	4,227,079
71,431	Sonic Healthcare, Ltd., Sponsored ADR[1]	1,368,618
460,112	South32, Ltd., ADR	4,881,788
		15,421,041
	Netherlands — 5.9%
116,878	ING Groep N.V., Sponsored ADR	1,297,346
219,440	Koninklijke Ahold Delhaize N.V., Sponsored ADR	4,968,122
86,000	Koninklijke DSM N.V., Sponsored ADR[1]	2,655,680
63,482	Royal Dutch Shell PLC - Class B, Sponsored ADR	4,029,202
32,750	Wolters Kluwer N.V., Sponsored ADR	2,370,117
		15,320,467
	Sweden — 5.1%
432,822	Skandinaviska Enskilda Banken AB, ADR[1]	4,090,168
219,427	SKF AB, Sponsored ADR[1]	3,596,408
265,746	Swedbank AB, ADR	3,622,118
132,168	Volvo AB, Unsponsored ADR[1]	1,949,478
		13,258,172
	Singapore — 4.2%
55,108	DBS Group Holdings, Ltd., Sponsored ADR	4,200,332
28,422	Singapore Exchange, Ltd., Unsponsored ADR[1]	2,467,029
112,785	United Overseas Bank, Ltd., Sponsored ADR[1]	4,323,049
		10,990,410
	Hong Kong — 3.0%
51,948	BOC Hong Kong Holdings, Ltd., Sponsored ADR[1]	3,956,620
202,017	WH Group, Ltd., Sponsored ADR	3,878,726
		7,835,346
	Spain — 2.8%
168,832	ACS Actividades de Construccion y Servicios SA, Unsponsored ADR[2]	1,348,964
137,361	Red Electrica Corp. SA, Unsponsored ADR	1,287,073
184,934	Repsol SA, Sponsored ADR	2,921,957
243,548	Telefonica SA, Sponsored ADR[1]	1,853,400
		7,411,394
	Finland — 2.4%
233,889	UPM-Kymmene OYJ, Sponsored ADR	6,303,309
	Austria — 1.6%
83,820	OMV AG, ADR[1]	4,248,836
	Italy — 0.9%
99,561	Intesa Sanpaolo SPA, Sponsored ADR[1]	1,295,288
94,102	Mediobanca Banca di Credito Finanziario SPA, Unsponsored ADR[1]	929,728
		2,225,016
	TOTAL COMMON STOCKS (Cost $241,962,083)	258,815,357
See Notes to Schedules of Portfolio Investments
17

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2019 - (Unaudited)
Shares		Value
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.7%
6,877,515	State Street Navigator Securities Lending Government Money Market Portfolio	$6,877,515
TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $6,877,515)		6,877,515
TOTAL INVESTMENTS (Cost $248,839,598)	102.1%	$265,692,872
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.1)	(5,346,080)
NET ASSETS	100.0%	$260,346,792

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.

Abbreviatons:
ADR — American Depositary Receipt
See Notes to Schedules of Portfolio Investments
18

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Aerospace & Defense — 1.5%
1,955	Raytheon Co.	$356,377
	Airlines — 1.0%
3,749	Delta Air Lines, Inc.	228,839
	Banks — 6.6%
9,529	Bank of America Corp.	292,350
9,431	Citizens Financial Group, Inc.	351,399
2,812	Comerica, Inc.	205,838
5,294	Fifth Third Bancorp	157,179
1,653	JPMorgan Chase & Co.	191,748
7,552	Zions Bancorp N.A.	340,369
		1,538,883
	Biotechnology — 3.9%
1,646	Amgen, Inc.	307,111
1,350	Biogen, Inc.[1]	321,057
4,168	Gilead Sciences, Inc.	273,087
		901,255
	Capital Markets — 2.6%
1,338	Ameriprise Financial, Inc.	194,693
1,603	LPL Financial Holdings, Inc.	134,444
2,393	T Rowe Price Group, Inc.	271,342
		600,479
	Chemicals — 2.7%
2,142	Air Products & Chemicals, Inc.	488,954
1,112	Celanese Corp.	124,733
		613,687
	Communications Equipment — 4.0%
7,356	Cisco Systems, Inc.	407,522
1,369	F5 Networks, Inc.[1]	200,860
11,890	Juniper Networks, Inc.	321,268
		929,650
	Construction & Engineering — 0.6%
3,396	Quanta Services, Inc.	127,078
	Consumer Finance — 3.3%
12,677	Ally Financial, Inc.	417,200
2,698	American Express Co.	335,550
		752,750
	Diversified Consumer Services — 1.2%
10,154	H&R Block, Inc.[2]	281,164
	Diversified Telecommunication Services — 0.5%
3,672	AT&T, Inc.	125,032
	Electric Utilities — 0.9%
4,621	Exelon Corp.	208,222
	Electrical Equipment — 0.5%
883	Hubbell, Inc.	114,684
	Energy Equipment & Services — 2.4%
6,309	Halliburton Co.	145,107
15,264	TechnipFMC PLC	420,371
		565,478
See Notes to Schedules of Portfolio Investments
19

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Entertainment — 1.5%
3,860	Electronic Arts, Inc.[1]	$357,050
	Equity Real Estate Investment Trusts — 1.5%
1,220	Boston Properties, Inc.	162,199
11,232	Host Hotels & Resorts, Inc.	195,324
		357,523
	Food Products — 3.4%
7,484	General Mills, Inc.	397,475
1,046	Hershey Co. (The)	158,720
3,486	Lamb Weston Holdings, Inc.	233,981
		790,176
	Health Care Equipment & Supplies — 1.1%
1,928	West Pharmaceutical Services, Inc.	264,657
	Health Care Providers & Services — 6.5%
975	Amedisys, Inc.[1]	134,443
3,213	AmerisourceBergen Corp.	280,013
439	Anthem, Inc.	129,334
2,400	Cardinal Health, Inc.	109,752
4,492	Centene Corp.[1]	233,988
5,203	Henry Schein, Inc.[1]	346,208
914	Humana, Inc.	271,229
		1,504,967
	Hotels, Restaurants & Leisure — 2.0%
4,810	Starbucks Corp.	455,459
	Household Products — 1.7%
3,341	Church & Dwight Co., Inc.	252,045
1,250	Procter & Gamble Co. (The)	147,550
		399,595
	Independent Power & Renewable Electricity Producer — 1.6%
21,660	AES Corp.	363,671
	Industrial Conglomerates — 1.4%
1,830	Honeywell International, Inc.	315,602
	Insurance — 3.4%
1,855	Lincoln National Corp.	121,206
6,937	Principal Financial Group, Inc.	402,623
2,567	Prudential Financial, Inc.	260,063
		783,892
	Interactive Media & Service — 1.7%
1,969	Facebook, Inc. - Class A1	382,439
	Internet & Direct Marketing Retail — 0.7%
3,962	eBay, Inc.	163,195
	IT Services — 5.8%
2,147	Accenture PLC - Class A	413,469
507	Automatic Data Processing, Inc.	84,426
3,761	PayPal Holdings, Inc.[1]	415,214
2,401	Visa, Inc. - Class A	427,378
		1,340,487
	Life Sciences Tools & Services — 0.9%
3,080	Agilent Technologies, Inc.	213,783
See Notes to Schedules of Portfolio Investments
20

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — 4.5%
3,829	Allison Transmission Holdings, Inc.	$175,942
1,981	Cummins, Inc.	324,884
3,098	Ingersoll-Rand PLC	383,099
1,097	Snap-on, Inc.	167,413
		1,051,338
	Media — 3.0%
11,136	Discovery, Inc. - Class C1	314,480
4,640	Omnicom Group, Inc.	372,221
		686,701
	Metals & Mining — 1.3%
8,360	Newmont Goldcorp Corp.	305,307
	Multi-line Retail — 3.0%
15,891	Macy’s, Inc.	361,203
3,848	Target Corp.	332,467
		693,670
	Oil, Gas & Consumable Fuels — 2.3%
5,031	Marathon Petroleum Corp.	283,698
2,423	Phillips 66	248,503
		532,201
	Pharmaceuticals — 2.9%
6,297	Bristol-Myers Squibb Co.	279,650
4,649	Elanco Animal Health, Inc.[1]	153,231
2,761	Merck & Co., Inc.	229,135
		662,016
	Professional Services — 0.8%
2,050	ManpowerGroup, Inc.	187,267
	Real Estate Management & Development — 2.1%
6,816	CBRE Group, Inc. - Class A1	361,316
847	Jones Lang LaSalle, Inc.	123,400
		484,716
	Semiconductors & Semiconductor Equipment — 4.5%
7,730	Applied Materials, Inc.	381,630
2,372	Intel Corp.	119,905
1,853	Lam Research Corp.	386,554
1,366	Xilinx, Inc.	156,011
		1,044,100
	Software — 5.4%
3,465	Cadence Design Systems, Inc.[1]	256,098
2,895	Citrix Systems, Inc.	272,825
4,269	Fortinet, Inc.[1]	342,843
2,772	Microsoft Corp.	377,741
		1,249,507
	Specialty Retail — 2.7%
5,353	Best Buy Co., Inc.	409,665
1,960	Ross Stores, Inc.	207,819
		617,484
	Technology Hardware, Storage & Peripherals — 2.3%
16,205	Hewlett Packard Enterprise Co.	232,866
See Notes to Schedules of Portfolio Investments
21

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
Technology Hardware, Storage & Peripherals — (Continued)
14,506	HP, Inc.	$305,206
		538,072
TOTAL COMMON STOCKS (Cost $20,003,089)		23,088,453
TOTAL INVESTMENTS (Cost $20,003,089)	99.7%	$23,088,453
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	77,029
NET ASSETS	100.0%	$23,165,482

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Schedules of Portfolio Investments
22

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Aerospace & Defense — 1.0%
602	Boeing Co. (The)	$205,390
	Airlines — 1.1%
4,214	Southwest Airlines Co.	217,147
	Banks — 6.2%
10,257	Bank of America Corp.	314,685
2,245	Citigroup, Inc.	159,754
9,707	Citizens Financial Group, Inc.	361,683
1,425	Comerica, Inc.	104,310
10,569	Fifth Third Bancorp	313,793
		1,254,225
	Biotechnology — 3.7%
820	Amgen, Inc.	152,996
416	Biogen, Inc.[1]	98,933
5,283	Celgene Corp.[1]	485,296
		737,225
	Capital Markets — 2.4%
5,580	Intercontinental Exchange, Inc.	490,259
	Communications Equipment — 3.0%
3,557	Cisco Systems, Inc.	197,058
2,835	F5 Networks, Inc.[1]	415,951
		613,009
	Consumer Finance — 2.4%
14,812	Ally Financial, Inc.	487,463
	Containers & Packaging — 2.7%
8,793	International Paper Co.	386,101
2,637	Sonoco Products Co.	158,299
		544,400
	Electrical Equipment — 3.7%
6,024	AMETEK, Inc.	539,811
2,600	Eaton Corp. PLC	213,694
		753,505
	Energy Equipment & Services — 1.8%
14,852	National Oilwell Varco, Inc.	353,775
	Entertainment — 0.7%
1,435	Electronic Arts, Inc.[1]	132,738
	Equity Real Estate Investment Trusts — 1.0%
977	American Tower Corp.	206,753
	Food & Staples Retailing — 1.0%
5,507	US Foods Holding Corp.[1]	194,783
	Food Products — 3.3%
6,027	General Mills, Inc.	320,094
4,381	Tyson Foods, Inc. - Class A	348,290
		668,384
	Gas Utilities — 0.2%
878	UGI Corp.	44,857
	Health Care Equipment & Supplies — 1.8%
1,393	Medtronic PLC	142,002
See Notes to Schedules of Portfolio Investments
23

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Equipment & Supplies — (Continued)
1,870	Varian Medical Systems, Inc.[1]	$219,482
		361,484
	Health Care Providers & Services — 5.9%
920	Anthem, Inc.	271,041
4,535	Henry Schein, Inc.[1]	301,759
907	Humana, Inc.	269,152
2,580	McKesson Corp.	358,491
		1,200,443
	Hotels, Restaurants & Leisure — 3.1%
6,543	Starbucks Corp.	619,557
	Household Products — 0.8%
1,320	Procter & Gamble Co. (The)	155,813
	Industrial Conglomerates — 0.6%
695	Honeywell International, Inc.	119,860
	Insurance — 4.9%
4,692	First American Financial Corp.	271,291
9,502	MetLife, Inc.	469,589
4,242	Principal Financial Group, Inc.	246,206
		987,086
	Interactive Media & Service — 2.9%
2,993	Facebook, Inc. - Class A1	581,330
	Internet & Direct Marketing Retail — 0.8%
3,949	eBay, Inc.	162,659
	IT Services — 7.8%
2,564	Accenture PLC - Class A	493,775
5,377	Akamai Technologies, Inc.[1]	473,875
567	EPAM Systems, Inc.[1]	109,879
4,517	PayPal Holdings, Inc.[1]	498,677
		1,576,206
	Machinery — 2.9%
849	Cummins, Inc.	139,236
3,574	Ingersoll-Rand PLC	441,961
		581,197
	Media — 4.0%
13,076	Comcast Corp. - Class A	564,491
3,140	Omnicom Group, Inc.	251,891
		816,382
	Metals & Mining — 1.3%
4,959	Nucor Corp.	269,670
	Multi-line Retail — 2.1%
4,983	Target Corp.	430,531
	Multi-Utilities — 2.0%
13,702	CenterPoint Energy, Inc.	397,495
	Oil, Gas & Consumable Fuels — 2.7%
6,502	EQT Corp.	98,245
4,353	Phillips 66	446,444
		544,689
See Notes to Schedules of Portfolio Investments
24

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Pharmaceuticals — 3.5%
6,404	Bristol-Myers Squibb Co.	$284,402
2,425	Jazz Pharmaceuticals PLC[1]	337,996
2,300	Pfizer, Inc.	89,332
		711,730
	Professional Services — 0.8%
1,711	ManpowerGroup, Inc.	156,300
	Real Estate Management & Development — 2.5%
9,640	CBRE Group, Inc. - Class A1	511,016
	Semiconductors & Semiconductor Equipment — 4.8%
5,652	Intel Corp.	285,709
1,830	Lam Research Corp.	381,756
3,321	Teradyne, Inc.	185,079
998	Texas Instruments, Inc.	124,760
		977,304
	Software — 4.0%
3,172	Microsoft Corp.	432,249
6,828	Oracle Corp.	384,416
		816,665
	Specialty Retail — 3.4%
5,898	Best Buy Co., Inc.	451,374
2,215	Ross Stores, Inc.	234,856
		686,230
	Technology Hardware, Storage & Peripherals — 2.9%
9,584	Hewlett Packard Enterprise Co.	137,722
6,057	NetApp, Inc.	354,274
3,124	Xerox Corp.	100,280
		592,276
	TOTAL COMMON STOCKS (Cost $17,370,503)	20,159,836
TOTAL INVESTMENTS (Cost $17,370,503)	99.7%	$20,159,836
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	54,521
NET ASSETS	100.0%	$20,214,357

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
25

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 97.0%
	Aerospace & Defense — 1.4%
148,260	Arconic, Inc.	$3,712,430
	Air Freight & Logistics — 1.4%
47,980	Expeditors International of Washington, Inc.	3,663,273
	Airlines — 1.0%
49,520	Southwest Airlines Co.	2,551,766
	Banks — 5.0%
124,000	Bank of America Corp.[1]	3,804,320
28,520	Citigroup, Inc.	2,029,483
75,280	Citizens Financial Group, Inc.	2,804,933
26,900	East West Bancorp, Inc.	1,291,469
51,640	PacWest Bancorp	1,994,853
30,476	Zions Bancorp N.A.	1,373,554
		13,298,612
	Beverages — 1.5%
60,920	Monster Beverage Corp.[2]	3,927,512
	Biotechnology — 0.9%
37,380	Gilead Sciences, Inc.	2,449,138
	Capital Markets — 2.0%
61,460	E*TRADE Financial Corp.[1]	2,998,633
130,700	Waddell & Reed Financial, Inc. - Class A3	2,287,250
		5,285,883
	Chemicals — 0.7%
57,152	PolyOne Corp.	1,872,871
	Commercial Services & Supplies — 3.3%
81,500	Herman Miller, Inc.	3,695,210
64,540	Tetra Tech, Inc.	5,111,568
		8,806,778
	Communications Equipment — 0.5%
23,620	Cisco Systems, Inc.	1,308,548
	Construction & Engineering — 1.1%
35,740	EMCOR Group, Inc.[1]	3,016,099
	Consumer Finance — 2.8%
311,100	SLM Corp.	2,834,121
127,600	Synchrony Financial	4,578,288
		7,412,409
	Containers & Packaging — 1.2%
53,820	Sonoco Products Co.	3,230,815
	Distributors — 1.1%
114,020	LKQ Corp.[2]	3,070,559
	Diversified Financial Services — 1.3%
55,580	Jefferies Financial Group, Inc.	1,185,521
41,080	Voya Financial, Inc.	2,307,464
		3,492,985
	Electric Utilities — 2.2%
71,940	OGE Energy Corp.	3,089,823
94,100	PPL Corp.	2,788,183
		5,878,006
See Notes to Schedules of Portfolio Investments
26

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electrical Equipment — 1.5%
44,940	AMETEK, Inc.	$4,027,073
	Electronic Equipment, Instruments & Components — 2.5%
69,180	Methode Electronics, Inc.	2,071,941
27,637	Tech Data Corp.[2]	2,800,734
100,020	Vishay Intertechnology, Inc.	1,700,340
		6,573,015
	Equity Real Estate Investment Trusts — 6.4%
39,760	EPR Properties[1]	2,959,337
69,300	Gaming and Leisure Properties, Inc.	2,613,303
119,980	Hospitality Properties Trust	2,964,706
100,220	Host Hotels & Resorts, Inc.	1,742,826
98,960	Park Hotels & Resorts, Inc.	2,613,533
37,880	Realty Income Corp.	2,621,675
47,490	STORE Capital Corp.	1,624,633
		17,140,013
	Food & Staples Retailing — 1.0%
38,480	Sysco Corp.	2,638,574
	Food Products — 2.1%
77,720	General Mills, Inc.	4,127,709
17,740	Tyson Foods, Inc. - Class A	1,410,330
		5,538,039
	Health Care Providers & Services — 5.8%
41,160	Amedisys, Inc.[1,2]	5,675,552
66,750	Cardinal Health, Inc.	3,052,477
47,920	Centene Corp.[1,2]	2,496,153
31,660	Molina Healthcare, Inc.[2]	4,203,815
		15,427,997
	Health Care Technology — 1.2%
92,700	HMS Holdings Corp.[1,2]	3,235,230
	Hotels, Restaurants & Leisure — 2.3%
58,580	Aramark	2,120,010
69,120	Bloomin’ Brands, Inc.[1]	1,177,114
30,140	Hilton Worldwide Holdings, Inc.	2,910,017
		6,207,141
	Household Products — 0.8%
28,580	Church & Dwight Co., Inc.	2,156,075
	Independent Power & Renewable Electricity Producer — 0.8%
130,000	AES Corp.[1]	2,182,700
	Insurance — 5.5%
36,500	Aflac, Inc.	1,921,360
33,700	CNA Financial Corp.	1,613,893
37,760	Hartford Financial Services Group, Inc. (The)	2,176,109
76,960	MetLife, Inc.	3,803,363
142,040	Old Republic International Corp.	3,239,932
19,900	Prudential Financial, Inc.	2,016,069
		14,770,726
	IT Services — 5.8%
28,240	Akamai Technologies, Inc.[2]	2,488,791
18,700	Euronet Worldwide, Inc.[2]	2,915,517
10,960	FleetCor Technologies, Inc.[1,2]	3,114,503
See Notes to Schedules of Portfolio Investments
27

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
158,860	KBR, Inc.	$4,190,727
36,840	MAXIMUS, Inc.	2,708,109
		15,417,647
	Life Sciences Tools & Services — 1.4%
17,980	Agilent Technologies, Inc.	1,247,992
30,000	Medpace Holdings, Inc.[2]	2,362,800
		3,610,792
	Machinery — 4.0%
47,480	AGCO Corp.[1]	3,655,960
36,080	Ingersoll-Rand PLC[1]	4,461,653
17,340	Snap-on, Inc.	2,646,257
		10,763,870
	Media — 1.7%
76,280	Comcast Corp. - Class A	3,293,008
15,834	Omnicom Group, Inc.	1,270,203
		4,563,211
	Metals & Mining — 1.7%
89,382	Newmont Goldcorp Corp.	3,264,231
13,960	Reliance Steel & Aluminum Co.	1,395,302
		4,659,533
	Multi-line Retail — 0.7%
22,800	Target Corp.	1,969,920
	Multi-Utilities — 0.8%
26,558	Ameren Corp.	2,010,175
	Oil, Gas & Consumable Fuels — 2.8%
42,396	Delek US Holdings, Inc.	1,826,419
48,620	Marathon Petroleum Corp.	2,741,682
46,260	PBF Energy, Inc. - Class A	1,292,042
293,900	Range Resources Corp.[3]	1,672,291
		7,532,434
	Paper & Forest Products — 1.4%
85,680	Domtar Corp.[1]	3,637,116
	Pharmaceuticals — 1.5%
57,420	Bristol-Myers Squibb Co.	2,550,022
44,940	Supernus Pharmaceuticals, Inc.[2]	1,499,648
		4,049,670
	Professional Services — 2.7%
56,300	Korn Ferry	2,211,464
116,000	Nielsen Holdings PLC	2,686,560
35,980	Robert Half International, Inc.	2,173,552
		7,071,576
	Semiconductors & Semiconductor Equipment — 5.6%
61,120	Applied Materials, Inc.	3,017,494
32,980	Diodes, Inc.[2]	1,404,948
74,060	Micron Technology, Inc.[1,2]	3,324,553
180,140	ON Semiconductor Corp.[2]	3,874,812
56,900	Teradyne, Inc.	3,171,037
		14,792,844
See Notes to Schedules of Portfolio Investments
28

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — 5.4%
84,078	ACI Worldwide, Inc.[2]	$2,821,658
76,440	Cadence Design Systems, Inc.[1,2]	5,649,680
27,740	CDK Global, Inc.	1,438,874
32,080	Microsoft Corp.	4,371,541
		14,281,753
	Specialty Retail — 2.3%
59,980	Best Buy Co., Inc.[1]	4,590,269
28,200	TJX Cos., Inc. (The)	1,538,592
		6,128,861
	Technology Hardware, Storage & Peripherals — 0.6%
48,560	Xerox Corp.	1,558,776
	Textiles, Apparel & Luxury Goods — 1.3%
33,800	Capri Holdings, Ltd.[2]	1,202,942
56,460	Skechers U.S.A., Inc. - Class A2	2,142,092
		3,345,034
	TOTAL COMMON STOCKS (Cost $216,179,658)	258,267,479
Face Amount
REPURCHASE AGREEMENT* — 0.7%
$1,946,608	With Fixed Income Clearing Corp., dated 7/31/19, 0.50%, principal and interest in the amount of $1,946,635, due 8/1/19, (collateralized by a U.S. Treasury Note with a par value of $1,910,000, coupon rate of 3.625%, due 2/15/2021, market value of $1,990,575)	1,946,608
	TOTAL REPURCHASE AGREEMENT (Cost $1,946,608)	1,946,608
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.1%
282,900	State Street Navigator Securities Lending Government Money Market Portfolio	282,900
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $282,900)	282,900
TOTAL LONG INVESTMENTS (Cost $218,409,166)	97.8%	$260,496,987
COMMON STOCKS SOLD SHORT* — (67.1)%
	Air Freight & Logistics — (0.7)%
(11,500)	FedEx Corp.	(1,961,095)
	Airlines — (0.6)%
(22,980)	Alaska Air Group, Inc.	(1,456,013)
	Banks — (2.2)%
(71,500)	Ameris Bancorp	(2,843,555)
(16,000)	First Republic Bank	(1,589,760)
(92,000)	People’s United Financial, Inc.	(1,510,640)
		(5,943,955)
	Beverages — (1.5)%
(77,500)	Coca-Cola Co. (The)	(4,078,825)
	Capital Markets — (4.5)%
(16,160)	CME Group, Inc.	(3,141,827)
See Notes to Schedules of Portfolio Investments
29

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Capital Markets — (Continued)
(15,840)	FactSet Research Systems, Inc.	$(4,392,432)
(18,040)	S&P Global, Inc.	(4,418,898)
		(11,953,157)
	Chemicals — (2.7)%
(18,865)	Albemarle Corp.	(1,376,390)
(1)	Corteva, Inc.	(30)
(1)	Dow, Inc.	(48)
(18,760)	DuPont de Nemours, Inc.	(1,353,722)
(22,080)	International Flavors & Fragrances, Inc.	(3,179,299)
(18,060)	WR Grace & Co.	(1,224,649)
		(7,134,138)
	Commercial Services & Supplies — (4.1)%
(129,400)	Covanta Holding Corp.	(2,228,268)
(46,530)	Rollins, Inc.	(1,560,151)
(50,720)	Stericycle, Inc.[2]	(2,331,091)
(40,200)	Waste Management, Inc.	(4,703,400)
		(10,822,910)
	Communications Equipment — (1.0)%
(15,640)	Motorola Solutions, Inc.	(2,595,614)
	Distributors — (1.1)%
(15,300)	Pool Corp.	(2,897,361)
	Electric Utilities — (0.5)%
(14,000)	IDACORP, Inc.	(1,428,840)
	Equity Real Estate Investment Trusts — (5.7)%
(75,260)	Acadia Realty Trust	(2,112,548)
(3,915)	Equinix, Inc.	(1,965,721)
(84,400)	Healthcare Realty Trust, Inc.	(2,699,112)
(48,040)	Kilroy Realty Corp.	(3,817,259)
(33,620)	Macerich Co. (The)	(1,111,141)
(14,440)	SBA Communications Corp.[2]	(3,543,720)
		(15,249,501)
	Food Products — (1.0)%
(93,280)	Conagra Brands, Inc.	(2,692,994)
	Health Care Equipment & Supplies — (3.7)%
(35,740)	Abbott Laboratories	(3,112,954)
(14,960)	Becton Dickinson & Co.	(3,781,888)
(20,900)	Danaher Corp.	(2,936,450)
		(9,831,292)
	Hotels, Restaurants & Leisure — (1.6)%
(59,280)	Cheesecake Factory, Inc. (The)	(2,553,783)
(9,640)	Cracker Barrel Old Country Store, Inc.	(1,674,564)
		(4,228,347)
	Household Durables — (2.7)%
(12,000)	Mohawk Industries, Inc.[2]	(1,496,280)
(169,100)	Newell Brands, Inc.	(2,399,529)
(21,980)	Whirlpool Corp.	(3,197,650)
		(7,093,459)
	Household Products — (3.2)%
(39,080)	Colgate-Palmolive Co.	(2,803,599)
See Notes to Schedules of Portfolio Investments
30

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Household Products — (Continued)
(52,760)	Energizer Holdings, Inc.	$(2,220,141)
(26,160)	Kimberly-Clark Corp.	(3,548,604)
		(8,572,344)
	Industrial Conglomerates — (2.0)%
(16,480)	3M Co.	(2,879,385)
(234,300)	General Electric Co.	(2,448,435)
		(5,327,820)
	Insurance — (3.1)%
(30,260)	Assurant, Inc.	(3,430,274)
(12,323)	Hanover Insurance Group, Inc. (The)	(1,598,416)
(2,900)	Markel Corp.[2]	(3,230,397)
		(8,259,087)
	IT Services — (1.1)%
(21,600)	Gartner, Inc.[2]	(3,009,528)
	Life Sciences Tools & Services — (1.1)%
(14,300)	Bio-Techne Corp.	(3,005,145)
	Machinery — (2.6)%
(21,360)	Deere & Co.	(3,538,284)
(22,580)	Stanley Black & Decker, Inc.	(3,332,582)
		(6,870,866)
	Media — (0.9)%
(52,660)	John Wiley & Sons, Inc. - Class A	(2,396,557)
	Multi-line Retail — (0.9)%
(23,700)	Dollar Tree, Inc.[2]	(2,411,475)
	Multi-Utilities — (0.6)%
(57,340)	NiSource, Inc.	(1,702,425)
	Oil, Gas & Consumable Fuels — (1.5)%
(194,180)	Kinder Morgan, Inc.	(4,003,992)
	Pharmaceuticals — (0.5)%
(56,440)	Mylan N.V.[2]	(1,179,596)
	Professional Services — (1.7)%
(32,420)	Equifax, Inc.	(4,509,298)
	Road & Rail — (1.6)%
(28,420)	JB Hunt Transport Services, Inc.	(2,909,355)
(7,820)	Union Pacific Corp.	(1,407,209)
		(4,316,564)
	Semiconductors & Semiconductor Equipment — (2.8)%
(82,880)	Advanced Micro Devices, Inc.[2]	(2,523,696)
(7,660)	NVIDIA Corp.	(1,292,395)
(50,400)	QUALCOMM, Inc.	(3,687,264)
		(7,503,355)
	Software — (6.8)%
(27,360)	Autodesk, Inc.[2]	(4,272,811)
(11,900)	Fair Isaac Corp.[2]	(4,134,298)
(41,960)	PTC, Inc.[2]	(2,844,049)
(17,220)	salesforce.com, Inc.[2]	(2,660,490)
(17,400)	Tyler Technologies, Inc.[2]	(4,060,290)
		(17,971,938)
See Notes to Schedules of Portfolio Investments
31

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Thrifts & Mortgage Finance — (0.5)%
(39,700)	Flagstar Bancorp, Inc.	$(1,368,856)
	Water Utilities — (2.6)%
(24,460)	American States Water Co.	(1,894,916)
(67,400)	Aqua America, Inc.	(2,827,430)
(40,020)	California Water Service Group	(2,136,668)
		(6,859,014)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(168,737,237))	(178,635,361)
TOTAL SHORT INVESTMENTS (Proceeds $(168,737,237))	(67.1)%	$(178,635,361)
TOTAL INVESTMENTS (Cost $49,671,929)	30.7%	$81,861,626
OTHER ASSETS IN EXCESS OF LIABILITIES	69.3	184,443,125
NET ASSETS	100.0%	$266,304,751

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $41,246,168.
[2]	Non income-producing security.
[3]	Securities or partial securities on loan. See Note 1.
See Notes to Schedules of Portfolio Investments
32

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 128.4%
	Air Freight & Logistics — 1.5%
15,340	Expeditors International of Washington, Inc.[1]	$1,171,209
	Airlines — 0.5%
7,880	Southwest Airlines Co.	406,056
	Banks — 9.6%
36,300	Bank of America Corp.	1,113,684
5,660	Citigroup, Inc.	402,766
20,480	Citizens Financial Group, Inc.	763,085
4,780	Comerica, Inc.	349,896
5,960	East West Bancorp, Inc.	286,140
48,380	Fifth Third Bancorp[1]	1,436,402
75,400	FNB Corp.	908,570
10,097	JPMorgan Chase & Co.	1,171,252
19,080	Zions Bancorp N.A.	859,935
		7,291,730
	Biotechnology — 1.3%
14,700	Gilead Sciences, Inc.	963,144
	Building Products — 0.0%
1,226	Resideo Technologies, Inc.[2]	23,122
	Chemicals — 0.6%
15,040	Axalta Coating Systems, Ltd.[2]	445,635
	Commercial Services & Supplies — 1.3%
21,760	Herman Miller, Inc.	986,598
	Communications Equipment — 1.9%
26,180	Cisco Systems, Inc.[1]	1,450,372
	Construction & Engineering — 2.1%
19,360	EMCOR Group, Inc.[1]	1,633,790
	Consumer Finance — 4.1%
30,440	Ally Financial, Inc.	1,001,781
53,800	SLM Corp.	490,118
44,940	Synchrony Financial[1]	1,612,447
		3,104,346
	Containers & Packaging — 1.0%
12,320	Sonoco Products Co.	739,570
	Diversified Financial Services — 1.3%
17,480	Voya Financial, Inc.	981,852
	Electric Utilities — 2.9%
21,320	Exelon Corp.[1]	960,679
9,640	Hawaiian Electric Industries, Inc.	431,872
26,780	PPL Corp.	793,492
		2,186,043
	Electrical Equipment — 1.9%
16,080	AMETEK, Inc.[1]	1,440,929
	Electronic Equipment, Instruments & Components — 2.0%
15,060	Tech Data Corp.[1,2]	1,526,180
	Equity Real Estate Investment Trusts — 7.1%
6,680	EPR Properties	497,192
19,300	Gaming and Leisure Properties, Inc.	727,803
30,880	Hospitality Properties Trust	763,045
See Notes to Schedules of Portfolio Investments
33

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Equity Real Estate Investment Trusts — (Continued)
60,780	Host Hotels & Resorts, Inc.	$1,056,964
6,200	National Health Investors, Inc. REIT	492,156
17,200	Omega Healthcare Investors, Inc.	624,360
8,760	Park Hotels & Resorts, Inc.	231,352
29,480	STORE Capital Corp.	1,008,511
		5,401,383
	Food & Staples Retailing — 1.6%
5,320	Sysco Corp.	364,792
7,520	Walmart, Inc.	830,058
		1,194,850
	Food Products — 4.2%
19,200	Flowers Foods, Inc.	455,040
28,920	General Mills, Inc.[1]	1,535,941
15,140	Tyson Foods, Inc. - Class A1	1,203,630
		3,194,611
	Health Care Providers & Services — 9.1%
10,640	Amedisys, Inc.[1,2]	1,467,150
11,080	AmerisourceBergen Corp.	965,622
3,640	Anthem, Inc.	1,072,380
22,240	Cardinal Health, Inc.	1,017,035
5,280	Centene Corp.[2]	275,035
10,140	Henry Schein, Inc.[2]	674,716
11,100	Molina Healthcare, Inc.[1,2]	1,473,858
		6,945,796
	Hotels, Restaurants & Leisure — 3.7%
12,220	Hilton Worldwide Holdings, Inc.[1]	1,179,841
17,620	Starbucks Corp.[1]	1,668,438
		2,848,279
	Household Products — 1.2%
12,320	Church & Dwight Co., Inc.	929,421
	Independent Power & Renewable Electricity Producer — 1.6%
72,300	AES Corp.[1]	1,213,917
	Insurance — 5.7%
26,960	Aflac, Inc.[1]	1,419,174
8,140	Allstate Corp. (The)	874,236
26,380	MetLife, Inc.[1]	1,303,700
31,640	Old Republic International Corp.	721,708
		4,318,818
	Internet & Direct Marketing Retail — 0.8%
15,240	eBay, Inc.	627,736
	IT Services — 9.5%
12,600	Akamai Technologies, Inc.[2]	1,110,438
15,720	Amdocs, Ltd.	1,005,923
4,920	FleetCor Technologies, Inc.[1,2]	1,398,117
44,240	Genpact, Ltd.[1]	1,755,443
6,480	ManTech International Corp. - Class A	445,694
13,880	MAXIMUS, Inc.	1,020,319
2,800	Visa, Inc. - Class A	498,400
		7,234,334
See Notes to Schedules of Portfolio Investments
34

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — 3.7%
10,340	Bruker Corp.	$494,769
18,000	Medpace Holdings, Inc.[2]	1,417,680
24,320	QIAGEN N.V.[2]	917,350
		2,829,799
	Machinery — 5.7%
8,960	AGCO Corp.	689,920
6,520	Crane Co.	545,724
5,540	IDEX Corp.	931,939
11,660	Ingersoll-Rand PLC[1]	1,441,876
5,020	Snap-on, Inc.	766,102
		4,375,561
	Media — 6.7%
35,320	Comcast Corp. - Class A1	1,524,764
36,720	Discovery, Inc. - Class A2,3	1,112,983
34,020	Interpublic Group of Cos., Inc. (The)	779,738
74,480	News Corp. - Class A	980,157
8,780	Omnicom Group, Inc.	704,332
		5,101,974
	Metals & Mining — 3.9%
34,360	Newmont Goldcorp Corp.	1,254,827
11,320	Nucor Corp.	615,582
11,140	Reliance Steel & Aluminum Co.	1,113,443
		2,983,852
	Mortgage Real Estate Investment Trust — 0.7%
69,179	MFA Financial, Inc.	496,705
	Multi-line Retail — 1.1%
9,840	Target Corp.	850,176
	Oil, Gas & Consumable Fuels — 4.3%
5,480	ConocoPhillips	323,758
16,260	Delek US Holdings, Inc.	700,481
16,740	Marathon Petroleum Corp.	943,969
69,440	Range Resources Corp.	395,114
10,261	Valero Energy Corp.	874,750
		3,238,072
	Pharmaceuticals — 3.0%
22,460	Bristol-Myers Squibb Co.	997,449
26,800	Elanco Animal Health, Inc.[2]	883,328
8,760	Pacira BioSciences, Inc.[2]	384,476
		2,265,253
	Professional Services — 0.9%
11,920	Robert Half International, Inc.	720,087
	Road & Rail — 1.2%
8,320	Landstar System, Inc.	925,766
	Semiconductors & Semiconductor Equipment — 6.3%
17,300	Applied Materials, Inc.	854,101
28,400	Diodes, Inc.[2]	1,209,840
11,380	Entegris, Inc.	495,144
18,320	Micron Technology, Inc.[2]	822,385
44,400	ON Semiconductor Corp.[2]	955,044
See Notes to Schedules of Portfolio Investments
35

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)
8,200	Teradyne, Inc.	$456,986
		4,793,500
	Software — 2.3%
27,740	ACI Worldwide, Inc.[2]	930,954
17,020	SS&C Technologies Holdings, Inc.	816,109
		1,747,063
	Specialty Retail — 5.2%
14,760	Best Buy Co., Inc.	1,129,583
18,520	Foot Locker, Inc.	760,431
12,220	Ross Stores, Inc.[1]	1,295,686
13,560	TJX Cos., Inc. (The)	739,834
		3,925,534
	Technology Hardware, Storage & Peripherals — 2.8%
53,680	Hewlett Packard Enterprise Co.	771,382
16,660	NetApp, Inc.	974,443
12,080	Xerox Corp.	387,768
		2,133,593
	Textiles, Apparel & Luxury Goods — 2.2%
17,800	Capri Holdings, Ltd.[2]	633,502
11,920	NIKE, Inc. - Class B	1,025,478
		1,658,980
	Trading Companies & Distributors — 1.5%
22,180	WESCO International, Inc.[1,2]	1,125,413
	Wireless Telecommunication Services — 0.4%
10,620	Telephone & Data Systems, Inc.	343,451
	TOTAL COMMON STOCKS (Cost $80,570,262)	97,774,500
COMMON STOCKS SOLD SHORT* — (28.5)%
	Aerospace & Defense — (0.4)%
(820)	Lockheed Martin Corp.	(296,979)
	Air Freight & Logistics — (0.8)%
(1,400)	FedEx Corp.	(238,742)
(3,420)	United Parcel Service, Inc. - Class B	(408,587)
		(647,329)
	Airlines — (0.4)%
(5,140)	Alaska Air Group, Inc.	(325,670)
	Banks — (2.2)%
(7,540)	Ameris Bancorp	(299,866)
(6,140)	BB&T Corp.	(316,394)
(8,840)	Columbia Banking System, Inc.	(333,356)
(18,980)	Old National Bancorp	(334,238)
(2,920)	Signature Bank	(372,183)
		(1,656,037)
	Building Products — (0.3)%
(1,000)	Lennox International, Inc.	(256,480)
	Capital Markets — (1.2)%
(2,400)	Moody’s Corp.	(514,416)
See Notes to Schedules of Portfolio Investments
36

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Capital Markets — (Continued)
(1,780)	S&P Global, Inc.	$(436,011)
		(950,427)
	Chemicals — (1.0)%
(3,700)	Ashland Global Holdings, Inc.	(294,076)
(2,060)	Corteva, Inc.	(60,770)
(1)	Dow, Inc.	(48)
(2,060)	DuPont de Nemours, Inc.	(148,650)
(2,000)	International Flavors & Fragrances, Inc.	(287,980)
		(791,524)
	Commercial Services & Supplies — (1.2)%
(9,390)	Rollins, Inc.	(314,847)
(4,680)	Stericycle, Inc.[2]	(215,093)
(3,200)	Waste Management, Inc.	(374,400)
		(904,340)
	Communications Equipment — (0.4)%
(1,780)	Motorola Solutions, Inc.	(295,409)
	Construction Materials — (0.4)%
(3,420)	Eagle Materials, Inc.	(283,108)
	Electric Utilities — (0.4)%
(3,160)	IDACORP, Inc.	(322,510)
	Equity Real Estate Investment Trusts — (2.9)%
(8,120)	Acadia Realty Trust	(227,928)
(600)	Equinix, Inc.	(301,260)
(11,460)	Healthcare Realty Trust, Inc.	(366,491)
(5,200)	Kilroy Realty Corp.	(413,192)
(5,900)	Liberty Property Trust	(308,570)
(1,620)	SBA Communications Corp.[2]	(397,564)
(2,900)	Vornado Realty Trust	(186,528)
		(2,201,533)
	Food Products — (1.1)%
(10,600)	Conagra Brands, Inc.	(306,022)
(4,180)	Kellogg Co.	(243,359)
(1,920)	McCormick & Co., Inc.	(304,397)
		(853,778)
	Health Care Equipment & Supplies — (1.5)%
(1,520)	Becton Dickinson & Co.	(384,256)
(5,920)	DENTSPLY SIRONA, Inc.	(322,344)
(3,280)	ResMed, Inc.	(422,136)
		(1,128,736)
	Hotels, Restaurants & Leisure — (1.1)%
(6,340)	Cheesecake Factory, Inc. (The)	(273,127)
(3,380)	Choice Hotels International, Inc.	(290,038)
(1,580)	Cracker Barrel Old Country Store, Inc.	(274,462)
		(837,627)
	Household Durables — (1.8)%
(9,920)	Leggett & Platt, Inc.	(396,502)
(2,940)	Mohawk Industries, Inc.[2]	(366,589)
(20,540)	Newell Brands, Inc.	(291,463)
(2,300)	Whirlpool Corp.	(334,604)
		(1,389,158)
See Notes to Schedules of Portfolio Investments
37

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Household Products — (1.6)%
(1,920)	Clorox Co. (The)	$(312,192)
(4,320)	Colgate-Palmolive Co.	(309,917)
(5,960)	Energizer Holdings, Inc.	(250,797)
(2,500)	Kimberly-Clark Corp.	(339,125)
		(1,212,031)
	Industrial Conglomerates — (0.6)%
(1,660)	3M Co.	(290,035)
(17,580)	General Electric Co.	(183,711)
		(473,746)
	Insurance — (1.6)%
(2,360)	Hanover Insurance Group, Inc. (The)	(306,116)
(300)	Markel Corp.[2]	(334,179)
(4,120)	Mercury General Corp.	(233,645)
(8,000)	ProAssurance Corp.	(312,720)
		(1,186,660)
	Leisure Product — (0.4)%
(3,340)	Polaris Industries, Inc.	(316,198)
	Machinery — (1.2)%
(1,800)	Deere & Co.	(298,170)
(2,200)	Nordson Corp.	(311,652)
(1,940)	Stanley Black & Decker, Inc.	(286,325)
(94)	Wabtec Corp.	(7,302)
		(903,449)
	Multi-line Retail — (0.7)%
(8,540)	Big Lots, Inc.	(218,624)
(3,000)	Dollar Tree, Inc.[2]	(305,250)
		(523,874)
	Multi-Utilities — (0.4)%
(2,180)	Sempra Energy	(295,237)
	Oil, Gas & Consumable Fuels — (0.0)%
(40)	Williams Cos., Inc. (The)	(986)
	Professional Services — (0.4)%
(2,100)	Equifax, Inc.	(292,089)
	Road & Rail — (1.4)%
(880)	AMERCO	(340,560)
(3,180)	JB Hunt Transport Services, Inc.	(325,537)
(10,200)	Knight-Swift Transportation Holdings, Inc.	(365,568)
		(1,031,665)
	Semiconductors & Semiconductor Equipment — (1.4)%
(10,860)	Advanced Micro Devices, Inc.[2]	(330,687)
(3,400)	Microchip Technology, Inc.	(321,028)
(6,040)	QUALCOMM, Inc.	(441,886)
		(1,093,601)
	Software — (0.7)%
(1,820)	Autodesk, Inc.[2]	(284,229)
(3,320)	PTC, Inc.[2]	(225,030)
		(509,259)
	Water Utilities — (1.0)%
(7,200)	Aqua America, Inc.	(302,040)
See Notes to Schedules of Portfolio Investments
38

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
Water Utilities — (Continued)
(8,060)	California Water Service Group	$(430,323)
		(732,363)
TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(22,243,925))		(21,711,803)
TOTAL SHORT INVESTMENTS (Proceeds $(22,243,925))	(28.5)%	$(21,711,803)
TOTAL INVESTMENTS (Cost $58,326,337)	99.9%	$76,062,697
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	58,744
NET ASSETS	100.0%	$76,121,441

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $27,429,000.
[2]	Non income-producing security.
[3]	Securities or partial securities on loan. See Note 1.
See Notes to Schedules of Portfolio Investments
39

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.1%
	Aerospace & Defense — 7.7%
23,614	Boeing Co. (The)	$8,056,625
35,714	Raytheon Co.	6,510,305
39,370	United Technologies Corp.	5,259,832
		19,826,762
	Banks — 7.0%
54,161	JPMorgan Chase & Co.	6,282,676
39,485	PNC Financial Services Group, Inc. (The)	5,642,406
125,724	Wells Fargo & Co.	6,086,299
		18,011,381
	Beverages — 2.1%
41,988	PepsiCo, Inc.	5,366,486
	Biotechnology — 3.9%
21,596	Biogen, Inc.[1]	5,135,961
74,363	Gilead Sciences, Inc.	4,872,264
		10,008,225
	Capital Markets — 2.1%
55,633	Northern Trust Corp.	5,452,034
	Communications Equipment — 2.8%
129,807	Cisco Systems, Inc.	7,191,308
	Consumer Finance — 2.7%
78,309	Discover Financial Services	7,027,450
	Electrical Equipment — 3.1%
89,348	AMETEK, Inc.	8,006,474
	Electronic Equipment, Instruments & Components — 2.0%
56,289	Amphenol Corp. - Class A	5,252,889
	Energy Equipment & Services — 1.3%
82,022	Schlumberger, Ltd.	3,278,419
	Food & Staples Retailing — 2.3%
54,347	Walmart, Inc.	5,998,822
	Health Care Equipment & Supplies — 5.2%
64,162	Abbott Laboratories	5,588,510
170,727	Smith & Nephew PLC, Sponsored ADR	7,757,835
		13,346,345
	Health Care Providers & Services — 2.2%
33,431	Laboratory Corp. of America Holdings[1]	5,600,361
	Household Products — 2.3%
84,350	Colgate-Palmolive Co.	6,051,269
	Insurance — 2.1%
34,658	Chubb, Ltd.	5,297,129
	Interactive Media & Service — 3.6%
7,704	Alphabet, Inc. - Class C1	9,373,303
	Internet & Catalog Retail — 3.0%
4,165	Booking Holdings, Inc.[1]	7,857,731
	IT Services — 12.9%
31,508	Accenture PLC - Class A	6,067,811
74,619	Cognizant Technology Solutions Corp. - Class A	4,860,682
See Notes to Schedules of Portfolio Investments
40

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	IT Services — (Continued)
24,225	Gartner, Inc.[1]	$3,375,269
51,851	Global Payments, Inc.	8,706,820
38,053	Mastercard, Inc. - Class A	10,360,690
		33,371,272
	Life Sciences Tools & Services — 2.0%
25,013	Waters Corp.[1]	5,266,737
	Machinery — 2.0%
29,680	Parker-Hannifin Corp.	5,196,374
	Media — 3.9%
120,286	Comcast Corp. - Class A	5,192,746
62,258	Omnicom Group, Inc.	4,994,337
		10,187,083
	Multi-line Retail — 4.0%
57,829	Dollar General Corp.	7,750,243
25,988	Dollar Tree, Inc.[1]	2,644,279
		10,394,522
	Oil, Gas & Consumable Fuels — 2.5%
52,900	Chevron Corp.	6,512,519
	Pharmaceuticals — 3.7%
153,024	Elanco Animal Health, Inc.[1]	5,043,671
40,507	Eli Lilly & Co.	4,413,238
		9,456,909
	Software — 3.3%
149,877	Oracle Corp.	8,438,075
	Specialty Retail — 2.8%
33,343	Home Depot, Inc. (The)	7,125,066
	Technology Hardware, Storage & Peripherals — 3.4%
41,003	Apple, Inc.	8,735,279
	Textiles, Apparel & Luxury Goods — 2.2%
62,303	Carter’s, Inc.	5,795,425
	TOTAL COMMON STOCKS (Cost $146,690,403)	253,425,649
Face Amount
REPURCHASE AGREEMENT* — 1.9%
$5,067,984	With Fixed Income Clearing Corp., dated 7/31/19, 0.50%, principal and interest in the amount of $5,068,055, due 8/1/19, (collateralized by a U.S. Treasury Note with a par value of $4,965,000, coupon rate of 3.625%, due 2/15/2021, market value of $5,174,453)	5,067,984
	TOTAL REPURCHASE AGREEMENT (Cost $5,067,984)	5,067,984
TOTAL INVESTMENTS (Cost $151,758,387)	100.0%	$258,493,633
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.0)	(64,885)
NET ASSETS	100.0%	$258,428,748
See Notes to Schedules of Portfolio Investments
41

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2019 - (Unaudited)

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.

Abbreviations:
ADR — American Depositary Receipt
See Notes to Schedules of Portfolio Investments
42

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 100.4%
	Advertising — 1.5%
1,266,219	Outfront Media, Inc.	$34,415,832
	Aerospace & Defense — 0.9%
506,087	AAR Corp.	21,184,802
	Airlines — 1.2%
637,609	Atlas Air Worldwide Holdings, Inc.[1]	29,106,851
	Automotive — 0.8%
207,162	LCI Industries	18,982,254
	Banking — 11.4%
1,166,577	First Midwest Bancorp, Inc.	25,233,060
2,735,278	FNB Corp.	32,960,100
1,692,015	Home BancShares, Inc.	33,281,935
463,866	IBERIABANK Corp.	36,445,952
574,406	Tcf Financial Corp.	24,148,028
1,825,056	Umpqua Holdings Corp.	31,865,478
859,464	United Community Banks, Inc.	24,666,617
653,787	Western Alliance Bancorp[1]	32,323,229
346,341	Wintrust Financial Corp.	24,777,235
		265,701,634
	Beverages, Food & Tobacco — 0.8%
1,277,042	Hostess Brands, Inc.[1]	18,031,833
	Building Materials — 3.2%
1,791,113	Builders FirstSource, Inc.[1]	30,771,321
365,335	EMCOR Group, Inc.	30,830,621
292,581	US Concrete, Inc.[1,2]	13,777,639
		75,379,581
	Commercial Services — 9.9%
428,815	Aaron’s, Inc.	27,036,786
443,943	AMN Healthcare Services, Inc.[1]	23,697,677
271,381	ASGN, Inc.[1]	17,110,572
2,547,869	Evolent Health, Inc. - Class A1,2	17,376,467
394,367	HealthEquity, Inc.[1]	32,330,207
1,180,778	NeoGenomics, Inc.[1]	28,775,560
2,734,770	R1 RCM, Inc.[1]	34,403,407
239,650	SPS Commerce, Inc.[1]	26,800,059
493,580	Syneos Health, Inc.[1]	25,217,002
		232,747,737
	Communications — 3.7%
739,283	Ciena Corp.[1]	33,430,377
781,910	NETGEAR, Inc.[1]	26,467,654
1,019,988	Vocera Communications, Inc.[1,2]	26,183,092
		86,081,123
	Computer Software & Processing — 4.3%
150,571	CACI International, Inc. - Class A1	32,395,351
684,769	CommVault Systems, Inc.[1]	31,115,903
630,726	Verint Systems, Inc.[1]	36,500,114
		100,011,368
	Computers & Information — 1.3%
2,085,442	FireEye, Inc.[1]	31,281,630
	Diversified Financial Services — 0.9%
725,317	Blucora, Inc.[1]	21,715,991
See Notes to Schedules of Portfolio Investments
43

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — 2.6%
498,371	Ormat Technologies, Inc.	$32,668,219
504,880	Portland General Electric Co.	27,692,668
		60,360,887
	Electrical Equipment — 2.6%
757,725	Energizer Holdings, Inc.[2]	31,885,068
412,679	EnerSys	28,107,567
		59,992,635
	Electronics — 4.6%
650,652	Diodes, Inc.[1]	27,717,775
805,564	Finisar Corp.[1,2]	18,954,921
408,019	MaxLinear, Inc.[1]	8,968,257
323,313	Mercury Systems, Inc.[1]	26,356,476
2,510,093	TTM Technologies, Inc.[1]	26,255,573
		108,253,002
	Entertainment & Leisure — 1.3%
1,638,598	Callaway Golf Co.	30,051,887
	Financial Services — 5.5%
343,186	Evercore, Inc. - Class A	29,640,975
952,437	Hannon Armstrong Sustainable Infrastructure Capital, Inc.[2]	26,144,396
1,233,802	Hudson Pacific Properties, Inc.	43,553,210
1,055,533	Pebblebrook Hotel Trust	29,544,369
		128,882,950
	Forest Products & Paper — 3.9%
539,090	Beacon Roofing Supply, Inc.[1]	19,531,231
586,017	Boise Cascade Co.	15,822,459
2,160,890	Graphic Packaging Holding Co.	32,110,825
437,519	Masonite International Corp.[1]	23,319,763
		90,784,278
	Health Care Providers — 1.2%
1,588,179	Tivity Health, Inc.[1,2]	27,713,724
	Heavy Construction — 3.8%
676,224	Granite Construction, Inc.	24,005,952
706,963	MasTec, Inc.[1,2]	36,281,341
2,072,145	TRI Pointe Group, Inc.[1]	28,367,665
		88,654,958
	Heavy Machinery — 5.3%
716,256	Brooks Automation, Inc.	27,790,733
367,731	Dycom Industries, Inc.[1]	20,284,042
733,452	Entegris, Inc.	31,912,496
1,267,859	Rexnord Corp.[1]	37,135,590
146,728	Timken Co. (The)	6,706,937
		123,829,798
	Home Construction, Furnishings & Appliances — 0.9%
148,705	Helen of Troy, Ltd.[1]	22,049,977
	Household Products — 1.8%
450,166	Apogee Enterprises, Inc.	18,258,733
1,577,360	Ferro Corp.[1]	23,234,513
		41,493,246
See Notes to Schedules of Portfolio Investments
44

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Industrial - Diversified — 0.9%
596,080	Hillenbrand, Inc.	$20,081,935
	Insurance — 1.4%
1,463,846	Radian Group, Inc.	33,375,689
	Lodging — 2.6%
1,182,283	Boyd Gaming Corp.	31,318,677
1,542,456	Penn National Gaming, Inc.[1]	30,108,741
		61,427,418
	Media - Broadcasting & Publishing — 1.0%
235,107	Nexstar Media Group, Inc. - Class A	23,926,839
	Medical Supplies — 5.9%
325,384	Cantel Medical Corp.	30,026,436
114,567	ICU Medical, Inc.[1]	29,150,427
689,969	Luminex Corp.	14,993,026
388,416	Merit Medical Systems, Inc.[1]	15,326,895
379,963	NuVasive, Inc.[1]	25,305,536
778,939	Wright Medical Group N.V.[1]	22,480,180
		137,282,500
	Miscellaneous — 1.6%
537,293	B&G Foods, Inc.[2]	9,821,716
1,218,598	Columbia Property Trust, Inc.	26,723,854
		36,545,570
	Oil & Gas — 3.8%
3,009,483	Callon Petroleum Co.[1,2]	14,806,656
1,796,008	Carrizo Oil & Gas, Inc.[1,2]	17,115,956
479,194	Delek US Holdings, Inc.	20,643,678
969,491	Matador Resources Co.[1,2]	17,092,126
1,105,388	ProPetro Holding Corp.[1]	20,040,685
		89,699,101
	Pharmaceuticals — 3.9%
582,091	Cambrex Corp.[1]	25,495,586
1,530,334	Horizon Therapeutics PLC[1]	38,090,013
864,879	Supernus Pharmaceuticals, Inc.[1]	28,861,012
		92,446,611
	Restaurants — 0.7%
387,054	Dave & Buster’s Entertainment, Inc.	15,733,745
	Retailers — 1.4%
171,980	Five Below, Inc.[1]	20,200,771
2,078,186	Party City Holdco, Inc.[1,2]	13,258,827
		33,459,598
	Technology — 1.3%
353,648	j2 Global, Inc.	31,506,500
	Telecommunications — 1.7%
3,121,369	Vonage Holdings Corp.[1]	38,704,976
	Textiles, Clothing & Fabrics — 0.8%
246,934	Oxford Industries, Inc.	18,073,099
	TOTAL COMMON STOCKS (Cost $2,186,160,002)	2,348,971,559
See Notes to Schedules of Portfolio Investments
45

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2019 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.5%
$10,889,963	With Fixed Income Clearing Corp., dated 7/31/19, 0.50%, principal and interest in the amount of $10,890,114, due 8/1/19, (collateralized by a U.S. Treasury Note with a par value of $10,660,000, coupon rate of 3.625%, due 02/15/2021, market value of $11,109,703)	$10,889,963
	TOTAL REPURCHASE AGREEMENT (Cost $10,889,963)	10,889,963
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.6%
61,958,601	State Street Navigator Securities Lending Government Money Market Portfolio	61,958,601
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $61,958,601)	61,958,601
TOTAL INVESTMENTS (Cost $2,259,008,566)	103.5%	$2,421,820,123
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.5)	(82,652,350)
NET ASSETS	100.0%	$2,339,167,773

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Schedules of Portfolio Investments
46

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Advertising — 1.5%
9,960	Omnicom Group, Inc.	$798,991
	Aerospace & Defense — 1.2%
13,335	Textron, Inc.	657,416
	Airlines — 2.1%
3,170	FedEx Corp.	540,580
11,300	Southwest Airlines Co.	582,289
		1,122,869
	Automotive — 0.8%
18,110	Honda Motor Co., Ltd., Sponsored ADR[1]	450,577
	Banking — 11.2%
8,585	Capital One Financial Corp.	793,426
20,360	Citigroup, Inc.	1,448,818
20,500	Citizens Financial Group, Inc.	763,830
9,050	Comerica, Inc.	662,460
16,190	E*TRADE Financial Corp.	789,910
48,440	Regions Financial Corp.	771,649
3,225	SVB Financial Group[2]	748,103
		5,978,196
	Beverages, Food & Tobacco — 4.9%
12,640	Altria Group, Inc.	594,965
17,670	Archer-Daniels-Midland Co.	725,883
4,990	JM Smucker Co. (The)	554,838
9,030	Tyson Foods, Inc. - Class A	717,885
		2,593,571
	Chemicals — 1.2%
8,590	Eastman Chemical Co.	647,257
	Commercial Services — 3.0%
476	Booking Holdings, Inc.[2]	898,027
17,170	eBay, Inc.	707,232
		1,605,259
	Computer Software & Processing — 1.8%
16,745	Oracle Corp.	942,743
	Computers & Information — 1.4%
4,985	International Business Machines Corp.	738,976
	Electric Utilities — 6.4%
9,950	American Electric Power Co., Inc.	873,709
8,125	Entergy Corp.	858,163
19,010	Exelon Corp.	856,591
14,020	Public Service Enterprise Group, Inc.	801,243
		3,389,706
	Electronics — 3.6%
27,175	Intel Corp.	1,373,696
5,865	TE Connectivity, Ltd.	541,926
		1,915,622
	Financial Services — 11.9%
4,171	Ameriprise Financial, Inc.	606,922
62,930	Bank of America Corp.	1,930,692
21,245	CubeSmart	721,268
19,070	JPMorgan Chase & Co.	2,212,120
See Notes to Schedules of Portfolio Investments
47

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Financial Services — (Continued)
7,495	Mid-America Apartment Communities, Inc.	$883,211
		6,354,213
	Forest Products & Paper — 2.4%
15,360	International Paper Co.	674,458
16,410	Westrock Co.	591,580
		1,266,038
	Health Care Providers — 1.6%
5,010	Laboratory Corp. of America Holdings[2]	839,275
	Heavy Machinery — 5.0%
4,150	Caterpillar, Inc.	546,430
4,070	Cummins, Inc.	667,480
11,300	Eaton Corp. PLC	928,747
3,010	Parker-Hannifin Corp.	526,991
		2,669,648
	Insurance — 4.0%
13,665	Aflac, Inc.	719,325
7,680	Allstate Corp. (The)	824,832
7,410	Progressive Corp. (The)	600,062
		2,144,219
	Media - Broadcasting & Publishing — 2.9%
16,295	Comcast Corp. - Class A	703,455
27,610	Discovery, Inc. - Class A1,2	836,859
		1,540,314
	Metals & Mining — 0.9%
15,830	Corning, Inc.	486,773
	Oil & Gas — 10.7%
13,555	Chevron Corp.	1,668,756
12,080	ConocoPhillips	713,686
24,895	Exxon Mobil Corp.	1,851,192
6,135	Phillips 66	629,206
9,890	Valero Energy Corp.	843,123
		5,705,963
	Pharmaceuticals — 12.6%
13,560	Cardinal Health, Inc.	620,099
4,779	Cigna Corp.	812,048
13,555	Johnson & Johnson	1,765,132
21,370	Merck & Co., Inc.	1,773,496
44,675	Pfizer, Inc.	1,735,177
		6,705,952
	Real Estate Investment Trusts — 2.4%
8,125	Lamar Advertising Co. - Class A	657,475
9,505	Ventas, Inc.	639,591
		1,297,066
	Retailers — 0.9%
450	AutoZone, Inc.[2]	505,368
	Technology — 2.7%
26,260	Cisco Systems, Inc.	1,454,804
See Notes to Schedules of Portfolio Investments
48

THE GLENMEDE FUND, INC.

Large Cap Value Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Telecommunications — 2.6%
40,032	AT&T, Inc.	$1,363,090
	TOTAL COMMON STOCKS (Cost $47,367,440)	53,173,906
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.4%
732,861	State Street Navigator Securities Lending Government Money Market Portfolio	732,861
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $732,861)	732,861
TOTAL INVESTMENTS (Cost $48,100,301)	101.1%	$53,906,767
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.1)	(603,609)
NET ASSETS	100.0%	$53,303,158

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.

Abbreviations:
ADR — American Depositary Receipt
See Notes to Schedules of Portfolio Investments
49

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.1%
	Air Freight & Logistics — 1.1%
2,170	United Parcel Service, Inc. - Class B	$259,250
	Banks — 4.2%
8,720	BB&T Corp.	449,342
2,525	Comerica, Inc.	184,830
2,530	PNC Financial Services Group, Inc. (The)	361,537
		995,709
	Beverages — 1.6%
2,980	PepsiCo, Inc.	380,874
	Biotechnology — 2.1%
2,655	Amgen, Inc.	495,370
	Capital Markets — 7.0%
1,630	Ameriprise Financial, Inc.	237,181
760	BlackRock, Inc.	355,437
2,855	Northern Trust Corp.	279,790
3,700	T Rowe Price Group, Inc.	419,543
7,075	TD Ameritrade Holding Corp.	361,533
		1,653,484
	Chemicals — 2.9%
1,605	Air Products & Chemicals, Inc.	366,374
4,645	RPM International, Inc.	315,070
		681,444
	Communications Equipment — 3.8%
16,130	Cisco Systems, Inc.	893,602
	Distributors — 1.6%
3,945	Genuine Parts Co.	383,138
	Diversified Telecommunication Services — 2.5%
10,676	AT&T, Inc.	363,518
4,250	Verizon Communications, Inc.	234,897
		598,415
	Electric Utilities — 3.6%
5,100	Evergy, Inc.	308,499
6,865	OGE Energy Corp.	294,852
2,635	Pinnacle West Capital Corp.	240,364
		843,715
	Electrical Equipment — 3.1%
3,945	Eaton Corp. PLC	324,239
2,515	Rockwell Automation, Inc.	404,362
		728,601
	Electronic Equipment, Instruments & Components — 2.3%
9,765	Corning, Inc.	300,274
2,580	TE Connectivity, Ltd.	238,392
		538,666
	Equity Real Estate Investment Trusts — 2.5%
7,275	Lamar Advertising Co. - Class A	588,693
	Food Products — 3.7%
2,920	Hershey Co. (The)	443,081
10,565	Hormel Foods Corp.[1]	433,059
		876,140
See Notes to Schedules of Portfolio Investments
50

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — 3.2%
6,225	Cardinal Health, Inc.	$284,669
4,555	Quest Diagnostics, Inc.	464,975
		749,644
	Hotels, Restaurants & Leisure — 4.7%
3,380	McDonald’s Corp.	712,234
4,215	Starbucks Corp.	399,118
		1,111,352
	Household Products — 1.6%
2,280	Clorox Co. (The)	370,728
	Industrial Conglomerates — 2.1%
2,850	3M Co.	497,952
	Insurance — 4.6%
6,910	Aflac, Inc.	363,742
3,070	Allstate Corp. (The)	329,718
6,665	Principal Financial Group, Inc.	386,837
		1,080,297
	IT Services — 5.6%
2,100	Accenture PLC - Class A	404,418
11,095	Paychex, Inc.	921,440
		1,325,858
	Machinery — 1.0%
1,630	Snap-on, Inc.	248,754
	Media — 3.1%
7,975	Comcast Corp. - Class A	344,281
4,860	Omnicom Group, Inc.	389,869
		734,150
	Multi-Utilities — 3.5%
2,455	DTE Energy Co.	312,055
3,765	Public Service Enterprise Group, Inc.	215,170
3,395	WEC Energy Group, Inc.	290,137
		817,362
	Oil, Gas & Consumable Fuels — 5.6%
2,175	Chevron Corp.	267,764
5,680	Exxon Mobil Corp.	422,365
4,340	Marathon Petroleum Corp.	244,733
4,645	Valero Energy Corp.	395,986
		1,330,848
	Pharmaceuticals — 7.0%
5,485	Johnson & Johnson	714,257
5,420	Merck & Co., Inc.	449,806
12,615	Pfizer, Inc.	489,966
		1,654,029
	Road & Rail — 1.2%
1,560	Union Pacific Corp.	280,722
	Semiconductors & Semiconductor Equipment — 9.7%
8,425	Intel Corp.	425,884
2,320	Lam Research Corp.	483,975
12,090	Maxim Integrated Products, Inc.	715,607
See Notes to Schedules of Portfolio Investments
51

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — (Continued)
5,240	Texas Instruments, Inc.	$655,052
		2,280,518
	Software — 1.1%
1,855	Microsoft Corp.	252,781
	Specialty Retail — 2.2%
2,415	Home Depot, Inc. (The)	516,061
	Tobacco — 0.9%
4,775	Altria Group, Inc.	224,759
	TOTAL COMMON STOCKS (Cost $20,317,470)	23,392,916
Face Amount
REPURCHASE AGREEMENT* — 0.8%
$194,126	With Fixed Income Clearing Corp., dated 7/31/19, 0.50%, principal and interest in the amount of $194,128, due 8/1/19, (collateralized by a U.S. Treasury Note with a par value of $190,000, coupon rate of 3.625%, due 2/15/2021, market value of $198,015)	194,126
	TOTAL REPURCHASE AGREEMENT (Cost $194,126)	194,126
TOTAL INVESTMENTS (Cost $20,511,596)	99.9%	$23,587,042
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	16,194
NET ASSETS	100.0%	$23,603,236

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
See Notes to Schedules of Portfolio Investments
52

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2019 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 2.2%
22,100	SPDR S&P 500 ETF Trust[1]	$6,573,203
30,000	Vanguard S&P 500 ETF[1]	8,192,400
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	14,765,603
Face Amount
U.S. TREASURY BILL* — 20.8%
$140,900,000	U.S. Treasury Bills, 2.234% due 10/10/19[1]	140,339,225
	TOTAL U.S. TREASURY BILL (Cost $140,246,614)	140,339,225
REPURCHASE AGREEMENT* — 0.8%
5,279,080	With Fixed Income Clearing Corp., dated 7/31/19, 0.50%, principal and interest in the amount of $5,279,154, due 8/1/19, (collateralized by a U.S. Treasury Note with a par value of $5,170,000, coupon rate of 3.625%, due 2/15/2021, market value of $5,388,102)	5,279,080
	TOTAL REPURCHASE AGREEMENT (Cost $5,279,080)	5,279,080
TOTAL PURCHASED OPTIONS (Cost $1,019,953,092)	152.9%	1,033,346,250
TOTAL INVESTMENTS (Cost $1,171,909,395)	176.7%	$1,193,730,158
LIABILITIES IN EXCESS OF OTHER ASSETS	(76.7)	(518,058,485)
NET ASSETS[2]	100.0%	$675,671,673

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $177,388 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
53

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2019 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	09/20/19	USD	975	$290,587,050	$192,557,625	$189,700,875	$2,856,750
S&P 500 Index	OCC**	1,000.00	08/16/19	USD	4,250	1,266,661,500	840,671,250	829,869,747	10,801,503
TOTAL CALLS						$1,557,248,550	$1,033,228,875	$1,019,570,622	$13,658,253
PUTS:
S&P 500 Index	OCC**	2,000.00	09/20/19	USD	975	290,587,050	53,625	127,725	(74,100)
S&P 500 Index	OCC**	2,000.00	08/16/19	USD	4,250	1,266,661,500	63,750	254,745	(190,995)
TOTAL PUTS						$1,557,248,550	$117,375	$382,470	$(265,095)
TOTAL PURCHASED OPTIONS						$3,114,497,100	$1,033,346,250	$1,019,953,092	$13,393,158
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	2,000.00	08/16/19	USD	4,250	(1,266,661,500)	(416,223,750)	(406,746,760)	(9,476,990)
S&P 500 Index	OCC**	2,000.00	09/20/19	USD	975	(290,587,050)	(95,467,125)	(92,935,050)	(2,532,075)
TOTAL CALLS						$(1,557,248,550)	$(511,690,875)	$(499,681,810)	$(12,009,065)
PUTS:
S&P 500 Index	OCC**	1,000.00	08/16/19	USD	4,250	(1,266,661,500)	(42,500)	(17,000)	(25,500)
S&P 500 Index	OCC**	2,900.00	08/16/19	USD	1,530	(455,998,140)	(2,111,400)	(2,252,833)	141,433
S&P 500 Index	OCC**	3,000.00	08/16/19	USD	320	(95,372,160)	(1,348,800)	(1,306,474)	(42,326)
S&P 500 Index	OCC**	3,050.00	08/16/19	USD	380	(113,254,440)	(2,825,301)	(2,600,409)	(224,892)
S&P 500 Index	OCC**	1,000.00	09/20/19	USD	975	(290,587,050)	(12,187)	(3,900)	(8,287)
TOTAL PUTS						$(2,221,873,290)	$(6,340,188)	$(6,180,616)	$(159,572)
TOTAL WRITTEN OPTIONS						$(3,779,121,840)	$(518,031,063)	$(505,862,426)	$(12,168,637)

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
54

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2019 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 4.7%
800	iShares MSCI EAFE ETF[1]	$51,560
100	iShares MSCI Emerging Markets ETF[1]	4,417
	TOTAL EXCHANGE-TRADED FUNDS (Cost $51,975)	55,977
Face Amount
U.S. TREASURY BILL* — 94.1%
$1,128,000	U.S. Treasury Bills, 2.234% due 10/10/19[1]	1,123,511
	TOTAL U.S. TREASURY BILL (Cost $1,123,119)	1,123,511
TOTAL INVESTMENTS (Cost $1,175,094)	98.8%	$1,179,488
OTHER ASSETS IN EXCESS OF LIABILITIES	1.2	14,132
NET ASSETS[2]	100.0%	$1,193,620

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $(3,901) is held by brokers as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
55

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2019 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
WRITTEN OPTIONS
PUTS:
iShares MSCI Emerging Market ETF	OCC****	44.00	08/16/19	USD	24	$(100,248)	$(5,364)	$(3,178)	$(2,186)
iShares MSCI EAFE ETF	OCC****	66.00	08/16/19	USD	50	(322,250)	(7,825)	(4,425)	(3,400)
Russell 2000 Index	OCC****	1,575.00	08/16/19	USD	1	(157,461)	(2,245)	(3,335)	1,090
S&P 500 Index	OCC****	2,975.00	08/16/19	USD	2	(596,076)	(6,310)	(6,145)	(165)
TOTAL PUTS						$(1,176,035)	$(21,744)	$(17,083)	$(4,661)
TOTAL WRITTEN OPTIONS						$(1,176,035)	$(21,744)	$(17,083)	$(4,661)

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
56

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — 48.1%
	Aerospace & Defense — 0.2%
221	Vectrus, Inc.[1,2]	$8,937
	Automobiles — 0.5%
3,109	Ford Motor Co.[2]	29,629
	Banks — 6.1%
937	Bank of America Corp.[2]	28,747
838	Bank OZK[2]	25,626
571	Cadence BanCorp[2]	9,787
709	Cathay General Bancorp[2]	26,389
746	Citizens Financial Group, Inc.[2]	27,796
500	East West Bancorp, Inc.[2]	24,005
2,435	First BanCorp[2]	26,201
1,027	First Hawaiian, Inc.[2]	27,483
2,259	FNB Corp.[2]	27,221
742	Great Western Bancorp, Inc.[2]	25,094
355	IBERIABANK Corp.[2]	27,892
696	PacWest Bancorp[2]	26,887
1,668	Regions Financial Corp.[2]	26,571
620	Umpqua Holdings Corp.[2]	10,825
		340,524
	Beverages — 0.5%
449	Monster Beverage Corp.[1,2]	28,947
	Building Products — 1.0%
369	Armstrong World Industries, Inc.[2]	36,055
1,054	Resideo Technologies, Inc.[1,2]	19,878
		55,933
	Capital Markets — 1.5%
562	E*TRADE Financial Corp.[2]	27,420
907	Federated Investors, Inc. - Class B2	31,518
216	SEI Investments Co.[2]	12,872
594	Waddell & Reed Financial, Inc. - Class A2	10,395
		82,205
	Chemicals — 1.0%
1,111	Huntsman Corp.[2]	22,831
164	Innospec, Inc.[2]	15,315
1,004	Olin Corp.[2]	20,150
		58,296
	Commercial Services & Supplies — 2.4%
648	ABM Industries, Inc.[2]	27,274
409	Brady Corp. - Class A2	21,157
490	Herman Miller, Inc.[2]	22,217
1,591	Steelcase, Inc. - Class A2	26,904
464	Tetra Tech, Inc.[2]	36,749
		134,301
	Communications Equipment — 0.6%
705	EchoStar Corp. - Class A1,2	32,092
	Construction & Engineering — 1.7%
899	AECOM[1,2]	32,319
389	EMCOR Group, Inc.[2]	32,828
771	Quanta Services, Inc.[2]	28,851
		93,998
See Notes to Schedules of Portfolio Investments
57

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Consumer Finance — 1.8%
1,031	Ally Financial, Inc.[2]	$33,930
134	Capital One Financial Corp.[2]	12,384
2,485	SLM Corp.[2]	22,639
861	Synchrony Financial[2]	30,893
		99,846
	Containers & Packaging — 0.4%
527	Berry Global Group, Inc.[1,2]	23,741
	Diversified Consumer Services — 0.5%
318	frontdoor, Inc.[1,2]	14,513
240	Service Corp. International[2]	11,074
		25,587
	Diversified Financial Services — 0.6%
555	Voya Financial, Inc.[2]	31,174
	Electric Utilities — 0.7%
658	OGE Energy Corp.[2]	28,261
354	PPL Corp.[2]	10,489
		38,750
	Electrical Equipment — 0.2%
147	AMETEK, Inc.[2]	13,173
	Electronic Equipment, Instruments & Components — 0.4%
463	Fabrinet[1,2]	24,854
	Energy Equipment & Services — 0.2%
475	Baker Hughes a GE Co.[2]	12,060
	Equity Real Estate Investment Trusts — 3.9%
638	American Assets Trust, Inc.[2]	29,603
902	CubeSmart[2]	30,623
378	EPR Properties[2]	28,134
755	Gaming and Leisure Properties, Inc.[2]	28,471
405	Hospitality Properties Trust[2]	10,008
581	Host Hotels & Resorts, Inc.[2]	10,104
610	LTC Properties, Inc.[2]	28,115
886	Park Hotels & Resorts, Inc.[2]	23,399
859	STORE Capital Corp.[2]	29,386
		217,843
	Food & Staples Retailing — 0.2%
317	US Foods Holding Corp.[1,2]	11,212
	Food Products — 0.5%
259	General Mills, Inc.[2]	13,756
188	Tyson Foods, Inc. - Class A2	14,946
		28,702
	Gas Utilities — 0.2%
181	UGI Corp.[2]	9,247
	Health Care Equipment & Supplies — 0.9%
623	Avanos Medical, Inc.[1,2]	25,368
2,166	SeaSpine Holdings Corp.[1,2]	27,530
		52,898
	Health Care Providers & Services — 1.0%
597	Cardinal Health, Inc.[2]	27,301
See Notes to Schedules of Portfolio Investments
58

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)
1,847	Select Medical Holdings Corp.[1,2]	$30,919
		58,220
	Health Care Technology — 0.5%
806	HMS Holdings Corp.[1,2]	28,129
	Hotels, Restaurants & Leisure — 0.9%
551	Bloomin’ Brands, Inc.[2]	9,384
144	Hilton Worldwide Holdings, Inc.[2]	13,903
589	Yum China Holdings, Inc.[2]	26,799
		50,086
	Household Durables — 0.2%
388	PulteGroup, Inc.[2]	12,226
	Household Products — 0.1%
58	Procter & Gamble Co. (The)[2]	6,846
	Independent Power & Renewable Electricity Producer — 0.5%
1,607	AES Corp.[2]	26,981
	Insurance — 1.9%
493	Athene Holding, Ltd. - Class A1,2	20,144
134	Brighthouse Financial, Inc.[1,2]	5,249
325	MetLife, Inc.[2]	16,061
1,165	Old Republic International Corp.[2]	26,574
323	Torchmark Corp.[2]	29,496
347	Unum Group[2]	11,087
		108,611
	Internet & Direct Marketing Retail — 0.4%
526	eBay, Inc.[2]	21,666
	IT Services — 1.4%
396	Akamai Technologies, Inc.[1,2]	34,900
184	Leidos Holdings, Inc.[2]	15,106
234	PayPal Holdings, Inc.[1,2]	25,834
		75,840
	Life Sciences Tools & Services — 0.7%
498	Medpace Holdings, Inc.[1,2]	39,223
	Machinery — 2.7%
243	AGCO Corp.[2]	18,711
1,028	Colfax Corp.[1,2]	28,455
472	ITT, Inc.[2]	29,462
1,014	Rexnord Corp.[1,2]	29,700
121	Snap-on, Inc.[2]	18,466
786	Terex Corp.[2]	23,934
		148,728
	Metals & Mining — 0.7%
805	Newmont Goldcorp Corp.[2]	29,398
186	Nucor Corp.[2]	10,115
		39,513
	Mortgage Real Estate Investment Trust — 0.5%
1,301	PennyMac Mortgage Investment Trust[2]	28,661
	Multi-Utilities — 0.5%
890	CenterPoint Energy, Inc.[2]	25,819
See Notes to Schedules of Portfolio Investments
59

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Oil, Gas & Consumable Fuels — 1.0%
1,379	California Resources Corp.[1,2]	$21,112
2,508	Range Resources Corp.[2]	14,271
6,300	Southwestern Energy Co.[1,2]	13,860
230	World Fuel Services Corp.[2]	8,979
		58,222
	Paper & Forest Products — 0.3%
426	Domtar Corp.[2]	18,084
	Pharmaceuticals — 0.5%
282	Bristol-Myers Squibb Co.[2]	12,523
405	Elanco Animal Health, Inc.[1,2]	13,349
		25,872
	Professional Services — 0.3%
211	Navigant Consulting, Inc.[2]	5,140
233	Robert Half International, Inc.[2]	14,076
		19,216
	Real Estate Management & Development — 0.2%
247	CBRE Group, Inc. - Class A1,2	13,093
	Road & Rail — 0.5%
1,864	Hertz Global Holdings, Inc.[1,2]	28,929
	Semiconductors & Semiconductor Equipment — 2.0%
778	Diodes, Inc.[1,2]	33,143
113	Intel Corp.[2]	5,712
1,286	ON Semiconductor Corp.[1,2]	27,662
461	Teradyne, Inc.[2]	25,692
381	Versum Materials, Inc.[2]	19,804
		112,013
	Software — 0.7%
802	ACI Worldwide, Inc.[1,2]	26,915
586	Symantec Corp.[2]	12,634
		39,549
	Specialty Retail — 1.7%
160	Aaron’s, Inc.[2]	10,088
1,370	American Eagle Outfitters, Inc.[2]	24,235
652	Dick’s Sporting Goods, Inc.[2]	24,235
571	Penske Automotive Group, Inc.[2]	26,249
234	TJX Cos., Inc. (The)[2]	12,767
		97,574
	Technology Hardware, Storage & Peripherals — 0.9%
1,647	Hewlett Packard Enterprise Co.[2]	23,667
878	Xerox Corp.[2]	28,184
		51,851
	Textiles, Apparel & Luxury Goods — 0.9%
606	Capri Holdings, Ltd.[1,2]	21,568
612	Skechers U.S.A., Inc. - Class A1,2	23,219
143	Tapestry, Inc.[2]	4,423
		49,210
	Thrifts & Mortgage Finance — 1.1%
637	Essent Group, Ltd.[1,2]	29,404
See Notes to Schedules of Portfolio Investments
60

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Thrifts & Mortgage Finance — (Continued)
1,345	Radian Group, Inc.[2]	$30,666
		60,070
	TOTAL COMMON STOCKS (Cost $2,533,201)	2,698,181
Face Amount
U.S. TREASURY BILL — 26.6%
$1,500,000	U.S. Treasury Bills, 2.234% due 10/10/19[3]	1,494,030
	TOTAL U.S. TREASURY BILL (Cost $1,493,278)	1,494,030
TOTAL PURCHASED OPTIONS (Cost $4,867,400)	88.0%	4,938,750
TOTAL LONG INVESTMENTS (Cost $8,893,879)	162.7%	$9,130,961
Shares
COMMON STOCKS SOLD SHORT — (43.4)%
	Aerospace & Defense — (0.2)%
(101)	United Technologies Corp.	(13,494)
	Air Freight & Logistics — (0.5)%
(152)	FedEx Corp.	(25,921)
	Auto Components — (0.6)%
(361)	LCI Industries	(33,078)
	Banks — (5.8)%
(673)	Ameris Bancorp	(26,765)
(740)	Atlantic Union Bankshares Corp.	(28,142)
(1,056)	CenterState Bank Corp.	(25,682)
(452)	Commerce Bancshares, Inc.	(27,495)
(1,258)	CVB Financial Corp.	(27,688)
(266)	First Republic Bank	(26,430)
(343)	Independent Bank Corp.	(26,672)
(2,339)	Old National Bancorp	(41,190)
(273)	Park National Corp.	(25,823)
(1,560)	People’s United Financial, Inc.	(25,615)
(956)	Seacoast Banking Corp. of Florida[1]	(25,850)
(45)	Signature Bank	(5,736)
(330)	Southside Bancshares, Inc.	(11,425)
		(324,513)
	Building Products — (0.4)%
(98)	Lennox International, Inc.	(25,135)
	Capital Markets — (2.9)%
(4,488)	BGC Partners, Inc. - Class A	(24,729)
(589)	Charles Schwab Corp. (The)	(25,457)
(138)	Goldman Sachs Group, Inc. (The)	(30,378)
(135)	Moody’s Corp.	(28,936)
(175)	Morningstar, Inc.	(26,596)
(111)	S&P Global, Inc.	(27,189)
		(163,285)
See Notes to Schedules of Portfolio Investments
61

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT — (Continued)
	Chemicals — (1.4)%
(168)	Corteva, Inc.	$(4,956)
(168)	DuPont de Nemours, Inc.	(12,123)
(220)	International Flavors & Fragrances, Inc.	(31,678)
(1,089)	Mosaic Co. (The)	(27,432)
		(76,189)
	Commercial Services & Supplies — (2.1)%
(789)	Casella Waste Systems, Inc. - Class A1	(34,400)
(1,632)	Covanta Holding Corp.	(28,103)
(612)	Stericycle, Inc.[1]	(28,128)
(230)	Waste Management, Inc.	(26,910)
		(117,541)
	Communications Equipment — (0.3)%
(175)	ViaSat, Inc.[1]	(14,278)
	Construction & Engineering — (0.5)%
(370)	Jacobs Engineering Group, Inc.	(30,529)
	Construction Materials — (0.5)%
(107)	Martin Marietta Materials, Inc.	(26,509)
	Consumer Finance — (0.5)%
(429)	Nelnet, Inc. - Class A	(26,838)
	Distributors — (0.6)%
(484)	LKQ Corp.[1]	(13,034)
(112)	Pool Corp.	(21,210)
		(34,244)
	Diversified Telecommunication Services — (0.2)%
(221)	Cogent Communications Holdings, Inc.	(13,925)
	Electric Utilities — (0.4)%
(416)	PNM Resources, Inc.	(20,663)
	Electronic Equipment, Instruments & Components — (0.8)%
(513)	Cognex Corp.	(22,577)
(144)	Littelfuse, Inc.	(24,330)
		(46,907)
	Equity Real Estate Investment Trusts — (3.9)%
(836)	Acadia Realty Trust	(23,467)
(734)	Equity Commonwealth	(24,648)
(797)	Healthcare Realty Trust, Inc.	(25,488)
(365)	Liberty Property Trust	(19,089)
(116)	SBA Communications Corp.[1]	(28,468)
(306)	SL Green Realty Corp.	(24,810)
(520)	Taubman Centers, Inc. REIT	(21,070)
(396)	Vornado Realty Trust	(25,471)
(984)	Washington Real Estate Investment Trust	(26,519)
		(219,030)
	Food Products — (1.1)%
(462)	Conagra Brands, Inc.	(13,338)
(1,037)	Hain Celestial Group, Inc. (The)[1]	(22,576)
(484)	Kellogg Co.	(28,178)
		(64,092)
	Gas Utilities — (0.2)%
(272)	New Jersey Resources Corp.	(13,565)
See Notes to Schedules of Portfolio Investments
62

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT — (Continued)
	Health Care Equipment & Supplies — (1.3)%
(109)	Becton Dickinson & Co.	$(27,555)
(82)	Edwards Lifesciences Corp.[1]	(17,454)
(202)	LivaNova PLC[1]	(15,564)
(91)	ResMed, Inc.	(11,712)
		(72,285)
	Health Care Providers & Services — (0.4)%
(813)	MEDNAX, Inc.[1]	(19,975)
	Hotels, Restaurants & Leisure — (1.3)%
(438)	Cheesecake Factory, Inc. (The)	(18,869)
(314)	Choice Hotels International, Inc.	(26,944)
(195)	Wynn Resorts, Ltd.	(25,364)
		(71,177)
	Household Durables — (1.4)%
(1,057)	KB Home	(27,767)
(592)	Leggett & Platt, Inc.	(23,662)
(63)	Mohawk Industries, Inc.[1]	(7,856)
(1,418)	Newell Brands, Inc.	(20,121)
		(79,406)
	Household Products — (1.0)%
(173)	Clorox Co. (The)	(28,130)
(363)	Colgate-Palmolive Co.	(26,041)
		(54,171)
	Industrial Conglomerates — (0.7)%
(132)	3M Co.	(23,063)
(1,305)	General Electric Co.	(13,637)
		(36,700)
	Insurance — (1.3)%
(171)	Arthur J Gallagher & Co.	(15,463)
(27)	Markel Corp.[1]	(30,076)
(521)	Mercury General Corp.	(29,546)
		(75,085)
	Leisure Product — (0.5)%
(316)	Polaris Industries, Inc.	(29,916)
	Life Sciences Tools & Services — (0.5)%
(144)	Bio-Techne Corp.	(30,262)
	Machinery — (2.0)%
(254)	Deere & Co.	(42,075)
(461)	Greenbrier Cos., Inc. (The)	(13,328)
(203)	Nordson Corp.	(28,757)
(204)	Stanley Black & Decker, Inc.	(30,108)
(7)	Wabtec Corp.	(544)
		(114,812)
	Mortgage Real Estate Investment Trust — (0.5)%
(803)	Blackstone Mortgage Trust, Inc. - Class A	(28,523)
	Multi-line Retail — (0.5)%
(287)	Dollar Tree, Inc.[1]	(29,202)
	Multi-Utilities — (0.5)%
(468)	CMS Energy Corp.	(27,247)
See Notes to Schedules of Portfolio Investments
63

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT — (Continued)
	Oil, Gas & Consumable Fuels — (1.3)%
(248)	Exxon Mobil Corp.	$(18,441)
(1,317)	Kinder Morgan, Inc.	(27,157)
(1,260)	Noble Energy, Inc.	(27,821)
		(73,419)
	Professional Services — (0.5)%
(192)	Equifax, Inc.	(26,705)
	Road & Rail — (0.5)%
(256)	JB Hunt Transport Services, Inc.	(26,207)
	Semiconductors & Semiconductor Equipment — (1.3)%
(836)	Advanced Micro Devices, Inc.[1]	(25,456)
(271)	Microchip Technology, Inc.	(25,588)
(262)	QUALCOMM, Inc.	(19,168)
		(70,212)
	Software — (2.1)%
(170)	Autodesk, Inc.[1]	(26,549)
(72)	Fair Isaac Corp.[1]	(25,014)
(215)	Pegasystems, Inc.	(16,254)
(297)	PTC, Inc.[1]	(20,131)
(117)	Tyler Technologies, Inc.[1]	(27,302)
		(115,250)
	Specialty Retail — (0.2)%
(152)	Monro, Inc.	(12,800)
	Textiles, Apparel & Luxury Goods — (0.4)%
(346)	Oxford Industries, Inc.	(25,324)
	Thrifts & Mortgage Finance — (0.5)%
(2,093)	Capitol Federal Financial, Inc.	(28,590)
	Trading Companies & Distributors — (0.7)%
(417)	Kaman Corp.	(26,438)
(71)	Watsco, Inc.	(11,546)
		(37,984)
	Water Utilities — (1.1)%
(770)	Aqua America, Inc.	(32,301)
(536)	California Water Service Group	(28,617)
		(60,918)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(2,327,803))	(2,435,906)
TOTAL SHORT INVESTMENTS (Proceeds $(2,327,803))	(43.4)%	$(2,435,906)
TOTAL INVESTMENTS (Cost $6,566,076)	119.3%	$6,695,055
LIABILITIES IN EXCESS OF OTHER ASSETS	(19.3)	(1,084,547)
NET ASSETS	100.0%	$5,610,508

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $3,172,066.
[3]	All or a portion of this security is held as collateral for written options.
See Notes to Schedules of Portfolio Investments
64

THE GLENMEDE FUND, INC.

Alternative Risk Premia Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2019 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	09/20/19	USD	25	$7,450,950	$4,937,375	$4,864,125	$73,250
PUTS:
S&P 500 Index	OCC**	2,000.00	09/20/19	USD	25	7,450,950	1,375	3,275	(1,900)
TOTAL PURCHASED OPTIONS						$14,901,900	$4,938,750	$4,867,400	$71,350
WRITTEN OPTIONS
CALL:
S&P 500 Index	OCC**	2,000.00	09/20/19	USD	25	(7,450,950)	(2,447,875)	(2,382,950)	(64,925)
PUTS:
iShares MSCI Emerging Markets ETF	OCC**	40.00	09/20/19	USD	64	(267,328)	(2,688)	(3,744)	1,056
iShares MSCI EAFE ETF	OCC**	63.00	09/20/19	USD	170	(1,095,650)	(20,995)	(11,235)	(9,760)
iShares 20 Year Treasury Bond	OCC**	127.00	09/20/19	USD	200	(2,657,800)	(6,300)	(16,890)	10,590
S&P 500 Index	OCC**	1,000.00	09/20/19	USD	25	(7,450,950)	(313)	(101)	(212)
Russell 2000 Index	OCC**	1,500.00	09/20/19	USD	2	(314,922)	(3,230)	(6,625)	3,395
S&P 500 Index	OCC**	2,750.00	09/20/19	USD	4	(1,192,152)	(5,940)	(12,865)	6,925
TOTAL PUTS						$(12,978,802)	$(39,466)	$(51,460)	$11,994
TOTAL WRITTEN OPTIONS						$(20,429,752)	$(2,487,341)	$(2,434,410)	$(52,931)

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
65

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2019 - (Unaudited)
Face Amount		Value
AGENCY NOTES* — 19.4%
	Federal Home Loan Bank — 8.7%
$10,000,000	2.720% due 5/16/22	$10,001,284
10,500,000	2.850% due 5/6/24	10,508,339
8,244,000	2.900% due 5/9/24	8,244,799
15,000,000	2.750% due 12/13/24	15,612,152
		44,366,574
	Federal Home Loan Mortgage Corporation — 1.0%
5,000,000	2.375% due 1/13/22	5,051,313
	Federal National Mortgage Association — 9.7%
10,000,000	2.000% due 10/5/22	10,030,930
10,000,000	2.625% due 9/6/24	10,345,801
7,960,000	2.125% due 4/24/26	8,015,944
10,000,000	6.625% due 11/15/30	14,246,746
5,000,000	5.625% due 7/15/37	7,044,273
		49,683,694
	TOTAL AGENCY NOTES (Cost $97,978,132)	99,101,581
MORTGAGE-BACKED SECURITIES*,1 — 30.4%
	Federal Home Loan Mortgage Corporation — 7.7%
34,470	# G12342, 5.500% due 8/1/21	34,983
15,837	# J03604, 5.500% due 10/1/21	16,108
9,447	# J03649, 5.500% due 10/1/21	9,583
19,960	# G12442, 6.000% due 11/1/21	20,387
35,045	# J03536, 5.500% due 11/1/21	35,177
19,067	# G18163, 5.500% due 1/1/22	19,541
79,368	# G13396, 5.500% due 12/1/23	82,028
43,583	# D78677, 8.000% due 3/1/27	44,444
110,632	# C00742, 6.500% due 4/1/29	125,077
3,839,735	# J38111, 3.000% due 12/1/32	3,922,329
1,424	# A57845, 7.000% due 2/1/37	1,425
32,827	# A68937, 6.000% due 11/1/37	36,809
262,175	# A69653, 5.500% due 12/1/37	291,773
342,217	# A73370, 5.000% due 2/1/38	372,807
316,322	# A90421, 4.500% due 12/1/39	341,420
435,468	# A92890, 4.500% due 7/1/40	470,255
1,497,380	# A97620, 4.500% due 3/1/41	1,616,919
2,673,529	# C03770, 3.500% due 2/1/42	2,787,910
1,209,191	# Q07651, 3.500% due 4/1/42	1,260,900
3,357,438	# Q41208, 3.500% due 6/1/46	3,467,624
12,236,254	# Q46279, 3.500% due 2/1/47	12,688,504
11,207,292	# Q47596, 4.000% due 4/1/47	11,744,796
		39,390,799
	Federal National Mortgage Association — 22.4%
848	# 125275, 7.000% due 3/1/24	889
566,490	# AH6827, 4.000% due 3/1/26	590,758
397,242	# AI1657, 4.000% due 4/1/26	412,686
845,836	# AB3900, 3.000% due 11/1/26	863,598
19,010	# 373328, 8.000% due 3/1/27	19,030
1,124,240	# AK4751, 3.000% due 4/1/27	1,147,922
13,827	# 390895, 8.000% due 6/1/27	13,950
2,299,537	# AO0533, 3.000% due 6/1/27	2,347,935
73,862	# 397602, 8.000% due 8/1/27	80,008
716	# 499335, 6.500% due 8/1/29	794
4,604	# 252806, 7.500% due 10/1/29	5,409
236	# 523497, 7.500% due 11/1/29	260
See Notes to Schedules of Portfolio Investments
66

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MORTGAGE-BACKED SECURITIES*,1 — (Continued)
	Federal National Mortgage Association — (Continued)
$6,554,235	# BC2462, 3.000% due 2/1/31	$6,686,588
1,872	# 588945, 7.000% due 6/1/31	2,030
9,569,167	# AS7429, 2.500% due 6/1/31	9,633,577
53,519	# 607862, 7.000% due 9/1/31	58,135
3,578	# 656872, 6.500% due 8/1/32	3,968
9,386,545	# MA3391, 3.000% due 6/1/33	9,580,152
152,533	# 789856, 6.000% due 8/1/34	170,130
58,492	# 829202, 5.000% due 7/1/35	64,168
116,848	# 826586, 5.000% due 8/1/35	128,204
28,586	# 256216, 7.000% due 4/1/36	34,421
135,282	# 898412, 5.000% due 10/1/36	147,984
15,736	# 910894, 5.000% due 2/1/37	16,993
19,184	# 912456, 6.500% due 3/1/37	21,278
360,104	# 973241, 5.000% due 3/1/38	392,047
111,786	# 975593, 5.000% due 6/1/38	121,762
117,074	# 257573, 5.500% due 2/1/39	129,143
468,840	# AD7128, 4.500% due 7/1/40	505,894
4,461,896	# AH1568, 4.500% due 12/1/40	4,816,068
2,051,748	# AH6991, 4.000% due 1/1/41	2,174,938
1,040,511	# AH4004, 4.500% due 3/1/41	1,106,955
1,155,342	# AH8351, 4.000% due 3/1/41	1,224,709
875,625	# AJ1315, 4.000% due 9/1/41	928,266
1,323,926	# AI8779, 4.000% due 11/1/41	1,403,819
2,195,109	# AJ5958, 4.000% due 12/1/41	2,327,410
870,481	# AK5070, 3.500% due 3/1/42	902,539
3,561,810	# AK5426, 3.500% due 3/1/42	3,711,903
5,824,039	# AT7682, 3.500% due 6/1/43	6,070,035
5,652,463	# AS6326, 3.500% due 12/1/45	5,832,915
6,226,354	# AS6881, 3.500% due 3/1/46	6,428,822
5,789,182	# BC0960, 4.000% due 6/1/46	6,085,005
7,297,493	# AS8966, 4.000% due 3/1/47	7,666,002
7,584,324	# AS9988, 4.500% due 7/1/47	8,020,877
7,436,689	# MA3210, 3.500% due 12/1/47	7,670,631
9,216,974	# BJ9251, 3.500% due 6/1/48	9,475,464
5,494,532	# BK4718, 4.000% due 9/1/48	5,705,518
		114,731,589
	Government National Mortgage Association — 0.3%
10,861	# 460389, 7.000% due 5/15/28	10,876
5,437	# 464049, 7.000% due 7/15/28	5,691
11,853	# 476259, 7.000% due 8/15/28	11,869
8,159	# 485264, 7.500% due 2/15/31	8,240
17,526	# 559304, 7.000% due 9/15/31	19,334
243,826	# 651859, 5.000% due 6/15/36	269,750
166,838	# 782150, 5.500% due 4/15/37	188,461
29,811	# 662521, 6.000% due 8/15/37	34,113
55,304	# 677545, 6.000% due 11/15/37	61,407
66,129	# 676291, 6.000% due 12/15/37	72,711
68,038	# 685836, 5.500% due 4/15/38	74,433
380,930	# 698235, 5.000% due 6/15/39	421,490
122,700	# 716655, 5.000% due 8/15/39	129,213
		1,307,588
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $153,664,087)	155,429,976
See Notes to Schedules of Portfolio Investments
67

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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 32.4%
	Automotive — 0.8%
$2,000,000	American Honda Finance Corp., 2.650% due 2/12/21	$2,009,071
2,000,000	American Honda Finance Corp., 3.450% due 7/14/23	2,078,009
		4,087,080
	Banking — 7.0%
7,000,000	Branch Banking & Trust Co., 3.625% due 9/16/25	7,323,157
11,000,000	Citibank NA, 3.650% due 1/23/24	11,526,678
10,000,000	PNC Bank NA, 2.625% due 2/17/22	10,075,441
6,500,000	PNC Bank NA, 3.250% due 6/1/25	6,722,449
		35,647,725
	Beverages, Food & Tobacco — 4.0%
5,000,000	Coca-Cola Co. (The), 2.875% due 10/27/25	5,160,419
6,000,000	Coca-Cola Co. (The), 2.250% due 9/1/26	5,985,322
9,000,000	PepsiCo, Inc., 3.000% due 8/25/21	9,156,045
		20,301,786
	Communications — 3.3%
14,000,000	Amazon.com, Inc., 4.800% due 12/5/34	17,182,522
	Computer Software & Processing — 6.4%
11,250,000	Apple, Inc., 4.500% due 2/23/36	13,323,757
8,000,000	Microsoft Corp., 3.450% due 8/8/36	8,477,992
10,750,000	Oracle Corp., 2.400% due 9/15/23	10,791,213
		32,592,962
	Financial — 4.3%
10,533,000	JPMorgan Chase & Co., 4.950% due 3/25/20	10,700,526
8,000,000	JPMorgan Chase & Co., 6.400% due 5/15/38	11,165,958
		21,866,484
	Heavy Machinery — 1.1%
5,700,000	John Deere Capital Corp., 2.800% due 3/4/21[2]	5,751,754
	Insurance — 3.0%
5,100,000	Aflac, Inc., 2.875% due 10/15/26	5,133,207
10,000,000	Berkshire Hathaway Finance Corp., 4.250% due 1/15/21	10,305,186
		15,438,393
See Notes to Schedules of Portfolio Investments
68

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Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2019 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — (Continued)
	Pharmaceuticals — 1.0%
$5,000,000	Merck & Co., Inc., 2.750% due 2/10/25	$5,107,983
	Retailers — 1.5%
5,325,000	Target Corp., 7.000% due 1/15/38[2]	7,918,361
	TOTAL CORPORATE NOTES (Cost $159,103,860)	165,895,050
U.S. TREASURY NOTES/BONDS* — 16.0%
11,000,000	U.S. Treasury Bonds, 6.250% due 8/15/23	12,870,000
5,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	6,636,328
5,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	5,591,016
9,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	11,075,625
5,000,000	U.S. Treasury Bonds, 3.000% due 5/15/47	5,473,828
5,000,000	U.S. Treasury Bonds, 2.750% due 8/15/47	5,214,648
13,000,000	U.S. Treasury Notes, 1.500% due 11/30/19	12,969,024
10,000,000	U.S. Treasury Notes, 2.875% due 5/31/25	10,538,672
6,000,000	U.S. Treasury Notes, 2.250% due 8/15/27	6,124,453
5,000,000	U.S. Treasury Notes, 3.125% due 11/15/28	5,468,750
	TOTAL U.S. TREASURY NOTES/BONDS (Cost $78,858,273)	81,962,344
REPURCHASE AGREEMENT* — 1.1%
5,681,571	With Fixed Income Clearing Corp., dated 7/31/19, 0.50%, principal and interest in the amount of $5,681,649, due 8/1/19, (collateralized by a U.S. Treasury Note with a par value of $5,565,000, coupon rate of 3.625%, due 2/15/2021, market value of $5,799,765)	5,681,571
	TOTAL REPURCHASE AGREEMENT (Cost $5,681,571)	5,681,571
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.6%
2,940,888	State Street Navigator Securities Lending Government Money Market Portfolio	2,940,888
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $2,940,888)	2,940,888
TOTAL INVESTMENTS (Cost $498,226,811)	99.9%	$511,011,410
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	319,805
NET ASSETS	100.0%	$511,331,215

*	Percentages indicated are based on net assets.
[1]	Represents current face amount at July 31, 2019.
[2]	Securities or partial securities on loan. See Note 1.
See Notes to Schedules of Portfolio Investments
69

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 89.8%
	Alabama — 1.3%
$250,000	Alabama Federal Aid Highway Finance Authority, Revenue Bonds, 5.000% due 9/1/20	$260,165
250,000	Black Belt Energy Gas District, AL, Gas Supply Revenue, Revenue Bonds, Series A, 4.000% due 7/1/46	261,045
		521,210
	Alaska — 2.5%
300,000	Alaska State, General Obligation Unlimited, Series B, 5.000% due 8/1/20	311,571
490,000	North Slope Boro, AK, General Obligation Unlimited, Series B, 5.000% due 6/30/20	507,410
200,000	Valdez, AK, Marine Terminal Revenue, Revenue Bonds, Refunding, Series B, (SPA : British Petroleum PLC), 5.000% due 1/1/21	210,216
		1,029,197
	Arizona — 1.1%
400,000	Yuma, AZ, Municipal Property Corp., Excise Tax Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/22	443,128
	California — 1.2%
210,000	La Quinta, CA, Financing Authority, Local Agency Revenue, Tax Allocation, Series A, Prerefunded 9/1/20 @ 100, 7.900% due 9/1/31	223,083
250,000	San Diego, CA, Redevelopment Agency Tax Allocation Revenue, Series A, Prerefunded 9/1/20 @ 100, 7.750% due 9/1/40	264,897
		487,980
	Colorado — 0.4%
150,000	Weld County, CO, Reorganized School District No. RE-8, General Obligation Unlimited, (State Aid Withholding), 4.000% due 12/1/20	155,850
	Connecticut — 0.7%
270,000	Connecticut, CT, General Obligation Unlimited, Refunding, Series C, 5.000% due 6/1/24	297,586
	Florida — 1.3%
255,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, 5.000% due 7/1/23	282,339
250,000	Orlando & Orange County, FL, Expressway Authority, Revenue Bonds, Refunding, Series B (AGMC Insured), 5.000% due 7/1/21	258,840
		541,179
	Georgia — 1.4%
200,000	Atlanta, GA, Airport General Revenue, Revenue Bonds, Series C, 5.000% due 1/1/23	217,706
350,000	Georgia State, Road & Tollway Authority, Federal Highway Reimbursement, Revenue Bonds, Series A, 5.000% due 6/1/20	361,221
		578,927
	Idaho — 0.5%
200,000	Idaho, Housing & Finance Association, Revenue Bonds, 5.000% due 7/15/20	207,196
	Illinois — 11.9%
	Chicago, IL, O’Hare International Airport, Revenue Bonds, Refunding, Series B:
500,000	5.000% due 1/1/20	507,645
150,000	5.000% due 1/1/21	157,901
300,000	Cook County, IL, School District No. 100 South Berwyn, General Obligation Unlimited, Refunding, (BAM), 4.000% due 12/1/23	325,416
See Notes to Schedules of Portfolio Investments
70

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$500,000	DeKalb County, IL, Community Unit School District No. 428 DeKalb, General Obligation Unlimited, Refunding, 5.000% due 1/1/24	$574,410
400,000	Du Page & Will Counties, IL, Community School District No. 204 Indian Prairie, General Obligation Unlimited, Refunding, Series A, 5.000% due 12/30/20	421,144
400,000	Illinois State Finance Authority, Revenue Bonds, 5.000% due 1/1/20	406,336
500,000	Illinois State Finance Authority, Revenue Bonds, Series L, 4.000% due 12/1/20	518,555
	Illinois State, General Obligation Unlimited:
100,000	4.000% due 9/1/20	102,169
130,000	5.000% due 1/1/21	135,075
150,000	Illinois State, General Obligation Unlimited, Series A, 4.000% due 1/1/24	154,623
115,000	Illinois State, General Obligation, Refunding, 5.000% due 8/1/23	125,505
255,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/24	295,061
300,000	Regional Transportation Authority, IL, Revenue Bonds, Series A, 5.000% due 6/1/21	320,178
450,000	Regional Transportation Authority, IL, Revenue Bonds, Series A (NPFG Insured), 5.500% due 7/1/20	467,320
350,000	Will County, IL, Forest Preservation District, General Obligation Unlimited, Refunding, 5.000% due 12/15/23	406,105
		4,917,443
	Kansas — 1.4%
600,000	Kansas State, Development Finance Authority, Healthcare Facilities, Revenue Bonds, Series J, 1.420% due 3/1/41	600,000
	Kentucky — 3.9%
300,000	Kentucky State, Property & Building Commission Revenue, Project No. 84, Revenue Bonds, Refunding, (NPFG Insured), 5.000% due 8/1/20	311,235
200,000	Kentucky State, Property and Building Commission Revenues, Revenue Bonds, Refunding, Series B, 5.000% due 8/1/20	207,490
300,000	Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/23	343,074
250,000	Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Revenue Bonds, Series A, 5.000% due 10/1/19	251,475
500,000	McCracken County, KY,School District Finance Corp, Revenue Bonds, Series A (State Aid Intercept), 2.500% due 7/1/21	511,400
		1,624,674
	Louisiana — 3.1%
300,000	Ernest N Morial-New Orleans, LA, Exhibition Hall Authority, Special Tax, Refunding, 5.000% due 7/15/21	321,816
400,000	Louisiana State, General Obligation Unlimited, Series A, 4.000% due 9/1/21	423,204
500,000	New Orleans, LA, Sewage Service Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/22	548,740
		1,293,760
See Notes to Schedules of Portfolio Investments
71

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Massachusetts — 0.6%
$250,000	Massachusetts State, MA, General Obligation Limited, Refunding, Series B, 5.000% due 1/1/21	$263,858
	Michigan — 7.3%
140,000	Dansville, MI, Schools, General Obligation Unlimited, (QSBLF Insured), 4.000% due 5/1/20	142,926
250,000	Detroit, MI, City School District, General Obligation Unlimited, Series A, (QSBLF Insured), 6.000% due 5/1/21	269,820
260,000	L’Anse Creuse, MI, Public Schools, General Obligation Unlimited, Refunding, (QSBLF Insured), 5.000% due 5/1/20	267,402
425,000	Maple Valley, MI, Schools, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/23	463,148
360,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/20	378,097
400,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/19	404,180
200,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/23	226,958
200,000	Michigan State Finance Authority Revenue, Revenue Bonds, Refunding, Series MI-1, 5.000% due 12/1/23	231,884
200,000	Ypsilanti, MI, School District, General Obligation Unlimited, Refunding, Series A, (QSBLF Insured), 5.000% due 5/1/21	211,986
400,000	Ypsilanti, MI, School District, General Obligation Unlimited, Refunding, Series B, (QSBLF Insured), 2.250% due 5/1/21	404,804
		3,001,205
	Minnesota — 0.9%
100,000	Minneapolis, MN, St. Paul, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/20	104,926
250,000	St. Paul, MN, Housing & Redevelopment Authority Health Care, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/21	267,622
		372,548
	Mississippi — 1.3%
500,000	Mississippi State, Development Bank, Special Obligation, Jackson Public School District Project, Revenue Bonds, Refunding, Series A, 5.000% due 4/1/21	530,600
	New Jersey — 3.3%
350,000	Camden County, NJ, Improvement Authority, Revenue Bonds, (County Guaranteed), 4.000% due 1/15/20	354,393
455,000	New Jersey State Economic Development Authority Revenue, Revenue Bonds, Refunding, Series NN, 5.000% due 3/1/22	494,107
500,000	New Jersey State Turnpike Authority, Revenue Bonds, Refunding, Series C-1, (1M USD LIBOR * 0.7+ 0.34%), 2.022% due 1/1/21[1]	501,175
		1,349,675
	New York — 1.4%
200,000	New York State, Dormitory Authority, State Personal Income Tax Revenue, Refunding, Series A, 5.000% due 12/15/19	202,918
350,000	New York, Metropolitan Transportation Authority Revenue, Dedicated Tax Fund, Series A, 5.255% due 11/15/22	380,653
		583,571
	North Carolina — 0.3%
100,000	New Hanover County, NC, Hospital Revenue Bonds, Refunding, 5.000% due 10/1/21	108,045
See Notes to Schedules of Portfolio Investments
72

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Ohio — 4.5%
$500,000	Lake, OH, Local School District Wood County, General Obligation Unlimited, Refunding, (School District Credit Program), 2.000% due 12/1/20	$506,255
265,000	Ohio State University, General Receipts Athens, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/20	278,176
255,000	Ohio State, Higher Educational Facility Commission, Revenue Bonds, 4.000% due 12/1/19	257,354
325,000	Ohio State, Higher Educational Facility Commission, Revenue Bonds, Refunding, 5.000% due 10/1/23[2]	371,299
425,000	Ohio State, Hospital Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/15/23	461,172
		1,874,256
	Pennsylvania — 17.1%
400,000	Allegheny County, PA, General Obligation Unlimited, Refunding, Series C-75, 4.000% due 11/1/21	424,552
300,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, Series A, 5.000% due 7/15/23	342,390
400,000	Bucks County, CA, Centennial School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 5.000% due 12/15/21	435,852
390,000	Danville, PA, Area School District, General Obligation Limited, Refunding, Series B, (State Aid Withholding), 4.000% due 11/1/20	403,818
350,000	East Penn, PA, School District, General Obligation Limited, (State Aid Withholding), 2.000% due 11/15/21	350,185
300,000	East Stroudsburg, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 5.000% due 9/1/20	312,333
140,000	Monroeville, PA, Finance Authority UPMC Revenue, Revenue Bonds, 5.000% due 2/15/20	142,864
425,000	Montgomery County, PA, Higher Education and Health Authority, Revenue Bonds, Refunding, 5.000% due 9/1/23	486,519
100,000	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding, 4.000% due 12/1/22	107,520
250,000	Pennsylvania State Turnpike Authority, Revenue Bonds, Refunding, 5.000% due 12/1/22	279,115
315,000	Pennsylvania State, General Obligation Unlimited, Refunding, 5.000% due 7/1/20	326,315
200,000	Pennsylvania State, General Obligation Unlimited, Refunding, First Series, 5.000% due 8/15/20	208,140
500,000	Pennsylvania State, University, Revenue Bonds, 1.580% due 6/1/31	501,025
300,000	Pittsburgh, PA, Public Parking Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/23	343,998
	Pittsburgh, PA, School District, General Obligation Unlimited, Refunding, Series A, (State Aid Withholding):
225,000	4.000% due 9/1/19	225,533
200,000	5.000% due 9/1/22	215,744
300,000	Red Lion, PA, Area School District, General Obligation Limited, Refunding, Series A, (State Aid Withholding), 4.000% due 4/15/20	305,835
350,000	Schuylkill Haven, PA, Area School District, General Obligation Limited, (AGMC State Aid Withholding), 2.000% due 9/1/19	350,245
305,000	Springfield Township, PA, School District, Montgomery County, General Obligation Limited, Refunding, (State Aid Withholding), 4.000% due 11/15/20	315,983
310,000	State Public School Building Authority, Community College of Philadelphia, Revenue Bonds, Refunding, Series A, 5.000% due 6/15/22	340,529
See Notes to Schedules of Portfolio Investments
73

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Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$350,000	Susquehanna Township, PA, School District, General Obligation Unlimited, Series A, (State Aid Withholding), 2.300% due 5/15/22	$350,273
240,000	Westmoreland County, PA, General Obligation Unlimited, Series A, 4.000% due 8/15/24	269,465
		7,038,233
	Rhode Island — 1.1%
400,000	Rhode Island State, RI, Health and Educational Building Corporation, Public School Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/22	436,560
	Tennessee — 0.9%
370,000	Tennessee, TN, Housing Development Agency Residential Finance Program Revenue, Revenue Bonds, 1.800% due 7/1/21	374,207
	Texas — 12.1%
575,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Brown Fellowship Leadership Academy, Series A, (PSF Guaranteed), 4.000% due 8/15/19	575,564
200,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, (PSF Guaranteed), 4.000% due 2/15/21	208,310
100,000	Brushy Creek, TX, Regional Utility Authority, Inc., Contract Revenue, Refunding, 3.000% due 8/1/20	101,829
290,000	Dallas, TX, Independent School District, General Obligation Unlimited, Series B-5, (PSF Guaranteed), 5.000% due 2/15/36	306,083
200,000	Denton, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed), 2.000% due 8/1/43	201,522
200,000	Georgetown, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 2.000% due 8/1/41	201,330
500,000	Harris County, TX, Senior Lien, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/21	538,415
225,000	Houston, TX, Community College, General Obligation Limited, 5.000% due 2/15/23	254,745
400,000	Houston, TX, Independent School District, General Obligation Limited, Refunding, (PSF Guaranteed), 1.450% due 6/1/29	400,524
390,000	Lower Colorado River Texas Authority, Transmission Contract Revenue, Revenue Bonds, Refunding, 5.000% due 5/15/22	401,712
200,000	North East, TX, Independent School District, General Obligation Unlimited, Series B, (PSF Guaranteed), 1.420% due 8/1/40	199,796
400,000	North Texas, Tollway Authority Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/23	450,544
210,000	Taft, TX, Independent School District, General Obligation Unlimited, Refunding, (PSF Guaranteed), 3.000% due 8/15/20	214,187
300,000	Texas State, TX, A&M University Revenue, Revenue Bonds, Series B, Prerefunded 5/15/23 @ 100, 5.000% due 5/15/32	343,386
565,000	Texas, TX, College Student Loan, General Obligation Unlimited, 5.500% due 8/1/21	612,454
		5,010,401
	Washington — 3.7%
350,000	Chelan County, WA, Public Utility District No 1, Revenue Bonds, Refunding, Series A (NPFG Insured), 0.000% due 6/1/23[3]	330,561
500,000	Energy Northwest, WA, Taxable Columbia Generating Electicity Reveune, Revenue Bonds, Series E, 2.803% due 7/1/21	506,605
300,000	Grant County, WA, Public Utility District No. 2, Revenue Bonds, Refunding, 2.000% due 1/1/44[1,4]	301,599
125,000	Lewis County, WA, Public Utility District No 1, Cowlitz Falls Hydroelectric Project, Revenue Bonds, Refunding, 5.000% due 10/1/22	140,050
See Notes to Schedules of Portfolio Investments
74

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Washington — (Continued)
$225,000	Whatcom County,WA, School District No. 502 Ferndale, General Obligation Unlimited, Refunding, 3.000% due 12/1/21	$234,738
		1,513,553
	Wisconsin — 3.6%
215,000	Eau Claire WI, General Obligation Unlimited, Series D, 1.400% due 4/1/24	213,269
250,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/23	287,663
450,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Series 2013B-1, 1.375% due 11/15/38	450,153
500,000	Wisconsin State, WI, Transportation Revenue, Revenue Bonds, Series 2, 5.000% due 7/1/23	556,040
		1,507,125
	Wyoming — 1.0%
400,000	Wyoming State, Community Development Authority, Revenue Bonds, Series 1, 1.950% due 12/1/22[2]	407,408
	TOTAL MUNICIPAL BONDS (Cost $36,681,857)	37,069,375
PREFERRED STOCKS* — 0.6%
10,000	Bank of America Corp., 6.500%	259,500
	TOTAL PREFERRED STOCKS (Cost $257,700)	259,500
Shares
REGISTERED INVESTMENT COMPANIES* — 3.7%
41,460	BlackRock Municipal 2020 Term Trust	624,802
4,932	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund[5]	493,200
4,850	Vanguard Short-Term Corporate Bond ETF	390,862
	TOTAL REGISTERED INVESTMENT COMPANIES (Cost $1,508,081)	1,508,864
Face Amount
U.S. TREASURY NOTES/BONDS* — 6.6%
750,000	U.S. Treasury Bills, 1.986% due 8/13/19	749,484
1,000,000	U.S. Treasury Bills, 2.163% due 9/3/19[5]	998,109
350,000	U.S. Treasury Notes, 3.375% due 11/15/19	351,094
400,000	U.S. Treasury Notes, 2.500% due 1/31/21	403,156
220,000	U.S. Treasury Notes, 2.500% due 1/15/22	223,240
	TOTAL U.S. TREASURY NOTES/BONDS (Cost $2,717,557)	2,725,083
See Notes to Schedules of Portfolio Investments
75

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2019 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.4%
$150,175	With Fixed Income Clearing Corp., dated 7/31/19, 0.50%, principal and interest in the amount of $150,178, due 8/1/19, (collateralized by a U.S. Treasury Note with a par value of $150,000, coupon rate of 3.625%, due 2/15/2021, market value of $156,328)	$150,175
	TOTAL REPURCHASE AGREEMENT (Cost $150,175)	150,175
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.5%
1,018,750	State Street Navigator Securities Lending Government Money Market Portfolio	1,018,750
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,018,750)	1,018,750
TOTAL INVESTMENTS (Cost $42,334,120)	103.6%	$42,731,747
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.6)	(1,471,001)
NET ASSETS	100.0%	$41,260,746

*	Percentages indicated are based on net assets.
[1]	Floating Rate Bond. Rate shown is as of July 31, 2019.
[2]	When-issued security.
[3]	Zero Coupon Bond.
[4]	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
[5]	Securities or partial securities on loan. See Note 1.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
BAM — Build America Mutual
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
SPA — Stand-By Purchase Agreement
See Notes to Schedules of Portfolio Investments
76

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 99.0%
	Alabama — 1.2%
$500,000	Jefferson County, AL, Sewer Revenue Warrants, Series E, 0.000% due 10/1/34[1]	$200,485
500,000	Jefferson County, AL, Sewer Revenue, Series B, (AGMC Insured), 0.000% due 10/1/25[1]	428,510
1,070,000	Jefferson County, AL, Sewer Revenue, Series D, Warrants, 6.000% due 10/1/42	1,265,628
500,000	Montgomery, AL, Medical Clinic, Board Health Care Facility Revenue, Refunding, 5.000% due 3/1/30	573,295
		2,467,918
	Alaska — 0.7%
1,295,000	Alaska State, Housing Finance Corp., Revenue Bonds, Series A, 4.000% due 12/1/48	1,411,835
	Arizona — 2.7%
300,000	Arizona State, Industrial Development Authority, Education Revenue, Basis Schools Projects, Revenue Bonds, Refunding, Series A, 5.250% due 7/1/47[2]	323,196
500,000	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/32[2]	520,585
125,000	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/15/49[2]	134,676
300,000	Arizona State, Industrial Development Authority, Education Revenue, Revenue Bonds, Series B, 5.500% due 7/1/38[2]	324,813
500,000	Arizona State, Industrial Development Authority, Education Revenue, Traditional Schools Project, Revenue Bonds, 5.250% due 7/1/22[2]	501,515
80,000	Florence Town, Inc., AZ, Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds, 5.000% due 7/1/23	83,866
750,000	Maricopa County, AZ, Industrial Development Authority, Educational Revenue, Revenue Bonds, Refunding, 5.000% due 7/1/36[2]	813,742
375,000	Maricopa County, AZ, Industrial Development Authority, Revenue Bonds, Series A, 6.000% due 7/1/52[2]	423,353
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, 5.000% due 7/1/45[2]	263,850
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, 5.000% due 7/1/35[2]	536,150
205,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding, Series A, 3.000% due 7/1/20[2]	205,420
	Phoenix, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
300,000	5.750% due 7/1/24[2]	323,325
500,000	6.750% due 7/1/44[2]	571,060
500,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	530,545
250,000	Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series B, 4.000% due 7/1/22[2]	249,728
		5,805,824
	California — 3.3%
250,000	California Public Finance Authority, Revenue Bonds, Refunding, 5.000% due 10/15/47	279,973
See Notes to Schedules of Portfolio Investments
77

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	California — (Continued)
$400,000	California State, Infrastructure and Economic Development Bank, Revenue Bonds, Refunding, Series E, 1.750% due 11/1/26	$388,000
	California State, Municipal Finance Authority, Educational Revenue, Refunding, Series A:
360,000	5.000% due 6/1/36	409,385
500,000	5.000% due 6/1/46	560,345
300,000	California State, Municipal Finance Authority, Revenue Bonds, Series A, 5.000% due 11/1/46[2]	338,181
335,000	California State, School Financing Authority, Rocketship Education Obligated Group, Revenue Bonds, Series A, 5.250% due 6/1/52[2]	358,346
250,000	California State, Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, 5.000% due 5/15/29	299,237
895,000	California State, Statewide Communities Development Authority, Student Housing Revenue, Revenue Bonds, 4.305% due 7/1/32	961,445
740,436	Federal Home Loan Mortgage Corporation Multifamily ML Certificates, Revenue Bonds, 3.400% due 1/25/36	806,853
100,000	Golden State, Tobacco Securitization Corp., CA, Tobacco Settlement, Revenue Bonds, Refunding, Series A-2, 5.000% due 6/1/47	100,999
500,000	Northern, CA, Gas Authority No. 1, Gas Project Revenue, Revenue Bonds, Series B, (3M USD LIBOR * 0.67 + 0.72%), 2.274% due 7/1/27[3]	493,455
500,000	Oroville, CA, Revenue Bonds, 5.250% due 4/1/54	582,545
500,000	River Islands, CA, Public Financing Authority, Special Tax, Series A, 5.000% due 9/1/48	556,715
1,000,000	Riverside County, Redevelopment Successor Agency, Revenue Bonds, Series B, 0.000% due 10/1/39[1]	516,260
200,000	Seal Beach, CA, Community Facilities District No. 2005-1, Special Tax, Refunding, 3.000% due 9/1/29	202,444
100,000	University of California, Medical Center Pooled Revenue, Revenue Bonds, Series C2, (NPFG Insured), 2.357% due 5/15/37[4]	97,912
		6,952,095
	Colorado — 10.3%
500,000	Amber Creek, Metropolitan District, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/47	513,690
1,000,000	Arista, CO, Metropolitan District, General Obligation Limited, Series A, 4.375% due 12/1/28	1,036,440
1,000,000	Arkansas River Power Authority, CO, Power Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/33	1,183,590
500,000	Base Village Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.750% due 12/1/46	524,945
500,000	Belleview Station, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, 5.000% due 12/1/36	520,110
500,000	Big Dry Creek, Metropolitan District, General Obligation Limited, Series A, 5.750% due 12/1/47	527,685
520,000	Bradburn, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 4.000% due 12/1/28	523,838
750,000	Buffalo Ridge, CO, Metropolitan District, General Obligation Limited, Series B, 7.375% due 12/15/47	771,780
500,000	Clear Creek Station, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/47	517,785
625,000	Colorado International Center, CO, Metropolitan District No. 14, General Obligation Limited, 5.875% due 12/1/46	679,069
See Notes to Schedules of Portfolio Investments
78

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$500,000	Colorado State, Health Facilities Authority, Hospital Revenue, Christian Living Neighborhoods Project, Revenue Bonds, Refunding, 5.000% due 1/1/31	$551,345
400,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, 5.000% due 1/1/37	435,324
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Refunding, Series A, 5.250% due 5/15/37	798,693
700,000	Colorado State, Health Facilities Authority, Hospital Revenue, Revenue Bonds, Refunding, Prerefunded 6/1/27 @ 100, 5.000% due 6/1/37	869,834
660,000	Colorado State, Health Facilities Authority, Refunding, Series A, Prerefunded 6/1/25 @ 100, 5.000% due 6/1/45	788,080
165,000	Colorado State, Health Facilities Authority, Revenue Bonds, Prerefunded 6/1/23 @ 100, 5.625% due 6/1/43	190,976
490,000	Colorado State, Housing and Finance Authority, Non Amount Non ACE SF Mortgage, Revenue Bonds, Series C, (GNMA Insured), 4.250% due 11/1/48	535,648
250,000	Denver, CO, Urban Renewal Authority, Tax Increment Revenue, Series A, 5.250% due 12/1/39[2]	264,945
500,000	Dinosaur Ridge Metropolitan District, CO, Special Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/49	502,215
150,000	E-470, CO, Public Highway Authority, Revenue Bonds, Refunding, Series B, (1M USD LIBOR * 0.67 + 1.05%), 2.568% due 9/1/39[3]	151,413
750,000	Forest Trace, CO, Metropolitan District No. 3, Limited Tax, General Obligation Unlimited, Series A, 5.000% due 12/1/46	772,568
1,000,000	Gardens on Havana, CO, Metropolitan District No. 3, Revenue Bonds, Series A, 4.625% due 12/1/27	1,052,000
945,000	Harmony Technology Park, Metropolitan District No. 2, General Obligation Limited, 4.500% due 12/1/32	964,259
500,000	Independence Metropolitan District No 3, General Obligation Limited, Series A, 6.250% due 12/1/49	516,490
500,000	Leyden Ranch, Metropolitan District, General Obligation Unlimited, Series A, 5.125% due 12/1/47	524,880
750,000	Leyden Rock, Metropolitan District No. 10, General Obligation Limited, Series A, 5.000% due 12/1/45	781,305
500,000	Midcities Metropolitan District No. 2, CO, Special Revenue, Revenue Bonds, Refunding, Series B, 7.750% due 12/15/46	506,990
271,000	Mountain Shadows, CO, Metropolitan District, General Obligation Limited, 3.250% due 12/1/20	272,699
500,000	Parkside, CO, Centre Business Improvement District, Company Special Revenue, Revenue Bonds, Series A, 6.250% due 12/1/48	509,545
500,000	Serenity Ridge, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/43	521,520
750,000	Solaris, CO, Metropolitan District No. 3, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/36	785,647
	Southglenn, CO, Metropolitan District, Special Revenue, General Obligation Limited, Refunding:
500,000	3.000% due 12/1/21	500,125
750,000	5.000% due 12/1/30	792,547
	Southlands, CO, Metropolitan District No. 1, General Obligation Unlimited, Series A-2:
215,000	3.500% due 12/1/27	222,512
325,000	5.000% due 12/1/47	357,481
500,000	Tallyns Reach, CO, Metropolitan District No. 3, General Obligation Limited, Series A, 6.750% due 11/1/38	508,720
500,000	Westcreek Metropolitan District No 2, General Obligation Limited, Series A, 5.375% due 12/1/48	509,880
		21,986,573
See Notes to Schedules of Portfolio Investments
79

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Connecticut — 1.1%
$425,000	Connecticut State Health & Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[2]	$448,821
750,000	Hamden, CT, Facilities Revenue Bonds, Series A, 7.750% due 1/1/43	760,215
250,000	Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Tax Allocation, Refunding, 5.000% due 4/1/30[2]	287,690
800,000	Mohegan Tribe of Indians, CT, Gaming Authority, Revenue Bonds, Series A, 5.500% due 8/1/26[2]	852,064
		2,348,790
	District Of Columbia — 1.0%
225,000	District of Columbia, KIPP DC Obligated Group, Revenue Bonds, Series A, 5.000% due 7/1/27	269,271
5,415,000	District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 0.000% due 6/15/46[1]	913,619
2,000,000	Metropolitan Washington, DC, Airports Authority Dulles Toll Road Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 10/1/40[1]	980,060
		2,162,950
	Florida — 5.5%
	Atlantic, FL, Beach Floating Healthcare Facilities, Revenue Bonds, Series A:
505,000	5.000% due 11/15/33	584,871
250,000	5.000% due 11/15/53	280,473
250,000	Capital Trust Agency, FL, Educational Facilities Revenue, Advantage Academy of Hillsborough Projects, Revenue Bonds, Series A, 4.000% due 12/15/24	266,138
160,000	Capital Trust Agency, FL, Educational Facilities Revenue, Viera Charter School, Inc. Project, Revenue Bonds, Series A, 5.000% due 10/15/37[2]	170,509
150,000	Collier County, FL, Health Facilities Authority, Residential Care Facility Revenue, Refunding, Series A, 3.000% due 5/1/20	152,034
200,000	Florida Development Finance Corp., Healthcare Facilities Revenue, University of Florida Health Project, Series A, 6.000% due 2/1/33	222,274
200,000	Florida State Higher Educational Facilities Financial Authority, Jacksonville University Project, Revenue Bonds, Series A-1, 5.000% due 6/1/48[2]	217,694
1,375,000	Florida State Housing Finance Corp., Revenue Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.000% due 7/1/49	1,496,137
250,000	Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Revenue Bonds, Series B, 5.000% due 6/1/53[2]	269,783
300,000	Lakewood Ranch, FL, Stewardship District, Special Assessment Revenue, 5.375% due 5/1/47	323,496
325,000	Lee County, FL, Industrial Development Authority, Shell Point/Waterside Health Project, Revenue Bonds, 5.000% due 11/15/39	378,830
500,000	Miami, FL, World Center Community Development District, Special Assessment, 5.125% due 11/1/39	540,230
1,250,000	North Broward, FL, Hospital District, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/48	1,401,087
	Orange County, FL, Health Facilities Authority Revenue:
150,000	4.000% due 8/1/19	150,000
750,000	5.000% due 8/1/40	833,730
1,000,000	Orange County, FL, Health Facilities Authority, Revenue Bonds, Refunding, 5.000% due 8/1/41	1,101,900
See Notes to Schedules of Portfolio Investments
80

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
	Palm Beach County, FL, Health Facilities Authority, Lifespace Communities, Revenue Bonds, Refunding, Series C:
$295,000	5.000% due 5/15/20	$301,791
55,000	5.000% due 5/15/25	62,693
200,000	Pompano Beach, FL, John Knox Project, Revenue Bonds, 4.000% due 9/1/19	200,418
550,000	Sarasota County, FL, Health Facilities Authority, Retirement Facilities Revenue, Revenue Bonds, Series A, 5.000% due 1/1/37	605,742
	Southeast Overtown Park West Community Redevelopment Agency, FL, Series A-1:
325,000	5.000% due 3/1/20[2]	331,815
500,000	5.000% due 3/1/30[2]	561,500
180,000	Town Center at Palm Coast, FL, Community Development District, Special Assessment, 6.000% due 5/1/36	180,743
	Winter Garden Village at Fowler Groves, FL, Community Development District, Special Assessment, Refunding:
500,000	3.750% due 5/1/31	505,035
500,000	4.125% due 5/1/37	505,410
		11,644,333
	Georgia — 0.4%
500,000	DeKalb County, GA, Hospital Authority, DeKalb Medical Center, Inc. Project, Revenue Bonds, Prerefunded 9/1/20 @ 100, 6.000% due 9/1/30	524,850
340,000	Macon-Bibb County, GA, Urban Development Authority, Revenue Bonds, 5.750% due 6/15/37[2]	354,827
		879,677
	Idaho — 0.6%
500,000	Idaho Health Facilities Authority, Revenue Bonds, Series A, 4.750% due 7/1/44[2]	531,555
250,000	Idaho State, Health Facilities Authority Revenue, Kootenai Health Project, Revenue Bonds, Series A, 4.375% due 7/1/34[2]	266,368
365,000	Idaho State, Housing and Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Series A, 6.000% due 7/1/39[2]	421,637
		1,219,560
	Illinois — 15.2%
250,000	Bolingbrook, IL, Special Service Area No 1, Special Tax, Refunding, 5.250% due 3/1/41	258,715
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A:
750,000	5.000% due 12/1/41	774,495
400,000	7.000% due 12/1/46[2]	498,920
	Chicago, IL, Board of Education, General Obligation Unlimited, Series A, (NPFG Insured):
140,000	5.250% due 12/1/19	141,579
400,000	0.000% due 12/1/25[1]	337,992
600,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B, 7.000% due 12/1/42[2]	750,576
	Chicago, IL, Board of Education, General Obligation Unlimited, Series B-1 (NPFG Insured):
350,000	0.000% due 12/1/19[1]	347,347
150,000	0.000% due 12/1/20[1]	145,424
1,030,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series B1, (NPFG Insured), 0.000% due 12/1/31[1]	690,821
640,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series C, 5.250% due 12/1/39	687,878
500,000	Chicago, IL, Board of Education, General Obligation Unlimited, Series H, 5.000% due 12/1/46	543,500
See Notes to Schedules of Portfolio Investments
81

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$600,000	Chicago, IL, General Obligation Unlimited, (NPFG Insured), 0.000% due 1/1/31[1]	$416,736
	Chicago, IL, General Obligation Unlimited, Refunding, Series A:
250,000	5.750% due 1/1/33	292,527
1,000,000	6.000% due 1/1/38	1,170,650
250,000	Chicago, IL, General Obligation Unlimited, Refunding, Series C, 5.000% due 1/1/24	272,670
	Chicago, IL, General Obligation Unlimited, Series C:
410,000	0.000% due 1/1/31[1]	271,658
105,000	5.000% due 1/1/34	105,263
250,000	Chicago, IL, Transitional Authority, Sales Tax Receipts Revenue Bonds, 5.000% due 12/1/51	278,630
305,000	Chicago, IL, Wastewater Transmission Revenue, Revenue Bonds, Refunding, (NPFG Insured), 5.500% due 1/1/30	379,871
200,000	Chicago, IL, Waterworks Revenue, Revenue Bonds, 5.000% due 11/1/24	220,510
500,000	Cook County, IL, Community College District No. 508, General Obligation Unlimited, 5.250% due 12/1/43	526,065
400,000	Illinois State Finance Authority, Christian Homes, Inc., Revenue Bonds, 5.000% due 5/15/36	427,960
150,000	Illinois State Finance Authority, Presbyterian Homes, Revenue Bonds, Series B, (1M USD LIBOR * 0.70 + 1.35%), 3.032% due 5/1/36[3]	150,447
350,000	Illinois State Finance Authority, Revenue Bonds, 4.000% due 7/1/35	382,354
255,000	Illinois State Finance Authority, Revenue Bonds, Refunding, 3.000% due 5/15/20	256,000
150,000	Illinois State Finance Authority, Revenue Bonds, Refunding, Lifespace Communities Project, Series A, 5.000% due 5/15/22	161,412
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 7/1/35	346,224
250,000	5.000% due 8/15/37	282,745
	Illinois State Finance Authority, Revenue Bonds, Refunding, Series C:
1,000,000	5.000% due 2/15/31	1,213,580
1,000,000	4.125% due 8/15/37	1,041,660
135,000	Illinois State Finance Authority, Revenue Bonds, Series B, Prerefunded 8/15/19 @ 100, 5.750% due 8/15/30	135,223
500,000	Illinois State Finance Authority, Silver Cross Hospital & Medical Center, Revenue Bonds, Series C, 5.000% due 8/15/44	556,365
	Illinois State Finance Authority, Student Housing Revenue, Dekalb II Northern Illinois, Revenue Bonds:
395,000	5.750% due 10/1/21	415,200
250,000	6.875% due 10/1/43	265,697
500,000	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, 6.000% due 10/1/24	528,375
	Illinois State Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, Series A:
250,000	5.000% due 7/1/35	254,210
500,000	5.000% due 7/1/47	503,540
500,000	Illinois State Finance Authority, Swedish Covenant Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/34	570,810
495,000	Illinois State Housing Development Authority, Revenue Bonds, Refunding, Series A, 4.250% due 10/1/49	546,010
725,000	Illinois State Housing Development Authority, Revenue Bonds, Refunding, Series C, 3.500% due 8/1/46	767,876
475,000	Illinois State Sports Facilities Authority, Revenue Bonds, Refunding, 5.000% due 6/15/24	519,398
See Notes to Schedules of Portfolio Investments
82

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
	Illinois State Sports Facilities Authority, State Tax Supported, Capital Apprec, Revenue Bonds, (AMBAC Insured):
$500,000	0.000% due 6/15/23[1]	$450,235
415,000	0.000% due 6/15/26[1]	337,246
500,000	Illinois State University, Revenue Bonds, (AGMC Insured), 5.000% due 4/1/24	566,710
320,000	Illinois State, Finance Authority, Charter School Revenue, Refunding and Improvement, Chicago International Charter School Project, Revenue Bonds, 5.000% due 12/1/47	352,253
	Illinois State, General Obligation Unlimited:
500,000	5.000% due 1/1/30	555,195
1,000,000	5.000% due 2/1/39	1,060,560
200,000	5.000% due 1/1/41	215,608
500,000	Illinois State, General Obligation Unlimited, Series A, 5.000% due 5/1/20	511,395
850,000	Illinois State, General Obligation Unlimited, Series B, 5.000% due 11/1/19	856,239
1,250,000	Illinois State, General Obligation Unlimited, Series C, 5.000% due 11/1/29	1,403,837
1,000,000	Illinois State, General Obligation Unlimited, Series D, 5.000% due 11/1/28	1,129,640
200,000	Illinois State, Toll Highway Authority, Revenue Bonds, Refunding, Series A, 4.500% due 12/1/20	208,574
250,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding (BAM, NPFG Insured), 0.000% due 6/15/28[1]	201,063
1,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 6/15/36[1]	563,620
500,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 6/15/27[1]	412,920
2,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds, Series A, (AGMC Insured MBIA), 0.000% due 12/15/29[1]	1,516,740
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Series B, 5.000% due 12/15/40	544,960
250,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series A, (NPFG Insured), 0.000% due 4/1/22[1]	235,175
500,000	Southern Illinois State University, Housing & Auxiliary Facilities System, Revenue Bonds, Series B1, 5.000% due 4/1/22	528,160
1,000,000	University of Illinois, Auxiliary Facilities, Revenue Bonds, Series A, (AGMC Insured), 4.000% due 4/1/36	1,088,410
500,000	Volo Village, IL, Special Service Area No. 3 & 6, Special Tax, Symphony Meadows/Lancaster Falls Project, (AGMC Insured), 2.875% due 3/1/25	517,860
497,000	Yorkville, IL, United City Special Service, Special Tax, (AGMC Insured), 3.000% due 3/1/25	518,267
250,000	Yorkville, IL, United City Special Service, Special Tax, Refunding, (AGMC Insured), 4.000% due 3/1/36	261,857
		32,473,437
	Indiana — 1.3%
	Indiana Finance Authority, Midwestern Disaster Relief Revenue, Revenue Bonds, Ohio Valley Electric Corp. Project, Series A:
750,000	5.000% due 6/1/32	776,753
300,000	5.000% due 6/1/39	310,740
See Notes to Schedules of Portfolio Investments
83

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Indiana — (Continued)
	Indiana State Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A:
$95,000	5.750% due 11/15/28	$103,789
195,000	6.500% due 11/15/33	216,198
600,000	Indiana State Finance Authority, Revenue Bonds, 5.000% due 11/15/38	682,284
	Knox County, IN, Economic Development Authority, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 4/1/23	319,647
350,000	5.000% due 4/1/28	369,989
		2,779,400
	Iowa — 1.5%
150,000	Iowa State, Finance Authority, Midwestern Disaster Area Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, 5.250% due 12/1/25	163,095
145,000	Iowa State, Finance Authority, Midwestern Disaster Area Revenue, Lowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, 5.000% due 12/1/19	146,256
525,000	Iowa State, Finance Authority, Midwestern Disaster Relief Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, Series A, 5.250% due 12/1/50[5]	559,902
750,000	Iowa State, Finance Authority, Midwestern Disaster Relief Revenue, Iowa Fertilizer Co. LLC Project, Revenue Bonds, Refunding, Series B, 5.250% due 12/1/50[5]	810,795
250,000	Iowa State, Finance Authority, Senior Housing Revenue, Revenue Bonds, Series A, 5.000% due 3/1/33	273,592
	Tobacco Settlement Authority, IA, Revenue Bonds, Series C:
690,000	5.375% due 6/1/38	690,028
500,000	5.625% due 6/1/46	500,005
		3,143,673
	Kansas — 0.2%
140,000	Wichita, KS, Sales Tax, Special Obligation Revenue, Revenue Bonds, Refunding, 3.000% due 9/1/23	142,061
150,000	Wyandotte County, Kansas City Unified Government, Revenue Bonds, 5.000% due 12/1/34	154,585
70,000	Wyandotte County, KS, Kansas City Unified Government, Wyandotte Plaza Project, Revenue Bonds, 4.000% due 12/1/28	71,857
		368,503
	Kentucky — 0.8%
305,000	Ashland, KY, Medical Center Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/32	313,183
785,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Revenue Bonds, Series B, 0.000% due 7/1/21[1]	745,444
100,000	Kentucky Public Transportation Infrastructure Authority, Toll Revenue, Downtown Crossing Project, Series A, 6.000% due 7/1/53	112,216
250,000	Kentucky, KY, Economic Development Finance Authority, Healthcare Revenue, Revenue Bonds, Refunding, 5.750% due 11/15/45	266,645
170,000	Louisville & Jefferson County, KY, Metropolitan Government Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	202,286
		1,639,774
See Notes to Schedules of Portfolio Investments
84

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Louisiana — 0.6%
$250,000	Calcasieu Parish, LA, Memorial Hospital Service District Hospital Revenue, Lake Charles Memorial Hospital Project, Revenue Bonds, Refunding, 5.000% due 12/1/34[6]	$296,348
895,000	Juban Crossing Economic Development District, LA, Revenue Bonds, Refunding, Series C, 7.000% due 9/15/44[2]	916,292
		1,212,640
	Maine — 0.2%
440,000	Maine Health & Higher Educational Facilities Authority, Revenue Bonds, 5.000% due 7/1/43	471,544
	Maryland — 1.6%
1,125,000	Baltimore, MD, Special Obligation, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/38	1,225,496
250,000	Howard County, MD, Special Obligation, Revenue Bonds, Series A, 4.125% due 2/15/34[2]	261,285
425,000	Maryland State, Community Development Administration, Department Housing & Community Development, Revenue Bonds, Refunding, Series A, 4.500% due 9/1/48	471,406
100,000	Maryland State, Economic Development Corp., Special Obligation, Metro Centre Owings Mills Project, Tax Allocation, 3.750% due 7/1/27	103,269
250,000	Maryland State, Economic Development Corp., Special Obligation, Tax Allocation, 4.500% due 7/1/44	259,242
500,000	Prince George’s County, MD, Revenue Authority, Suitland-Naylor Road Project, 5.000% due 7/1/46[2]	528,670
500,000	Prince George’s County, MD, Special Obligation, PGC Hampton Park Project, Revenue Bonds, Series A, 4.375% due 7/1/48[2]	512,415
		3,361,783
	Michigan — 2.4%
385,000	Dearborn, MI, Economic Development Corp., Revenue Bonds, 7.500% due 11/15/44[2]	375,159
250,000	Detroit, MI, General Obligation Unlimited, 5.000% due 4/1/34	277,215
280,000	Flint, MI, Hospital Building Authority Rental, Revenue Bonds, Series A, 5.250% due 7/1/39	295,492
600,000	Grand Rapids, MI, Economic Development Corp., Beacon Hill Eastgate Project, Revenue Bonds, Refunding, Series A, 5.000% due 11/1/37	643,938
	Kentwood, MI, Economic Development Corp., Revenue Bonds, Refunding:
50,000	4.500% due 11/15/21	52,561
25,000	4.750% due 11/15/22	26,643
250,000	5.000% due 11/15/37	280,577
250,000	5.625% due 11/15/41	266,300
2,395,000	Michigan State Housing Development Authority, Safe Mortgage Revenue, Revenue Bonds, Series C, 4.250% due 6/1/49	2,625,543
200,000	Michigan State Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, Series CC, 1.450% due 9/1/30	199,554
		5,042,982
	Minnesota — 0.1%
240,000	St. Paul, MN, Housing & Redevelopment Authority, Charter School Lease Revenue, Revenue Bonds, Series A, 5.500% due 7/1/38[2]	258,470
See Notes to Schedules of Portfolio Investments
85

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Missouri — 1.4%
$450,000	Cape Girardeau County, MO, Industrial Development Authority, Southeast Health, Revenue Bonds, Series A, 6.000% due 3/1/33	$516,555
150,000	Lees Summit, MO, Special Obligation Tax Increment, Tax Allocation, Refunding, 3.500% due 11/1/23[2]	150,908
500,000	Maryland Heights, MO, Industrial Development Authority, State Louis Community ICE Center Project, Revenue Bonds, Series A, 4.375% due 3/15/30	529,070
100,000	Missouri State Health & Educational Facilities Authority, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	111,766
125,000	Missouri State Health & Educational Facilities Authority, Revenue Bonds, 5.000% due 2/1/26	139,046
	Missouri State Health & Educational Facilities Authority, Revenue Bonds, Series A:
100,000	5.000% due 2/1/28	115,026
250,000	5.000% due 2/1/42	277,937
355,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Refunding, 5.000% due 9/1/32	404,512
500,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Series A, 5.250% due 9/1/53	559,980
150,000	St. Louis County, MO, Industrial Development Authority, Senior Living Revenue, Revenue Bonds, Refunding, 5.000% due 9/1/48	165,825
		2,970,625
	Nebraska — 0.1%
300,000	Nebraska State, Investment Finance Authority, Safe Housing Revenue, Revenue Bonds, Series C, 4.000% due 9/1/48	325,770
	Nevada — 1.0%
500,000	Clark County, NV, Pollution Control Revenue, Revenue Bonds, Refunding, Series A, 1.875% due 6/1/31[4]	500,730
335,000	Department of Business & Industry, NV, Revenue Bonds, Series A, 5.000% due 7/15/27[2]	370,694
	Las Vegas, NV, Sales Tax Increment Revenue:
100,000	2.750% due 6/15/21[2]	99,890
385,000	3.500% due 6/15/25[2]	379,760
500,000	Nevada State, Department of Business and Industry, Revenue Bonds, Series A, 5.000% due 12/15/48[2]	527,845
250,000	North Las Vegas, NV, Local Improvement, Special Assessment, 4.625% due 6/1/49	259,488
		2,138,407
	New Jersey — 8.7%
250,000	Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, (AGMC Insured), 5.000% due 11/1/24	288,018
500,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series K, (AMBAC Insured), 5.500% due 12/15/19	507,345
1,085,000	New Jersey State Economic Development Authority Revenue, Refunding, School Facilities Construction, Revenue Bonds, Series NN, 5.000% due 3/1/24	1,203,373
1,000,000	New Jersey State Economic Development Authority Revenue, Revenue Bonds, Refunding, (AGMC Insured), 5.000% due 6/1/29	1,209,430
175,000	New Jersey State Economic Development Authority School Revenue, Beloved Community Chart School, Inc. Project, Revenue Bonds, Series A, 5.000% due 6/15/49[2]	186,604
See Notes to Schedules of Portfolio Investments
86

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$345,000	New Jersey State Economic Development Authority School Revenue, Foundation Academy Charter School Project, Revenue Bonds, Series A, 5.000% due 7/1/38	$388,315
500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series I, (SIFMA MUNI SWAP INDEX + 1.60%), 3.000% due 3/1/28[3]	503,785
2,500,000	New Jersey State Economic Development Authority, Revenue Bonds, Refunding, Series XX, 5.000% due 6/15/25	2,905,500
	New Jersey State Economic Development Authority, Revenue Bonds, Series A:
250,000	5.000% due 1/1/24	276,290
600,000	5.000% due 7/1/32	677,946
1,000,000	New Jersey State Housing and Mortgage Finance Agency, Revenue Bonds, Refunding, Series C, 4.750% due 10/1/50	1,121,640
250,000	New Jersey State Transportation Trust Fund Authority, Refunding, FED Highway Reimbursement, Revenue Bonds, Series A, 5.000% due 6/15/23	281,985
	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A:
875,000	5.000% due 12/15/19	886,252
1,000,000	0.000% due 12/15/35[1]	583,770
1,300,000	0.000% due 12/15/39[1]	636,974
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series A, (BAM Insured), 0.000% due 12/15/27[1]	820,020
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series B, (NPFG Insured), 5.500% due 12/15/21	1,092,660
1,195,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series B-4, 5.250% due 12/15/19	1,211,467
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AGMC Insured), 0.000% due 12/15/34[1]	629,210
500,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (AMBAC Insured), 0.000% due 12/15/35[1]	296,625
1,000,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series C, (NPFG Insured), 0.000% due 12/15/31[1]	696,310
95,000	New Jersey State, Economic Development Authority, Revenue Bonds, Series A, Prerefunded 6/1/20 @ 100, 5.000% due 6/1/21	98,086
	South Jersey, NJ, Transportation Authority LLC, Revenue Bonds, Refunding, Series A:
200,000	5.000% due 11/1/26	230,804
750,000	5.000% due 11/1/32	848,325
250,000	5.000% due 11/1/33	282,165
500,000	Tobacco Settlement Financing Corp., NJ, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/29	606,645
		18,469,544
	New Mexico — 0.3%
650,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series A, (GNMA/FNMA/FHLMC Insured), 4.250% due 1/1/50	717,938
	New York — 1.4%
500,000	Glen Cove, NY, Local Economic Assistance Corp., Revenue Bonds, Series C, 0.000% due 1/1/55[1]	460,305
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series E, 3.500% due 2/15/48	520,005
500,000	New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Series F, 4.500% due 2/15/48	529,740
700,000	New York State, Dormitory Authority Revenue, Non State Supported Debt, Refunding, 5.000% due 12/1/32[2]	825,153
See Notes to Schedules of Portfolio Investments
87

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New York — (Continued)
$720,000	New York State, Mortgage Agency, Homeowner Mortgage, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	$761,292
		3,096,495
	North Carolina — 0.5%
500,000	North Carolina State Medical Care Commission, Revenue Bonds, 5.000% due 10/1/20	516,745
500,000	North Carolina State, Medical Care Commission, Retirement Facilities Revenue, Revenue Bonds, Series B, 5.000% due 4/1/47	533,715
		1,050,460
	Ohio — 5.1%
450,000	American Municipal Power, Inc., OH, Combination Hydroelectric Project, Revenue Bonds, Series A, 2.250% due 2/15/48[4]	455,450
2,000,000	American Municipal Power, Inc., OH, Revenue Bonds, Refunding, Series A, 2.300% due 2/15/38[4]	2,036,960
	Buckeye Tobacco Settlement Financing Authority, OH, Revenue Bonds, Series A-2:
1,000,000	6.500% due 6/1/47	1,008,090
750,000	5.875% due 6/1/47	735,825
600,000	Centerville, OH, Healthcare Revenue, Refunding, 5.250% due 11/1/50	650,016
1,045,000	Cuyahoga County, OH, Hospital Revenue, Refunding, 5.500% due 2/15/52	1,207,508
250,000	Franklin County, OH, Health Care Facilities Revenue, Revenue Bonds, Series A, 5.625% due 7/1/26	259,050
815,000	Licking County, OH, Health Care Facilities Authority Revenue, Refunding, Series A, 6.000% due 7/1/50	843,598
1,000,000	Lucas County, OH, Hospital Revenue, Promedica Healthcare Obligated Group, Revenue Bonds, Refunding, Series A, 5.250% due 11/15/48	1,183,500
500,000	Ohio State, Air Quality Development Authority, Pollution Control, Revenue Bonds, Refunding, Series C, 5.625% due 6/1/49[7]	510,000
390,000	Ohio State, Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp. Project, Series E, 5.625% due 10/1/19	391,470
	Southeastern Ohio Port Authority Hospital Facilities, Revenue Bonds:
690,000	5.000% due 12/1/19	695,610
300,000	5.750% due 12/1/32	326,109
500,000	6.000% due 12/1/42	535,870
		10,839,056
	Oklahoma — 0.1%
105,000	Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise Revenue, Series A, 8.500% due 8/25/26[2]	117,323
	Pennsylvania — 5.0%
500,000	Allentown , PA, Commercial & Industrial Development Authority, Revenue Bonds, Series A, 6.250% due 7/1/47[2]	507,550
125,000	Chester County, PA, Industrial Development Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/15/51	136,130
500,000	Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Greystone Project, Revenue Bonds, 5.000% due 3/1/38[2]	528,185
	Crawford County, PA, Hospital Authority, Revenue Bonds, Refunding, Series A:
400,000	6.000% due 6/1/36	462,208
250,000	6.000% due 6/1/46	285,600
1,000,000	Doylestown, PA, Hospital Authority, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/41	1,099,320
See Notes to Schedules of Portfolio Investments
88

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$175,000	East Hempfield Township, PA, Industrial Development Authority, Revenue Bonds, Refunding, 5.000% due 12/1/26	$207,814
200,000	Franklin County, PA, Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds, Refunding, 5.000% due 12/1/43	219,182
445,000	Montgomery County, PA, Higher Education & Health Authority, Revenue Bonds, Refunding, 5.000% due 12/1/47	483,964
	Montgomery County, PA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Refunding, Series A:
420,000	5.250% due 1/15/27	486,738
250,000	5.250% due 1/15/46	278,642
	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding:
105,000	5.000% due 11/15/23	115,054
500,000	5.000% due 11/15/36	578,855
100,000	5.000% due 12/1/46	109,963
100,000	Montgomery County, PA, Industrial Development Authority, Waverly Heights, Ltd. Project, Revenue Bonds, Refunding, 5.000% due 12/1/44	114,303
530,000	Pennsylvania State, Higher Educational Facilities Authority Revenue, Revenue Bonds, Prerefunded 10/1/21 @ 100, 6.000% due 10/1/31	584,410
650,000	Pennsylvania State, Higher Educational Facilities Authority, Revenue Bonds, Prerefunded 7/1/20 @ 100, 6.000% due 7/1/43	678,145
500,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, 5.000% due 7/1/31	510,940
545,000	Pennsylvania State, Higher Educational Facilities Authority, Student Housing Revenue, Refunding, Series A, 5.000% due 7/1/25	625,922
2,225,000	Pennsylvania State, Housing Finance Agency, Revenue Bonds, (GNMA/FNMA/FHLMC Insured), 2.450% due 7/1/22	2,258,063
	Philadelphia, PA, Authority for Industrial Development, Senior Living Revenue, Revenue Bonds, Refunding, Series A:
200,000	5.000% due 7/1/31	221,596
100,000	5.000% due 7/1/32	110,215
150,000	Washington County, PA, Redevelopment Authority Revenue, Tax Allocation, Refunding, 5.000% due 7/1/28	158,657
		10,761,456
	Puerto Rico — 6.0%
	Cofina Class 2 Trust, Revenue Bonds:
1,582,352	0.000% due 8/1/47[1]	416,206
2,438,653	0.000% due 8/1/54[1]	459,028
	Cofina, PR, Series 2007A Senior, National Custodian Trust, Taxable Trust Unit, Revenue Bonds:
76,023	Cofina, PR, Series 2007A Senior, National Custodian Trust, Taxable Trust Unit, Revenue Bonds, 0.000% due 8/1/43[1]	177,644
69,899	Cofina, PR, Series 2007A Senior, National Custodian Trust, Taxable Trust Unit, Revenue Bonds, 0.000% due 8/1/44[1]	163,328
13,849	Cofina, PR, Series 2007A Senior, National Custodian Trust, Taxable Trust Unit, Revenue Bonds, 0.000% due 8/1/46[1]	32,361
35,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, (AGMC Insured), 4.500% due 7/1/23	35,110
260,000	Commonwealth of Puerto Rico, General Obligation Unlimited, Refunding, Series A, (NPFG Insured), 5.500% due 7/1/20	264,581
1,370,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Series A, 5.250% due 7/1/42	1,383,700
350,000	Puerto Rico Commonwealth, General Obligation Unlimited, Refunding, Series A, (AGC-ICC Insured), 5.500% due 7/1/29	391,223
275,000	Puerto Rico Commonwealth, General Obligation Unlimited, Refunding, Series A, (AGMC Insured), 5.000% due 7/1/35	286,325
See Notes to Schedules of Portfolio Investments
89

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
$500,000	Puerto Rico Electric Power Authority, Power Revenue, Revenue Bonds, Series XX, 5.250% due 7/1/40	$380,000
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/27	25,685
610,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series DDD, (AGMC Insured), 3.625% due 7/1/23	610,098
60,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	61,444
230,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU (AGMC Insured), 5.000% due 7/1/20	233,022
500,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU, (AGMC Insured), (3M USD LIBOR * 0.67 + 0.52%), 2.074% due 7/1/29[3]	493,750
300,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured), 4.750% due 7/1/33	299,991
505,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series RR, (AGC Insured), 5.000% due 7/1/28	518,776
750,000	Puerto Rico Highway and Transportation Authority, Revenue Bonds, Refunding, Series N, (AMBAC Insured), 3.116% due 7/1/28[4]	690,000
800,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Auxilio Muto, Revenue Bonds, Series A, 6.000% due 7/1/33	839,424
250,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, 5.000% due 10/1/31	261,378
430,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, (NPFG Insured), 4.500% due 10/1/29	430,615
100,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Refunding, ANA G Mendez University Project, Revenue Bonds, 5.500% due 12/1/31	99,784
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, 5.000% due 3/1/36	494,225
500,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, Revenue Bonds, Refunding, 5.000% due 10/1/20	510,635
540,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue,Revenue Bonds, Series A (AMBAC Insured), 0.000% due 7/1/37[1]	205,378
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A-1:
8,000	0.000% due 7/1/24[1]	6,852
15,000	0.000% due 7/1/27[1]	11,516
14,000	0.000% due 7/1/29[1]	9,841
18,000	0.000% due 7/1/31[1]	11,318
21,000	0.000% due 7/1/33[1]	11,780
2,000,000	5.000% due 7/1/58	1,999,900
500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds, Series A-2, 5.000% due 7/1/58	479,375
50,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, 5.000% due 6/1/20	49,875
185,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	187,005
See Notes to Schedules of Portfolio Investments
90

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
	University of Puerto Rico, Revenue Bonds, Series Q:
$100,000	5.000% due 6/1/25	$98,750
150,000	5.000% due 6/1/36	144,000
		12,773,923
	Rhode Island — 1.4%
	Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding, Series B:
900,000	5.000% due 9/1/31	1,026,162
750,000	5.000% due 9/1/36	842,595
620,000	Rhode Island State, Housing and Mortgage Finance Corp., Revenue Bonds, Series 69-B, (GNMA/FNMA/FHLMC Insured), 4.000% due 10/1/48	674,665
4,000,000	Tobacco Settlement Financing Corp., RI, Revenue Bonds, Series A, 0.000% due 6/1/52[1]	449,520
		2,992,942
	South Carolina — 2.0%
1,786,324	Connector 2000 Association, Inc., Revenue Bonds, Series A-1, 0.000% due 1/1/42[1]	389,883
500,000	Connector 2000 Association, Inc., SC, Toll Road Revenue, Series A-1, 0.000% due 1/1/32[1]	228,220
390,000	South Carolina State, Housing Finance & Development Authority, Revenue Bonds, (GNMA / FNMA / FHLMC / FHA Insured), 4.000% due 7/1/36	417,078
	South Carolina State, Jobs-Economic Development Authority, Health Facilities Revenue, Revenue Bonds, Refunding:
410,000	5.000% due 10/1/36[2]	430,606
1,090,000	5.000% due 10/1/41[2]	1,139,976
800,000	South Carolina State, Jobs-Economic Development Authority, Residential Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 4/1/47	863,952
200,000	South Carolina State, Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/33	235,450
	South Carolina State, Public Service Authority, Revenue Bonds, Refunding, Series B:
500,000	5.000% due 12/1/37	587,340
75,000	2.250% due 12/1/51	71,428
5,000	South Carolina State, Public Service Authority, Revenue Bonds, Series E, 5.250% due 12/1/55	5,743
		4,369,676
	Texas — 7.5%
645,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Series A, 5.000% due 12/1/51	714,963
455,000	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Uplift Education, Series A, 2.750% due 12/1/26	461,520
250,000	Brazoria County, TX, Health Facilities Development Corp., Revenue Bonds, Prerefunded 7/1/22 @ 100, 5.250% due 7/1/32	277,915
360,000	Fort Bend County, TX, Industrial Development Corp., NRG Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	374,353
250,000	Gregg County, TX, Health Facilities Development Corp., Revenue Bonds, Series C, Prerefunded 7/1/22 @ 100, 5.000% due 7/1/32	276,893
2,500,000	Gulf Coast, TX, Industrial Development Authority, Exxon Mobil Project, Revenue Bonds, 1.450% due 11/1/41[8]	2,500,000
1,510,000	Harris County, TX, Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	1,636,432
See Notes to Schedules of Portfolio Investments
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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$150,000	Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 1/1/43	$157,325
505,000	Harrison County, TX, Health Facilities Development Corp., Good Shepard Health System, Revenue Bonds, Prerefunded 7/1/20 @ 100, 5.250% due 7/1/28	523,432
2,500,000	Lower Neches Valley, TX, Authority Industrial Development Corp., Exxon Capital Ventures, Inc., Revenue Bonds, 1.460% due 11/1/38[4]	2,500,000
500,000	Mission, TX, Economic Development Corp., Solid Waste Disposal Revenue, Revenue Bonds, Series A, 1.480% due 1/1/20[4]	500,155
250,000	New Hope Cultural Education Facilities Corp., TX, Housing Revenue, Tarleton State University Project, Revenue Bonds, Series A, 5.000% due 4/1/47	266,590
	New Hope Cultural Education Facilities Corp., TX, Revenue Bonds, Series A:
500,000	5.000% due 4/1/29	544,335
600,000	5.000% due 4/1/30	660,744
950,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/36	1,024,879
200,000	New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facilities Revenue, Revenue Bonds, Series A, 5.500% due 11/15/46	211,910
500,000	New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue Bonds, Series A, 5.000% due 4/1/42	516,025
	Newark Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds:
300,000	5.000% due 6/15/33	311,424
500,000	5.000% due 6/15/38	516,005
230,000	Newark Higher Education Finance Corp., TX, Education Revenue, Revenue Bonds, Series A, 5.000% due 6/15/37	237,615
	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Revenue Bonds, Refunding:
150,000	5.000% due 11/15/35	150,551
500,000	5.000% due 5/15/45	539,615
400,000	5.250% due 11/15/47	409,200
200,000	Texas State, Department of Housing and Community Affairs, Revenue Bonds, Series A, (GNMA Insured), 4.750% due 3/1/49	222,716
350,000	Wood County, TX, Central Hospital District, East Texas Medical Center, Revenue Bonds, Prerefunded 11/1/21 @ 100, 6.000% due 11/1/41	384,829
		15,919,426
	Utah — 0.2%
500,000	Hideout Local District No. 1, UT, Special Assessment, 6.750% due 8/1/37[2]	511,455
	Virginia — 2.5%
750,000	Farmville, VA, Industrial Development Authority Facilities, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/38	858,307
500,000	Hanover County, VA, Economic Development Authority, Care Facilities Revenue, Refunding, Covenant Woods, Revenue Bonds, 5.000% due 7/1/38	544,315
295,000	Henrico County, VA, Economic Development Authority Health Care Facilities Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/37	331,256
500,000	Henrico County, VA, Economic Development Authority, Residencial Care Facility Revenue, Revenue Bonds, Series A, 5.000% due 6/1/39	557,120
See Notes to Schedules of Portfolio Investments
92

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Virginia — (Continued)
$500,000	Newport News, VA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[2]	$548,600
1,000,000	Newport News, VA, Industrial Development Authority, System Revenue, Revenue Bonds, 5.330% due 7/1/45[2]	1,088,130
750,000	Norfolk, VA, Redevelopment and Housing Authority, Revenue Bonds, Series A, 5.250% due 1/1/54	812,430
500,000	Virginia State, Small Business Financing Authority, Residential Care Facility Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 6/1/42	541,475
		5,281,633
	Washington — 1.1%
200,000	Kalispel Tribe of Indians Priority District, WA, Revenue Bonds, Series B, 5.250% due 1/1/38[2]	220,862
100,000	Skagit County, WA, Public Hospital District No.1, Refunding, Series A, 5.000% due 12/1/19	101,097
1,000,000	Washington State, Health Care Facilities Authority, Revenue Bonds, 5.000% due 12/1/36	1,117,390
235,000	Washington State, Housing Finance Commission, Refunding, Hearthstone Project, Revenue Bonds, Series B, 3.125% due 7/1/23[2]	235,073
325,000	Washington State, Housing Finance Commission, Refunding, Judson Park Project, Revenue Bonds, 5.000% due 7/1/38[2]	352,843
375,000	Washington State, Housing Finance Commission, Revenue Bonds, Series A, 7.000% due 7/1/45[2]	401,876
		2,429,141
	West Virginia — 0.1%
250,000	West Virginia State, Hospital Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/43	290,933
	Wisconsin — 3.9%
500,000	Public Finance Authority, WI, Charter School Revenue, Revenue Bonds, Series A, 5.375% due 7/15/47[2]	545,005
1,000,000	Public Finance Authority, WI, Revenue Bonds, 5.750% due 4/1/42	1,052,790
260,000	Public Finance Authority, WI, Revenue Bonds, Refunding, 5.875% due 4/1/45	288,223
325,000	Public Finance Authority, WI, School Education Revenue, Revenue Bonds, 4.000% due 6/15/29[2]	336,242
350,000	Public Finance Authority, WI, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Revenue Bonds, Refunding, Series A, 5.250% due 5/15/37[2]	387,345
90,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, 5.000% due 11/15/24[2]	97,453
500,000	Public Finance Authority, WI, Student Housing, Revenue Bonds (AGMC Insured), 5.000% due 7/1/53	576,510
1,060,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, Series A, 5.000% due 7/1/25	1,181,169
2,350,000	Public Finance Authority, WI, Tax Allocation, Increment Finance Grant Revenue, 0.000% due 9/1/28[1]	1,648,219
955,000	Wisconsin State, Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding, 5.000% due 6/1/41	1,018,813
See Notes to Schedules of Portfolio Investments
93

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2019 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
Wisconsin — (Continued)
$1,000,000	Wisconsin State, Housing and Economic Development Authority, Home Ownership Revenue, Revenue Bonds, Series D, 4.000% due 3/1/47	$1,086,540
		8,218,309
TOTAL MUNICIPAL BONDS (Cost $201,485,766)		210,906,273
TOTAL INVESTMENTS (Cost $201,485,766)	99.0%	$210,906,273
OTHER ASSETS IN EXCESS OF LIABILITIES	1.0	2,033,596
NET ASSETS	100.0%	$212,939,869

*	Percentages indicated are based on net assets.
[1]	Zero Coupon Bond.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2019, these securities, which are not illiquid, amounted to $25,488,858 or 12.0% of net assets for the Fund.
[3]	Floating Rate Bond. Rate shown is as of July 31, 2019.
[4]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of July 31, 2019.
[5]	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
[6]	When-issued security.
[7]	This security is in default. See Note 1.
[8]	Variable Rate Demand Note (VRDN) with a daily rate-reset. Shall be the rate of interest which, if borne by the bonds, would, in the judgment of the Remarketing Agent, having due regard for the prevailing financial market conditions for revenue bonds or other securities the interest on which is excluded from gross income for federal income tax purposes and of the same general nature as the bonds or securities the interest on which is excluded from gross income for federal income tax purposes and which are equivalent as to credit and maturity (or period for tender) to the credit and maturity (or period for tender) of the bonds, be the lowest interest rate which would enable the Remarketing Agent to remarket the bonds at a price of par (plus accrued interest, if any).

Abbreviations:
AGC — Assurance Guaranty Corporation
AGC-ICC — Assured Guaranty Corporation Insured Custody Certificates
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
BAM — Build America Mutual
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MBIA — Municipal Bond Investors Assurance
NPFG — National Public Finance Guarantee Corporation
SIFMA — Securities Industry and Financial Markets Association
See Notes to Schedules of Portfolio Investments
94

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Notes to Schedules of Portfolio Investments (Unaudited)
1.  Organization and Significant Accounting Policies
As of July 31, 2019, The Glenmede Fund, Inc. (the “Fund”) consists of nineteen portfolios: the Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Large Cap Growth Equity Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Large Cap Value Portfolio, the Equity Income Portfolio, the Secured Options Portfolio, the Global Secured Options Portfolio, the Alternative Risk Premia Portfolio, the Core Fixed Income Portfolio, the Short Term Tax Aware Fixed Income Portfolio and the High Yield Municipal Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. Since June 30, 2015, the Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional classes commenced operations on December 30, 2015 and November 5, 2015, respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016.
Since February 14, 2019, Quantitative U.S. Long/Short Equity Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Quantitative U.S. Long/Short Equity Portfolio have not been issued.
The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015.
The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016.
The Equity Income Portfolio commenced operations on December 21, 2016.
The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio commenced operations on November 13, 2017.
The Alternative Risk Premia Portfolio commenced operations on December 21, 2018.
Valuation of Securities:  Equity securities and options listed on a U.S. securities exchange, including exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values as reported by such companies, and are typically categorized as Level 1.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standard Codification ("ASC") Topic 820, “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and
95

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Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio and Equity Income Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at July 31, 2019. The High Yield Municipal Portfolio had all investments with corresponding states at Level 2 at July 31, 2019.
The Portfolios did not recognize any level transfers as of the quarter ended July 31, 2019. Transfers into and out of a level are typically recognized at the end of the reporting period.
The following is a summary of the inputs used as of July 31, 2019 in valuing the assets and liabilities of the Secured Options Portfolio, Global Secured Options Portfolio, Alternative Risk Premia Portfolio, Core Fixed Income Portfolio and Short Term Tax Aware Fixed Income Portfolio:
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$14,765,603	$—	$—	$14,765,603
U.S. Treasury Bill	—	140,339,225	—	140,339,225
Repurchase Agreement	—	5,279,080	—	5,279,080
Purchased Options
Calls	1,033,228,875	—	—	1,033,228,875
Puts	117,375	—	—	117,375
Total Purchased Options	1,033,346,250	—	—	1,033,346,250
Total Investments	1,048,111,853	145,618,305	—	1,193,730,158
Total	$1,048,111,853	$145,618,305	$—	$1,193,730,158
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LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(511,690,875)	$—	$—	$(511,690,875)
Puts	(6,340,189)	—	—	(6,340,189)
Total Written Options	(518,031,064)	—	—	(518,031,064)
Total	$(518,031,064)	$—	$—	$(518,031,064)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$55,977	$—	$—	$55,977
U.S. Treasury Bill	—	1,123,511	—	1,123,511
Total Investments	55,977	1,123,511	—	1,179,488
Total	$55,977	$1,123,511	$—	$1,179,488
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Puts	$(21,744)	$—	$—	$(21,744)
Total	$(21,744)	$—	$—	$(21,744)
Alternative Risk Premia Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$8,937	$—	$—	$8,937
Automobiles	29,629	—	—	29,629
Banks	340,524	—	—	340,524
Beverages	28,947	—	—	28,947
Building Products	55,933	—	—	55,933
Capital Markets	82,205	—	—	82,205
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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Chemicals	$58,296	$—	$—	$58,296
Commercial Services & Supplies	134,301	—	—	134,301
Communications Equipment	32,092	—	—	32,092
Construction & Engineering	93,998	—	—	93,998
Consumer Finance	99,846	—	—	99,846
Containers & Packaging	23,741	—	—	23,741
Diversified Consumer Services	25,587	—	—	25,587
Diversified Financial Services	31,174	—	—	31,174
Electric Utilities	38,750	—	—	38,750
Electrical Equipment	13,173	—	—	13,173
Electronic Equipment, Instruments & Components	24,854	—	—	24,854
Energy Equipment & Services	12,060	—	—	12,060
Equity Real Estate Investment Trusts	217,843	—	—	217,843
Food & Staples Retailing	11,212	—	—	11,212
Food Products	28,702	—	—	28,702
Gas Utilities	9,247	—	—	9,247
Health Care Equipment & Supplies	52,898	—	—	52,898
Health Care Providers & Services	58,220	—	—	58,220
Health Care Technology	28,129	—	—	28,129
Hotels, Restaurants & Leisure	50,086	—	—	50,086
Household Durables	12,226	—	—	12,226
Household Products	6,846	—	—	6,846
Independent Power & Renewable Electricity Producer	26,981	—	—	26,981
Insurance	108,611	—	—	108,611
Internet & Direct Marketing Retail	21,666	—	—	21,666
IT Services	75,840	—	—	75,840
Life Sciences Tools & Services	39,223	—	—	39,223
Machinery	148,728	—	—	148,728
Metals & Mining	39,513	—	—	39,513
Mortgage Real Estate Investment Trust	28,661	—	—	28,661
Multi-Utilities	25,819	—	—	25,819
Oil, Gas & Consumable Fuels	58,222	—	—	58,222
Paper & Forest Products	18,084	—	—	18,084
Pharmaceuticals	25,872	—	—	25,872
Professional Services	19,216	—	—	19,216
Real Estate Management & Development	13,093	—	—	13,093
Road & Rail	28,929	—	—	28,929
Semiconductors & Semiconductor Equipment	112,013	—	—	112,013
Software	39,549	—	—	39,549
Specialty Retail	97,574	—	—	97,574
Technology Hardware, Storage & Peripherals	51,851	—	—	51,851
Textiles, Apparel & Luxury Goods	49,210	—	—	49,210
Thrifts & Mortgage Finance	60,070	—	—	60,070
Total Common Stocks	2,698,181	—	—	2,698,181
U.S. Treasury Bill	—	1,494,030	—	1,494,030
Purchased Options
Calls	4,937,375	—	—	4,937,375
Puts	1,375	—	—	1,375
Total Purchased Options	4,938,750	—	—	4,938,750
Total Investments	7,636,931	1,494,030	—	9,130,961
Total	$7,636,931	$1,494,030	$—	$9,130,961
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LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Call	$(2,447,875)	$—	$—	$(2,447,875)
Puts	(39,466)	—	—	(39,466)
Total Written Options	(2,487,341)	—	—	(2,487,341)
Common Stocks Sold Short
Aerospace & Defense	(13,494)	—	—	(13,494)
Air Freight & Logistics	(25,921)	—	—	(25,921)
Auto Components	(33,078)	—	—	(33,078)
Banks	(324,513)	—	—	(324,513)
Building Products	(25,135)	—	—	(25,135)
Capital Markets	(163,285)	—	—	(163,285)
Chemicals	(76,189)	—	—	(76,189)
Commercial Services & Supplies	(117,541)	—	—	(117,541)
Communications Equipment	(14,278)	—	—	(14,278)
Construction & Engineering	(30,529)	—	—	(30,529)
Construction Materials	(26,509)	—	—	(26,509)
Consumer Finance	(26,838)	—	—	(26,838)
Distributors	(34,244)	—	—	(34,244)
Diversified Telecommunication Services	(13,925)	—	—	(13,925)
Electric Utilities	(20,663)	—	—	(20,663)
Electronic Equipment, Instruments & Components	(46,907)	—	—	(46,907)
Equity Real Estate Investment Trusts	(219,030)	—	—	(219,030)
Food Products	(64,092)	—	—	(64,092)
Gas Utilities	(13,565)	—	—	(13,565)
Health Care Equipment & Supplies	(72,285)	—	—	(72,285)
Health Care Providers & Services	(19,975)	—	—	(19,975)
Hotels, Restaurants & Leisure	(71,177)	—	—	(71,177)
Household Durables	(79,406)	—	—	(79,406)
Household Products	(54,171)	—	—	(54,171)
Industrial Conglomerates	(36,700)	—	—	(36,700)
Insurance	(75,085)	—	—	(75,085)
Leisure Product	(29,916)	—	—	(29,916)
Life Sciences Tools & Services	(30,262)	—	—	(30,262)
Machinery	(114,812)	—	—	(114,812)
Mortgage Real Estate Investment Trust	(28,523)	—	—	(28,523)
Multi-line Retail	(29,202)	—	—	(29,202)
Multi-Utilities	(27,247)	—	—	(27,247)
Oil, Gas & Consumable Fuels	(73,419)	—	—	(73,419)
Professional Services	(26,705)	—	—	(26,705)
Road & Rail	(26,207)	—	—	(26,207)
Semiconductors & Semiconductor Equipment	(70,212)	—	—	(70,212)
Software	(115,250)	—	—	(115,250)
Specialty Retail	(12,800)	—	—	(12,800)
Textiles, Apparel & Luxury Goods	(25,324)	—	—	(25,324)
Thrifts & Mortgage Finance	(28,590)	—	—	(28,590)
Trading Companies & Distributors	(37,984)	—	—	(37,984)
Water Utilities	(60,918)	—	—	(60,918)
Total Common Stocks Sold Short	(2,435,906)	—	—	(2,435,906)
Total	$(4,923,247)	$—	$—	$(4,923,247)
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Core Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$44,366,574	$—	$44,366,574
Federal Home Loan Mortgage Corporation	—	5,051,313	—	5,051,313
Federal National Mortgage Association	—	49,683,694	—	49,683,694
Total Agency Notes	—	99,101,581	—	99,101,581
Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	39,390,799	—	39,390,799
Federal National Mortgage Association	—	114,731,589	—	114,731,589
Government National Mortgage Association	—	1,307,588	—	1,307,588
Total Mortgage-Backed Securities	—	155,429,976	—	155,429,976
Corporate Notes
Automotive	—	4,087,080	—	4,087,080
Banking	—	35,647,725	—	35,647,725
Beverages, Food & Tobacco	—	20,301,786	—	20,301,786
Communications	—	17,182,522	—	17,182,522
Computer Software & Processing	—	32,592,962	—	32,592,962
Financial	—	21,866,484	—	21,866,484
Heavy Machinery	—	5,751,754	—	5,751,754
Insurance	—	15,438,393	—	15,438,393
Pharmaceuticals	—	5,107,983	—	5,107,983
Retailers	—	7,918,361	—	7,918,361
Total Corporate Notes	—	165,895,050	—	165,895,050
U.S. Treasury Notes/Bonds	—	81,962,344	—	81,962,344
Repurchase Agreement	—	5,681,571	—	5,681,571
Investment of Security Lending Collateral	2,940,888	—	—	2,940,888
Total Investments	2,940,888	508,070,522	—	511,011,410
Total	$2,940,888	$508,070,522	$—	$511,011,410
Short Term Tax Aware Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
Alabama	$—	$521,210	$—	$521,210
Alaska	—	1,029,197	—	1,029,197
Arizona	—	443,128	—	443,128
California	—	487,980	—	487,980
Colorado	—	155,850	—	155,850
Connecticut	—	297,586	—	297,586
Florida	—	541,179	—	541,179
Georgia	—	578,927	—	578,927
Idaho	—	207,196	—	207,196
Illinois	—	4,917,443	—	4,917,443
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Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Kansas	$—	$600,000	$—	$600,000
Kentucky	—	1,624,674	—	1,624,674
Louisiana	—	1,293,760	—	1,293,760
Massachusetts	—	263,858	—	263,858
Michigan	—	3,001,205	—	3,001,205
Minnesota	—	372,548	—	372,548
Mississippi	—	530,600	—	530,600
New Jersey	—	1,349,675	—	1,349,675
New York	—	583,571	—	583,571
North Carolina	—	108,045	—	108,045
Ohio	—	1,874,256	—	1,874,256
Pennsylvania	—	7,038,233	—	7,038,233
Rhode Island	—	436,560	—	436,560
Tennessee	—	374,207	—	374,207
Texas	—	5,010,401	—	5,010,401
Washington	—	1,513,553	—	1,513,553
Wisconsin	—	1,507,125	—	1,507,125
Wyoming	—	407,408	—	407,408
Total Municipal Bonds	—	37,069,375	—	37,069,375
Preferred Stocks	259,500	—	—	259,500
U.S. Treasury Notes/Bonds	—	2,725,083	—	2,725,083
Repurchase Agreement	—	150,175	—	150,175
Investment of Security Lending Collateral	1,018,750	—	—	1,018,750
Registered Investment Companies	1,508,864	—	—	1,508,864
Total Investments	2,787,114	39,944,633	—	42,731,747
Total	$2,787,114	$39,944,633	$—	$42,731,747
Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of July 31, 2019 are presented in each Portfolio’s Schedule of Portfolio Investments.
Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange
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rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
Foreign Securities:  The Strategic Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, Equity Income Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio, Alternative Risk Premia Portfolio and Quantitative International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
Options Transactions:  The Strategic Equity Portfolio, Large Cap Value Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Alternative Risk Premia Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio, Global Secured Options Portfolio and Alternative Risk Premia Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio, Large Cap Value Portfolio and Quantitative U.S. Long/Short Equity Portfolio did not enter into any options transactions during the period ended July 31, 2019. During the period ended July 31, 2019, the Secured Options Portfolio and the Alternative Risk Premia Portfolio wrote put and call options and purchased put and call options and the Global Secured Options Portfolio wrote and purchased put options in an attempt to achieve their respective investment objective and strategies.
Disclosures about Derivative Instruments and Hedging Activities:  Each Portfolio follows FASB ASC Topic 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”). ASC 815 requires enhanced disclosures about each Portfolio’s use of, and accounting for, derivative instruments and the effect on the results of each Portfolio’s operations and financial position. At July 31, 2019 and during the period then ended, the Secured Options Portfolio, the Global Secured Options Portfolio and the Alternative Risk Premia Portfolio had the following derivatives and transactions in derivatives, grouped into appropriate risk categories, none of which have been designated as hedging instruments:
Secured Options Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased	$1,033,346,250	$1,033,346,250
Total Value	$1,033,346,250	$1,033,346,250
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Liability Derivatives
	Equity Contracts Risk	Total
Options Written	$(518,031,062)	$(518,031,062)
Total Value	$(518,031,062)	$(518,031,062)
Number of Contracts, Notional Amounts or Shares/Units1
	Equity Contracts Risk	Total
Options Purchased	10,943	10,943
Options Written	(13,357)	(13,357)
Global Secured Options Portfolio
Liability Derivatives
	Equity Contracts Risk	Total
Options Written	$(21,744)	$(21,744)
Total Value	$(21,744)	$(21,744)
Number of Contracts, Notional Amounts or Shares/Units1
	Equity Contracts Risk	Total
Options Purchased	20	20
Options Written	(97)	(97)
Alternative Risk Premia Portfolio
Asset Derivatives
	Equity Contracts Risk	Total
Options Purchased	$4,938,750	$4,938,750
Total Value	$4,938,750	$4,938,750
Liability Derivatives
	Equity Contracts Risk	Total
Options Written	$(2,487,340)	$(2,487,340)
Total Value	$(2,487,340)	$(2,487,340)
Number of Contracts, Notional Amounts or Shares/Units1
	Equity Contracts Risk	Total
Options Purchased	45	45
Options Written	(395)	(395)
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[1]	Amounts disclosed represents average number of contracts, notional amounts, or shares/units outstanding during the period ended July 31, 2019.
Lending of Portfolio Securities:  Each Portfolio, using State Street Bank and Trust Company (“State Street”) as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio and the Alternative Risk Premia Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Quantitative U.S. Long/Short Equity Portfolio was not used to finance short sales during the period ended July 31, 2019. During the period ended July 31, 2019, the cash collateral received by the Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Small Cap Equity Portfolio, Large Cap Value Portfolio, Short Term Tax Aware Fixed Income Portfolio and Core Fixed Income Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Schedule of Portfolio Investments. Non-cash collateral is not disclosed as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
Portfolio	Market Value of Cash Collateral	Market Value of Non-Cash Collateral
Quantitative U.S. Large Cap Value Equity Portfolio	$—	$20,834
Quantitative U.S. Small Cap Equity Portfolio	16,949	45,960
Quantitative International Equity Portfolio	6,877,515	3,253,494
Responsible ESG U.S. Equity Portfolio	—	153,558
Quantitative U.S. Long/Short Equity Portfolio	282,900	2,383,592
Quantitative U.S. Total Market Equity Portfolio	—	1,165,860
Small Cap Equity Portfolio	61,958,601	99,987,073
Large Cap Value Portfolio	732,861	294,227
Equity Income Portfolio	—	449,013
Core Fixed Income Portfolio	2,940,888	—
Short Term Tax Aware Fixed Income Portfolio	1,018,750	51,125
Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Portfolio Investments for REIT securities held as of July 31, 2019.
Securities Sold Short:  The Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Alternative Risk Premia Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short
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positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in an amount at least equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of July 31, 2019, the Quantitative U.S. Long/Short Equity Portfolio and Alternative Risk Premia Portfolio pledged cash in the amount of $184,729,715 and $1,366,065, respectively, to State Street, as collateral for short sales. The Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio and Alternative Risk Premia Portfolio also pledged securities in the amount of $41,246,168, $27,429,000 and $3,172,066, respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in a portion of each such Portfolio’s assets.
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Pursuant to orders issued by the SEC to certain ETFs and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with certain conditions of the SEC orders and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
Fixed Income and Municipal Securities:  The Alternative Risk Premia Portfolio, Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and interest payments when due which could adversely impact a Portfolio’s return and net asset value. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Although governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve has been gradually raising interest rates.
The High Yield Municipal Portfolio invests primarily in municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts using the effective interest method.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Other. In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
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2.  Subsequent Events
Management has evaluated events or transactions subsequent to July 31, 2019 through the date the schedules of investments was filed with the Securities and Exchange Commission, and has determined that there were no material events that would require additional disclosure.
106